UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10543

Name of Fund:  BlackRock Core Bond Trust (BHK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 02/28/2017

Item 1 – Report to Stockholders

FEBRUARY 28, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Core Bond Trust (BHK)

BlackRock Corporate High Yield Fund, Inc. (HYT)

BlackRock Income Trust, Inc. (BKT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Risk assets, such as stocks and high yield bonds, enjoyed strong performance in the 12 months ended February 28, 2017. It was a different story for higher-quality assets such as U.S. Treasuries, which generated muted returns after struggling in the latter part of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth and investors braced for higher interest rates.

Markets showed great resilience during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making selectivity increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.01%	24.98%
U.S. small cap equities (Russell 2000® Index)	12.61	36.11
International equities (MSCI Europe, Australasia, Far East Index)	4.90	15.75
Emerging market equities (MSCI Emerging Markets Index)	5.51	29.46
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.22	0.39
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(6.17)	(4.09)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.19)	1.42
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.51)	0.76
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.43	21.83
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	3

Trust Summary as of February 28, 2017	BlackRock Core Bond Trust

Trust Overview

BlackRock Core Bond Trust’s (BHK) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing at least 75% of its managed assets in bonds that are investment grade quality at the time of investment. The Trust’s investments will include a broad range of bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The Trust may invest up to 25% of its total managed assets in bonds that at the time of investment are rated Ba/BB or below by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poors Ratings Group (“S&P”), Fitch Ratings (“Fitch”) or another nationally recognized rating agency or bonds that are unrated but judged to be of comparable quality by the investment adviser. The Trust may invest up to 10% of its managed assets in bonds issued in foreign currencies. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information
Symbol on New York Stock Exchange (“NYSE”)	BHK
Initial Offering Date	November 27, 2001
Current Distribution Rate on Closing Market Price as of February 28, 2017 ($13.34)[1]	5.85%
Current Monthly Distribution per Common Share[2]	$0.065
Current Annualized Distribution per Common Share[2]	$0.780
Economic Leverage as of February 28, 2017[3]	30%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BHK[1,2]	(4.15)%	(2.10)%
Lipper Corporate BBB-Rated Debt Funds (Leveraged)[3]	0.44%	0.54%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

The largest detractors from performance included the Trust’s stance with respect to duration (and corresponding interest rate sensitivity) as well as the Trust’s yield curve positioning. Allocations to investment grade corporate securities, global sovereign/supranational/agency issues, residential mortgage-backed securities (“MBS”) and commercial mortgage-backed securities (“CMBS”) also detracted.

•	The largest positive contributions to the Trust’s absolute performance came from holdings of high yield corporate bonds, asset-backed securities (“ABS”) and capital securities.

Describe recent portfolio activity.

•

Over the six-month period, the Trust’s profile with respect to credit risk was essentially unchanged, while sector allocations were rotated to reflect the view that the economy is entering a reflationary period. In addition, the Trust’s allocation in global sovereign/supranational/agency issues was reduced and rotated into emerging market debt, investment grade corporate securities, high yield corporate bonds and CMBS. Lastly, agency collateralized mortgage obligations were added to the portfolio.

Describe portfolio positioning at period end.

•

As of period end, the Trust maintained diversified exposure within non-government spread sectors, including investment grade credit, high yield credit, CMBS and ABS, as well as smaller allocations to non-agency MBS and U.S. municipal bonds. The Trust also held exposure to government-related sectors such as U.S. Treasury securities, agency debt and agency MBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Core Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$13.34	$14.33	(6.91)%	$14.34	$12.59
Net Asset Value	$14.50	$15.25	(4.92)%	$15.29	$13.99

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	2/28/17		8/31/16
Corporate Bonds	49%		47%
U.S. Treasury Obligations	10		14
Preferred Securities	9		10
Non-Agency Mortgage-Backed Securities	9		10
Asset-Backed Securities	8		8
U.S. Government Sponsored Agency Securities	7		6
Short-Term Securities	1		1
Municipal Bonds	3		2
Foreign Agency Obligations	2		2
Floating Rate Loan Interests	2		1
Options Written	—	[1]	(1)
Other[1]	—		—

[1]	Representing less than 1% of the Trust’s total investments and Other may include Common Stocks and Options Purchased.

Credit Quality Allocation[2,3]	2/28/17	8/31/16
AAA/Aaa[4]	22%	24%
AA/Aa	6	4
A	16	14
BBB/Baa	30	22
BB/Ba	12	17
B	8	12
CCC/Caa	3	4
N/R	3	3

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[3]	Excludes Short-Term Securities, Options Purchased and Options Written.

[4]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	5

Trust Summary as of February 28, 2017	BlackRock Corporate High Yield Fund, Inc.

Trust Overview

BlackRock Corporate High Yield Fund, Inc.’s (HYT) (the “Trust”) primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing primarily in a diversified portfolio of fixed income securities which are rated at the time of investment to be below investment grade or, if unrated, are considered by the investment adviser to be of comparable quality. The Trust may invest directly in fixed income securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Trust Information
Symbol on NYSE	HYT
Initial Offering Date	May 30, 2003
Current Distribution Rate on Closing Market Price as of February 28, 2017 ($11.16)[1]	7.53%
Current Monthly Distribution per Common Share[2]	$0.07
Current Annualized Distribution per Common Share[2]	$0.84
Economic Leverage as of February 28, 2017[3]	27%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents bank borrowings as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
HYT[1,2]	7.14%	8.00%
Lipper High Yield Funds (Leveraged)[3]	7.08%	7.59%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

High yield corporate bonds and floating rate loan interests (bank loans) both benefited from the strong appetite for credit during the six-month period. On a sector basis, the largest contributors to the Trust’s returns included the independent energy, metals & mining, and wireless sectors. From a credit-rating perspective, B-rated, BB-rated, and CCC-rated names were the largest contributors, as the lower credit-quality portions of both the high yield and bank loan markets drove the overall rally across the two asset classes. Finally, liquid high yield positions were substantial positive contributors to performance given the strong performance of the asset class over the period, including high yield exchange traded funds, credit default swap indexes and total return swaps.

•

From a sector perspective, the sole absolute detractor over the semi-annual period was natural gas. From a credit-rating perspective, CC- and C- names were slight detractors. From an asset allocation perspective, the only detractor for the period came from a small allocation to U.S. Treasury securities.

Describe recent portfolio activity.

•

As the high yield market rallied early in the period, the Trust maintained a slightly overweight market sensitivity, while remaining focused on quality and consistent cash-flow stories where balance sheets and asset coverage are strong. While lower-quality and stressed/distressed portions of the high yield market outperformed over the six months, the Trust remained underweight to the riskier, higher yielding portion of the market in order to prudently manage risk. In that vein, the Trust reduced risk across the consumer cyclical space and with respect to retailers in particular, on the view that the outlook for the space continues to deteriorate under pressure from declining sales and secular changes. By contrast, the Trust added to the cable & satellite and technology sectors over the period.

Describe portfolio positioning at period end.

•

The Trust held the majority of its portfolio in corporate bonds, with a modest allocation to floating rate bank loans. Within high yield corporates, the Trust was underweight in lower-coupon, more interest rate-sensitive bonds while being slightly overweight to single B-rated bonds. The Trust was overweight in high conviction CCC-rated issues while remaining underweight in the highest yielding segment of the lower-related universe where downside risks are greater if volatility picks up or credit sentiment weakens. The Trust continued to favor select equity/equity-like assets with more upside as a substitute to higher-beta (more market sensitive) CCC-rated notes, although this exposure was reduced over the period in favor of high yield issues. The Trust also maintained exposure to equity futures positions to help reduce portfolio risk. The Trust ended the period with a slight long position in equities, and a below-benchmark stance with respect to duration (and corresponding interest rate risk).

•

At period-end, top issuer overweights included Ligado Networks (wireless), Freeport McMoran Inc. (metals & mining), and Amaya Inc. (gaming). Core issuer/credit biases remained centered on cash-flow views, determination of a specific catalyst and/or idiosyncratic characteristics.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Corporate High Yield Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$11.16	$10.88	2.57%	$11.17	$9.86
Net Asset Value	$12.19	$11.79	3.39%	$12.19	$11.48

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	2/28/17		8/31/16
Corporate Bonds	81%		79%
Floating Rate Loan Interests	11		9
Preferred Securities	4		4
Asset-Backed Securities	1		2
Common Stocks	3		4
Investment Companies	—	[1]	1
Other	—	[1]	1

[1]	Representing less than 1% of the Trust’s total investments and Other may include Non-Agency Mortgage-Backed Securities, Warrants, Other Interests, Short-Term Securities and Options Purchased.

Credit Quality Allocation[2,3]	2/28/17	8/31/16
A	1%	3%
BBB/Baa	7	10
BB/Ba	39	40
B	36	35
CCC/Caa	11	8
N/R	6	4

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[3]	Excludes Short-Term Securities, Options Purchased and Options Written.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	7

Trust Summary as of February 28, 2017	BlackRock Income Trust, Inc.

Trust Overview

BlackRock Income Trust, Inc.’s (BKT) (the “Trust”) investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Trust seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Trust invests at least 80% of its assets in securities that are (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P or Aaa by Moody’s. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information
Symbol on NYSE	BKT
Initial Offering Date	July 22, 1988
Current Distribution Rate on Closing Market Price as of February 28, 2017 ($6.26)[1]	5.08%
Current Monthly Distribution per Common Share[2]	$0.0265
Current Annualized Distribution per Common Share[2]	$0.3180
Economic Leverage as of February 28, 2017[3]	29%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BKT[1,2]	(2.74)%	(0.56)%
Lipper US Mortgage Funds[3]	2.34%	2.78%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

The largest detractors from performance were the Trust’s allocations within agency collateralized mortgage obligations (“CMOs”), U.S. agency bonds, 30-year agency MBS pass-throughs and swaps/swaptions strategies.

•

The largest contributors to performance during the six-month period were the Trust’s strategies to manage risk utilizing U.S. Treasury futures held as short positions against the Trust’s long positions in agency mortgage-backed securities (“MBS”). This positioning benefited performance as rates moved higher. Other contributions to returns came from allocations to agency interest-only and principal-only bonds, positions in commercial mortgage-backed securities (“CMBS”) and allocations to legacy (i.e., issued prior to 2008) non-agency residential MBS.

•

The Trust uses interest rate derivatives including futures, options, swaps and swaptions, mainly for the purpose of managing duration, convexity (the rate at which duration changes in response to interest rate movements) and yield curve positioning. The use of derivatives had a positive impact on Trust performance for the period.

Describe recent portfolio activity.

•

The Trust decreased its holdings within agency pass-throughs during the period, while maintaining exposure to agency CMOs. The Trust’s allocation to legacy non-agency residential MBS was unchanged. Within CMBS, exposures were slightly reduced as the risk profile became less favorable in the wake of significant spread tightening. The Trust’s allocation to asset-backed securities remained minimal.

Describe portfolio positioning at period end.

•

As of period end, the Trust continued to be overweight in well-structured agency CMOs with call protected and seasoned collateral, and those which demonstrated more favorable prepayment characteristics. The Trust also maintained non-benchmark positions in legacy non-agency residential MBS and CMBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Income Trust, Inc.

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$6.26	$6.60	(5.15)%	$6.61	$6.16
Net Asset Value	$6.75	$6.96	(3.02)%	$6.98	$6.71

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	2/28/17	8/31/16
U.S. Government Sponsored Agency Securities	123%	97%
U.S. Treasury Obligations	3	2
Short-Term Securities	1	1
Non-Agency Mortgage-Backed Securities	1	1
Asset-Backed Securities	— [1]	1
Borrowed Bonds[1]	—	—
TBA Sale Commitments	(28)	(2)

[1]	Representing less than 0.50% of the Trust’s total investments.

Credit Quality Allocation[2,3]	2/28/17	8/31/16
AAA/Aaa[4]	99%	99%
BBB	1	1

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[3]	Excludes Money Market Funds.

[4]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	9

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trusts (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trusts’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trusts’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trusts had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trusts’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trusts’ intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Trusts’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trust’s investment adviser will be higher than if the Trusts did not use leverage.

Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trusts are permitted to issue debt up to 33 1/3% of their total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having values not less than the value of a Trust’s obligations under the reverse repurchase agreement (including accrued interest) then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities — 10.4%
ALM VI Ltd., Series 2012-6A, Class B2R, 3.82%, 7/15/26 (a)(b)	USD	1,000	$1,002,115
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class D, 4.95%, 1/15/29 (a)(b)		650	651,690
Apidos CDO, Series 2012-9AR, Class DR, 4.92%, 7/15/23 (a)(b)		1,400	1,401,189
Apidos CLO XIX, Series 2014-19A, Class DR, 4.38%, 10/17/26 (a)(b)		1,000	995,211
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 4.52%, 10/17/24 (a)(b)		1,000	1,000,874
Ares XXXII CLO, Ltd., Series 2014-32A, Class CR, 4.49%, 11/15/25 (a)(b)		1,250	1,250,000
Atlas Senior Loan Fund, Ltd., 4.95%, 11/30/28 (a)(b)		1,250	1,250,000
Atrium CDO Corp., Series 9A, Class D, 4.44%, 2/28/24 (a)(b)		1,500	1,503,744
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.92%, 10/17/26 (a)(b)		1,000	991,626
Bowman Park CLO, Ltd., Series 2014-1A, Class D2R, 4.38%, 11/23/25 (a)(b)		3,000	3,000,000
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		2,210	2,276,248
CIFC Funding Ltd. (a)(b):
Series 2012-3A, Class B1R, 5.04%, 1/29/25		2,500	2,506,672
Series 2013-IA, Class B, 3.83%, 4/16/25		1,000	1,000,896
Series 2014-4A, Class D, 4.42%, 10/17/26		2,000	2,010,825
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.91%, 1/25/37 (a)		288	279,683
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		3,879	3,871,595
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.82%, 10/15/26 (a)(b)		1,000	996,187
Flatiron CLO Ltd., Series 2014-1A, Class D, 4.62%, 1/15/23 (a)(b)		1,000	1,002,321
Galaxy XV CLO Ltd. (a)(b):
3.62%, 4/15/25		1,000	1,001,147
5.34%, 11/15/26		1,000	1,001,581
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.54%, 10/29/26		1,000	995,080
Highbridge Loan Management Ltd., Series 5A-2015, Class C1, 4.24%, 1/29/26 (a)(b)		4,000	4,019,518
Limerock CLO III LLC, Series 2014-3A, Class C, 4.63%, 10/20/26 (a)(b)		3,750	3,697,971
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.89%, 8/15/22 (a)(b)		1,200	1,201,107
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, 1.00%, 1/27/26 (a)(b)		1,800	1,800,050
Nelnet Student Loan Trust, Series 2006-1, Class A5, 1.16%, 8/23/27 (a)		795	791,011
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 5.29%, 11/14/27 (a)(b)		2,250	2,267,631
Oaktree EIF II Ltd., Series 2015-B1A, Class C, 4.14%, 2/15/26 (a)(b)		1,000	1,003,683
OCP CLO Ltd., Series 2012-2A, Class DR, 5.52%, 11/22/25 (a)(b)		1,000	1,001,701

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XX Ltd., Series 2014-1A (a)(b):
Class C, 3.83%, 8/12/26	USD	750	$755,381
Class D, 4.68%, 8/12/26		1,000	1,008,673
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.69%, 11/14/26 (a)(b)		2,000	1,996,014
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 4.29%, 11/25/25 (a)(b)		2,000	1,991,308
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (b)		5,000	4,986,153
OZLM Funding III, Ltd., Series 2013-3A, Class BR, 4.04%, 1/22/29 (a)(b)		1,500	1,506,175
OZLM VII Ltd., Series 2014-7A, Class C, 4.62%, 7/17/26 (a)(b)		470	472,144
OZLM VIII Ltd., Series 2014-8A, Class C, 4.52%, 10/17/26 (a)(b)		1,750	1,749,816
Regatta V Funding Ltd., Series 2014-1A, Class C, 4.49%, 10/25/26 (a)(b)		2,000	1,956,548
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 1.16%, 6/15/21 (a)		16	16,208
SLM Private Education Loan Trust (b):
Series 2012-A, Class A1, 2.17%, 8/15/25 (a)		7	7,156
Series 2012-A, Class A2, 3.83%, 1/17/45		690	705,042
Series 2014-A, Class B, 3.50%, 11/15/44		500	498,195
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (b)		5,900	5,931,402
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.54%, 1/21/26 (a)(b)		700	700,613
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.64%, 1/23/27 (a)(b)		1,250	1,256,869
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, 4.73%, 1/23/29 (a)(b)		1,550	1,556,129
Stewart Park CLO Ltd., Series 2015-1A, Class D, 4.47%, 4/15/26 (a)(b)		1,000	996,900
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		730	726,998
Voya CLO Ltd. (a)(b):
Series 2012-2AR, Class CR, 3.97%, 10/15/22		1,500	1,501,233
Series 2016-3A, Class C, 4.67%, 10/18/27		795	797,959
Series 2016-3A, Class D, 7.67%, 10/18/27		615	623,960
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		2,360	2,419,356
York CLO-4, Ltd., Series 2016-2A, Class D, 5.06%, 1/20/30 (a)(b)		1,500	1,478,833

			81,410,421
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		3,106	208,695
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)		7,447	518,861

			727,556
Total Asset-Backed Securities — 10.5%			82,137,977

Portfolio Abbreviations

AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
CAD	Canadian Dollar	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-Counter
CDO	Collateralized Debt Obligation	GBP	British Pound	PIK	Payment-In-Kind
CHF	Swiss Franc	GO	General Obligation Bonds	RB	Revenue Bonds
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	SEK	Swedish Krona
CR	Custodian Receipt	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
DIP	Debtor-In-Possession	LOC	Letter of Credit
ETF	Exchange-Traded Fund	NOK	Norwegian Krone

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.1%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (b)	USD	370	$324,675
Bombardier, Inc. (b):
8.75%, 12/01/21		621	687,757
6.00%, 10/15/22		84	84,105
6.13%, 1/15/23		107	107,000
7.50%, 3/15/25		306	318,240
Eaton Corp., 4.15%, 11/02/42		500	500,227
Harris Corp., 3.83%, 4/27/25		500	513,924
KLX, Inc., 5.88%, 12/01/22 (b)		361	380,025
Koppers, Inc., 6.00%, 2/15/25 (b)		151	157,040
Lockheed Martin Corp., 4.70%, 5/15/46		1,250	1,370,637
Moog, Inc., 5.25%, 12/01/22 (b)		180	184,500
TransDigm, Inc.:
5.50%, 10/15/20		211	214,693
6.00%, 7/15/22		950	975,631
6.50%, 7/15/24		235	241,462
6.50%, 5/15/25 (b)(c)		133	136,159
6.50%, 5/15/25		110	112,613
6.38%, 6/15/26		26	26,260
United Technologies Corp., 6.13%, 7/15/38 (d)		1,450	1,876,526

			8,211,474
Air Freight & Logistics — 0.3%
FedEx Corp., 4.75%, 11/15/45		1,250	1,313,054
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	111,872
6.50%, 6/15/22 (b)	USD	535	561,750
6.13%, 9/01/23 (b)		78	81,900

			2,068,576
Airlines — 2.3%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 9/15/24 (b)		1,863	1,816,668
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24 (d)		3,586	3,827,951
Series 2015-2, Class A, 4.00%, 3/22/29		1,465	1,501,140
Series 2015-2, Class AA, 3.60%, 3/22/29		1,465	1,471,843
Series 2017-1, Class B, 4.95%, 8/15/26		1,925	1,968,313
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		401	415,093
Series 2012-3, Class C, 6.13%, 4/29/18		520	542,100
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27		3,509	3,688,794
Series 2014-2, Class B, 4.63%, 3/03/24		2,487	2,539,465

			17,771,367
Auto Components — 0.3%
Allison Transmission, Inc., 5.00%, 10/01/24 (b)		199	202,482
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	192,735
Delphi Automotive PLC, 4.40%, 10/01/46	USD	465	444,887
Faurecia, 3.63%, 6/15/23	EUR	100	110,911
Fiat Chrysler Finance Europe, 4.75%, 3/22/21		100	117,064
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	111,409
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	367	372,964
6.25%, 2/01/22 (b)		80	82,600
6.75%, 2/01/24 (b)		271	281,162
IHO Verwaltungs GmbH (e):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	109,423
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	109,913
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (b)	USD	200	202,060

Corporate Bonds		Par (000)	Value
Auto Components (continued)
IHO Verwaltungs GmbH (e) (continued):
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23 (b)	USD	200	$191,381

			2,528,991
Automobiles — 0.9%
Ford Motor Co., 4.75%, 1/15/43 (d)		4,255	4,092,353
General Motors Co., 6.25%, 10/02/43 (d)		2,506	2,854,727

			6,947,080
Banks — 1.8%
Allied Irish Banks PLC, 4.13%, 11/26/25 (a)	EUR	100	110,228
Banco Popolare, 2.75%, 7/27/20		100	108,111
Bankia SA, 4.00%, 5/22/24 (a)		200	216,366
Barclays PLC, 3.65%, 3/16/25	USD	4,320	4,213,819
CaixaBank SA, 3.50%, 2/15/27 (a)	EUR	100	109,014
CIT Group, Inc.:
5.50%, 2/15/19 (b)	USD	206	217,073
5.38%, 5/15/20		410	438,700
5.00%, 8/01/23		395	417,713
Commerzbank AG:
7.75%, 3/16/21	EUR	100	127,792
4.00%, 3/23/26		28	30,631
Cooperatieve Rabobank UA, 3.95%, 11/09/22 (d)	USD	1,500	1,540,531
HSBC Holdings PLC, 6.10%, 1/14/42		610	767,192
Santander Holdings USA, Inc., 4.50%, 7/17/25		2,000	2,047,134
Santander UK Group Holdings PLC, 2.88%, 8/05/21		1,250	1,237,315
Wells Fargo & Co., 3.90%, 5/01/45		2,250	2,170,042

			13,751,661
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (d)		4,250	4,665,123
Biotechnology — 0.4%
Amgen, Inc., 4.40%, 5/01/45		2,250	2,206,318
Gilead Sciences, Inc., 4.80%, 4/01/44		1,000	1,044,178
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	100	110,362

			3,360,858
Building Materials — 0.0%
Dry Mix Solutions Investissements SAS, 3.93%, 6/15/21 (a)		100	105,940
Titan Global Finance PLC, 3.50%, 6/17/21		100	110,005

			215,945
Building Products — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (b)	USD	183	192,150
Building Materials Corp. of America (b):
5.38%, 11/15/24		65	66,813
6.00%, 10/15/25		200	212,500
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		520	544,700
Louisiana-Pacific Corp., 4.88%, 9/15/24		61	61,458
Masonite International Corp., 5.63%, 3/15/23 (b)		200	206,500
Ply Gem Industries, Inc., 6.50%, 2/01/22		431	448,326
Standard Industries, Inc. (b):
5.13%, 2/15/21		29	30,233
5.50%, 2/15/23		138	143,520
USG Corp.:
8.25%, 1/15/18		300	315,000
5.50%, 3/01/25 (b)		180	191,250

			2,412,450
Capital Markets — 2.2%
CDP Financial, Inc., 5.60%, 11/25/39 (b)(d)		5,890	7,380,771
Goldman Sachs Group, Inc., 3.75%, 5/22/25 (d)		8,965	9,095,467

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Morgan Stanley, 4.00%, 7/23/25	USD	905	$937,059
State Street Corp., 1.96%, 6/01/77 (a)		140	125,300

			17,538,597
Chemicals — 0.8%
Air Liquide Finance SA, 3.50%, 9/27/46 (b)		360	337,174
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/01/25 (b)		400	400,000
Axalta Coating Systems LLC, 4.88%, 8/15/24 (b)		161	164,220
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		55	65,588
10.00%, 10/15/25		25	30,375
CF Industries, Inc.:
7.13%, 5/01/20		80	87,700
5.15%, 3/15/34		60	57,038
4.95%, 6/01/43		185	159,100
Chemours Co.:
6.63%, 5/15/23		182	193,147
7.00%, 5/15/25		44	47,795
Hexion, Inc., 10.38%, 2/01/22 (b)		132	135,960
Huntsman International LLC, 4.88%, 11/15/20		101	104,535
Ineos Finance PLC, 4.00%, 5/01/23	EUR	100	110,310
INEOS Group Holdings SA, 5.63%, 8/01/24 (b)(d)	USD	200	203,900
Inovyn Finance PLC, 6.25%, 5/15/21	EUR	100	112,633
Methanex Corp., 3.25%, 12/15/19	USD	1,650	1,665,094
Momentive Performance Materials, Inc., 3.88%, 10/24/21		735	720,300
NOVA Chemicals Corp., 5.25%, 8/01/23 (b)		88	90,640
Platform Specialty Products Corp. (b):
10.38%, 5/01/21		37	41,579
6.50%, 2/01/22		934	976,030
PQ Corp., 6.75%, 11/15/22 (b)		214	231,655
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	100	111,263
Tronox Finance LLC:
6.38%, 8/15/20	USD	141	143,468
7.50%, 3/15/22 (b)		43	44,935
Versum Materials, Inc., 5.50%, 9/30/24 (b)		81	84,746
WR Grace & Co-Conn (b):
5.13%, 10/01/21		187	196,817
5.63%, 10/01/24		80	85,000

			6,601,002
Commercial Services & Supplies — 0.8%
ADT Corp.:
3.50%, 7/15/22		402	381,397
4.13%, 6/15/23		55	52,938
4.88%, 7/15/32 (b)		141	113,505
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (b)		151	154,398
Aviation Capital Group Corp. (b):
4.63%, 1/31/18		1,300	1,332,500
7.13%, 10/15/20		1,800	2,072,250
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		439	459,852
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (b)		190	196,294
Iron Mountain, Inc.:
6.00%, 10/01/20 (b)		175	183,801
6.00%, 8/15/23		80	84,672
Mobile Mini, Inc., 5.88%, 7/01/24		299	312,455
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (b)		162	168,885
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (b)		125	128,594
Silk Bidco AS, 7.50%, 2/01/22	EUR	100	113,885
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	31	32,366
5.75%, 11/15/24		60	63,720

			5,851,512

Corporate Bonds		Par (000)	Value
Communications Equipment — 0.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	648	$716,040
CommScope, Inc., 5.00%, 6/15/21 (b)		250	257,500
Nokia OYJ, 6.63%, 5/15/39		135	144,112
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		834	881,955
6.38%, 5/15/25		258	277,995
5.75%, 1/15/27 (b)		143	151,194

			2,428,796
Construction & Engineering — 0.6%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		369	376,380
Engility Corp., 8.88%, 9/01/24 (b)		176	189,200
ITR Concession Co. LLC, 4.20%, 7/15/25 (b)		4,000	4,066,160

			4,631,740
Construction Materials — 0.3%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)		164	162,770
HD Supply, Inc. (b):
5.25%, 12/15/21		790	833,450
5.75%, 4/15/24		481	508,657
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	157	177,764
PulteGroup, Inc.:
5.50%, 3/01/26	USD	133	137,988
6.00%, 2/15/35		27	26,595
Rexel SA, 3.50%, 6/15/23	EUR	100	110,805

			1,958,029
Consumer Discretionary — 0.0%
Nielsen Co. Luxembourg SARL, 5.00%, 2/01/25 (b)	USD	117	117,877
Silversea Cruise Finance Ltd., 7.25%, 2/01/25 (b)		63	65,678

			183,555
Consumer Finance — 1.9%
Ally Financial, Inc.:
6.25%, 12/01/17		320	330,950
4.63%, 3/30/25		190	194,275
8.00%, 11/01/31		1,803	2,217,690
Capital One Financial Corp., 4.75%, 7/15/21 (d)		1,935	2,096,783
Corivas Campus Living USG LLC, 5.30%, 7/01/50		5,700	5,701,140
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,530	1,766,970
4.25%, 9/20/22		1,600	1,675,894
Navient Corp.:
5.00%, 10/26/20		180	180,846
6.63%, 7/26/21		104	108,420
5.50%, 1/25/23		75	71,813
7.25%, 9/25/23		173	177,325
6.13%, 3/25/24		59	56,493
5.88%, 10/25/24		56	52,500
5.63%, 8/01/33		101	81,810
OneMain Financial Holdings LLC (b):
6.75%, 12/15/19		101	105,735
7.25%, 12/15/21		78	81,510

			14,900,154
Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (b)		200	207,360
4.25%, 1/15/22	EUR	100	109,362
4.25%, 9/15/22 (b)(c)	USD	200	203,000
2.75%, 3/15/24 (c)	EUR	100	106,062
6.75%, 5/15/24		100	117,196
6.00%, 2/15/25 (b)(c)	USD	402	413,055

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (b):
4.63%, 5/15/23	USD	271	$275,742
7.25%, 5/15/24		1,475	1,607,750
Ball Corp., 5.00%, 3/15/22		141	149,284
Clearwater Paper Corp., 5.38%, 2/01/25 (b)		181	180,548
Crown European Holdings SA, 3.38%, 5/15/25	EUR	100	109,727
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (b)	USD	98	100,205
JH-Holding Finance SA, 8.25%, 12/01/22 (e)	EUR	100	114,773
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20	USD	194	199,820
6.88%, 2/15/21		305	313,001
4.52%, 7/15/21 (a)(b)		438	449,497
5.13%, 7/15/23 (b)		363	376,159
7.00%, 7/15/24 (b)		393	422,721
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	100	112,296
Sealed Air Corp. (b):
4.88%, 12/01/22	USD	365	377,319
6.88%, 7/15/33		6	6,510
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (b)		333	342,157
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	112,402

			6,405,946
Diversified Consumer Services — 0.3%
APX Group, Inc.:
6.38%, 12/01/19	USD	33	33,949
8.75%, 12/01/20		211	218,385
7.88%, 12/01/22 (b)		130	140,725
7.88%, 12/01/22		86	93,095
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)		1,168	1,277,500
Service Corp. International, 4.50%, 11/15/20		315	321,300
Sotheby’s, 5.25%, 10/01/22 (b)		18	18,360
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	100	109,039

			2,212,353
Diversified Financial Services — 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.95%, 2/01/22	USD	750	776,160
Aircastle Ltd., 6.25%, 12/01/19		353	384,770
Bank of America Corp. (d):
5.63%, 7/01/20		2,200	2,425,106
3.30%, 1/11/23		6,000	6,045,540
FBM Finance, Inc., 8.25%, 8/15/21 (b)		80	85,616
FMR LLC, 4.95%, 2/01/33 (b)(d)		2,300	2,437,131
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	129,669
General Electric Capital Corp., 6.15%, 8/07/37 (d)	USD	2,150	2,826,497
General Motors Financial Co., Inc., 4.25%, 5/15/23		807	837,237
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		470	498,345
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		595	605,412
Mercury Bondco PLC (e):
(7.13% Cash or 7.88% PIK), 7.13%, 5/30/21	EUR	100	104,880
(8.25% Cash or 9.00% PIK), 8.25%, 5/30/21		100	108,059
Moody’s Corp., 4.50%, 9/01/22 (d)	USD	1,800	1,931,924
Northern Trust Corp., 3.95%, 10/30/25 (d)		8,000	8,475,976
UniCredit SpA:
6.95%, 10/31/22	EUR	140	172,292
5.75%, 10/28/25 (a)		107	121,233

			27,965,847

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services — 3.5%
AT&T, Inc. (d):
6.38%, 3/01/41	USD	520	$592,076
5.15%, 3/15/42		2,400	2,375,484
4.75%, 5/15/46		2,710	2,534,189
CenturyLink, Inc.:
6.45%, 6/15/21		437	465,680
Series U, 7.65%, 3/15/42		99	90,585
Series Y, 7.50%, 4/01/24		108	116,100
Cincinnati Bell, Inc., 7.00%, 7/15/24 (b)		451	476,933
Consolidated Communications, Inc., 6.50%, 10/01/22		68	67,830
Frontier Communications Corp.:
8.13%, 10/01/18		71	75,970
7.13%, 3/15/19		220	233,750
8.50%, 4/15/20		75	79,500
7.13%, 1/15/23		50	45,250
7.63%, 4/15/24		205	183,988
6.88%, 1/15/25		915	770,887
11.00%, 9/15/25		379	380,895
Level 3 Financing, Inc.:
5.38%, 8/15/22		165	171,064
5.63%, 2/01/23		149	153,843
5.13%, 5/01/23		95	96,900
5.38%, 1/15/24		165	169,331
5.38%, 5/01/25		140	144,550
5.25%, 3/15/26 (b)		223	224,951
OTE PLC, 3.50%, 7/09/20	EUR	100	106,470
SBA Communications Corp., 4.88%, 9/01/24 (b)	USD	177	176,097
Telecom Italia Capital SA:
6.38%, 11/15/33		95	95,950
6.00%, 9/30/34		300	296,250
7.20%, 7/18/36		105	111,195
Telecom Italia SpA:
3.25%, 1/16/23	EUR	141	157,904
3.63%, 1/19/24		200	225,387
Verizon Communications, Inc. (d):
6.40%, 2/15/38	USD	6,879	8,207,514
6.55%, 9/15/43		6,751	8,264,655
Windstream Corp., 7.75%, 10/01/21		17	17,510
Windstream Services LLC, 7.50%, 6/01/22		53	52,470

			27,161,158
Electric Utilities — 5.8%
AES Corp., 4.88%, 5/15/23		210	208,530
Berkshire Hathaway Energy Co., 6.50%, 9/15/37 (d)		5,515	7,221,005
Black Hills Corp., 3.15%, 1/15/27		405	389,123
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	489,601
CMS Energy Corp., 5.05%, 3/15/22 (d)		1,832	2,015,510
Duke Energy Carolinas LLC:
6.10%, 6/01/37		640	806,371
6.00%, 1/15/38 (d)		1,675	2,125,434
4.25%, 12/15/41 (d)		750	783,534
Duke Energy Florida LLC, 6.40%, 6/15/38 (d)		770	1,036,207
E.ON International Finance BV, 6.65%, 4/30/38 (b)		3,100	3,775,028
Electricite de France SA, 5.60%, 1/27/40 (b)(d)		2,800	3,112,931
Florida Power Corp., 6.35%, 9/15/37 (d)		2,775	3,696,580
Jersey Central Power & Light Co., 7.35%, 2/01/19		490	535,752
Ohio Power Co., Series D, 6.60%, 3/01/33 (d)		3,000	3,773,514
PacifiCorp, 6.25%, 10/15/37 (d)		1,225	1,605,502
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (d)		2,550	3,325,873
Southern California Edison Co. (d):
5.63%, 2/01/36		1,300	1,587,447
Series A, 5.95%, 2/01/38		2,175	2,770,687
Southern Co., 4.40%, 7/01/46		1,000	996,053

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Virginia Electric & Power Co., Series A, 6.00%, 5/15/37 (d)	USD	3,920	$4,911,548

			45,166,230
Electrical Equipment — 0.0%
Anixter, Inc., 5.63%, 5/01/19		35	36,925
Areva SA, 4.88%, 9/23/24	EUR	50	53,558
Trionista TopCo GmbH, 6.88%, 4/30/21		110	121,924

			212,407
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	280	296,450
5.00%, 9/01/23		234	241,020
5.00%, 9/01/25 (c)		72	73,035
SESI LLC, 7.13%, 12/15/21		60	61,650

			672,155
Energy Equipment & Services — 0.8%
Ensco PLC:
4.50%, 10/01/24		99	85,140
5.20%, 3/15/25		25	22,125
Enterprise Products Operating LLC, 6.13%, 10/15/39 (d)		1,400	1,649,409
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (b)		378	380,835
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		142	144,130
6.75%, 8/01/22		170	177,225
GrafTech International Ltd., 6.38%, 11/15/20		600	510,000
Halliburton Co., 5.00%, 11/15/45		500	542,783
Noble Holding International Ltd., 4.63%, 3/01/21		8	7,580
Pattern Energy Group, Inc., 5.88%, 2/01/24 (b)		93	95,441
Pioneer Energy Services Corp., 6.13%, 3/15/22		185	172,744
Precision Drilling Corp.:
6.50%, 12/15/21		70	71,925
5.25%, 11/15/24		90	89,100
Transocean, Inc.:
6.00%, 3/15/18		195	199,875
7.38%, 4/15/18		20	20,550
5.80%, 10/15/22		444	415,140
9.00%, 7/15/23 (b)		659	710,072
6.80%, 3/15/38		47	38,540
Trinidad Drilling Ltd., 6.63%, 2/15/25 (b)		243	250,290
Weatherford International Ltd.:
7.75%, 6/15/21		185	199,569
8.25%, 6/15/23		80	86,800
9.88%, 2/15/24 (b)		106	122,430

			5,991,703
Environmental, Maintenance, & Security Service — 0.1%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	108,212
Tervita Escrow Corp., 7.63%, 12/01/21 (b)	USD	276	288,420

			396,632
Food & Staples Retailing — 0.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (b):
6.63%, 6/15/24		151	160,060
5.75%, 3/15/25		169	169,317
Aramark Services, Inc., 4.75%, 6/01/26		151	151,378
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	100	129,224
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	100	124,811
4.56%, 1/25/23		100	118,464
CVS Health Corp., 5.13%, 7/20/45 (d)	USD	2,000	2,228,126

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Dollar Tree, Inc., 5.75%, 3/01/23	USD	914	$969,982
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		42	44,415
Rite Aid Corp.:
6.75%, 6/15/21		258	268,965
6.13%, 4/01/23 (b)		22	23,312
7.70%, 2/15/27		241	287,995
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		1,000	1,034,985

			5,711,034
Food Products — 0.2%
Acosta, Inc., 7.75%, 10/01/22 (b)		167	146,960
Aramark Services, Inc., 5.13%, 1/15/24		148	155,045
Darling Global Finance BV, 4.75%, 5/30/22	EUR	100	112,357
JBS USA LLC/JBS USA Finance, Inc. (b):
7.25%, 6/01/21	USD	30	30,900
5.88%, 7/15/24		92	96,140
5.75%, 6/15/25		316	326,270
Post Holdings, Inc. (b):
6.75%, 12/01/21		68	72,998
7.75%, 3/15/24		232	257,520
5.50%, 3/01/25		69	70,294
8.00%, 7/15/25		235	264,962
5.00%, 8/15/26		29	28,039
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)		89	93,673
WhiteWave Foods Co., 5.38%, 10/01/22		119	129,710

			1,784,868
Health Care Equipment & Supplies — 0.4%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (b)		405	361,463
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		716	633,660
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (b)		80	82,176
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		160	156,400
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b):
5.63%, 10/15/23		192	184,320
5.50%, 4/15/25		240	223,200
Medtronic, Inc., 4.50%, 3/15/42		750	791,765
Teleflex, Inc.:
3.88%, 8/01/17 (f)		50	155,281
5.25%, 6/15/24		170	175,525
4.88%, 6/01/26		39	39,293

			2,803,083
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23		296	304,140
6.50%, 3/01/24		41	43,563
Aetna, Inc.:
3.20%, 6/15/26		1,005	1,013,729
4.50%, 5/15/42		575	598,484
Alere, Inc., 6.38%, 7/01/23 (b)		208	211,120
Amsurg Corp., 5.63%, 7/15/22		553	575,811
Centene Corp.:
5.63%, 2/15/21		401	422,052
6.13%, 2/15/24		51	55,335
4.75%, 1/15/25		285	293,194
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		101	101,631
8.00%, 11/15/19		98	95,795
5.13%, 8/01/21		150	147,375
6.88%, 2/01/22		265	232,537
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		366	373,549
Envision Healthcare Corp., 5.13%, 7/01/22 (b)		365	373,669

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc.:
3.75%, 3/15/19	USD	264	$270,600
6.50%, 2/15/20		652	715,759
4.75%, 5/01/23		562	589,397
5.00%, 3/15/24		315	331,931
5.38%, 2/01/25		772	807,705
5.25%, 4/15/25		66	70,373
5.88%, 2/15/26		284	304,590
5.25%, 6/15/26		361	381,306
4.50%, 2/15/27		408	406,980
HealthSouth Corp.:
5.75%, 11/01/24		176	179,520
5.75%, 9/15/25		141	142,763
2.00%, 12/01/43 (f)		225	270,422
Hologic, Inc., 5.25%, 7/15/22 (b)		360	375,300
MEDNAX, Inc., 5.25%, 12/01/23 (b)		134	138,523
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)		478	515,045
New Amethyst Corp., 6.25%, 12/01/24 (b)		74	78,440
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)		207	222,525
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (b)		48	51,360
Tenet Healthcare Corp.:
6.25%, 11/01/18		159	168,341
6.00%, 10/01/20		324	343,440
4.50%, 4/01/21		21	21,263
4.38%, 10/01/21		112	112,840
7.50%, 1/01/22 (b)		93	100,673
8.13%, 4/01/22		789	826,477
6.75%, 6/15/23		501	496,616

			12,764,173
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (b)		121	124,970
Quintiles IMS, Inc., 3.25%, 3/15/25 (b)	EUR	100	106,099

			231,069
Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp., 6.88%, 5/15/23	USD	172	185,760
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		1,346	1,408,252
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	100	130,915
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)	USD	88	88,770
Gateway Casinos & Entertainment Ltd., 8.25%, 3/01/24 (b)		48	48,780
International Game Technology PLC, 4.75%, 2/15/23	EUR	100	115,571
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (b)	USD	45	46,238
McDonald’s Corp., 3.70%, 1/30/26		510	523,295
MGM Resorts International:
8.63%, 2/01/19		47	51,935
5.25%, 3/31/20		50	52,625
6.75%, 10/01/20		127	139,979
6.63%, 12/15/21		620	692,075
7.75%, 3/15/22		20	23,350
4.63%, 9/01/26		86	84,279
New Red Finance, Inc., 6.00%, 4/01/22 (b)		640	667,392
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	109,850
Sabre GLBL, Inc. (b):
5.38%, 4/15/23	USD	62	63,085
5.25%, 11/15/23		185	187,775
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)		557	592,412
10.00%, 12/01/22		547	580,504

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)	USD	434	$446,152
Station Casinos LLC, 7.50%, 3/01/21		570	594,225
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	100	112,879
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,374	3,210,363
Series A4, 5.66%, 6/30/27		1,089	1,463,389
Series M, 7.40%, 3/28/24		3,000	4,036,351
Series N, 6.46%, 3/30/32		2,390	2,819,020
Vue International Bidco PLC, 7.88%, 7/15/20		100	128,949
Yum! Brands, Inc., 3.88%, 11/01/23	USD	66	64,680

			18,668,850
Household Durables — 0.4%
CalAtlantic Group, Inc.:
8.38%, 1/15/21		53	61,944
5.38%, 10/01/22		2	2,100
5.25%, 6/01/26		5	5,006
Century Communities, Inc., 6.88%, 5/15/22		460	480,125
Lennar Corp.:
4.13%, 1/15/22		77	77,963
4.75%, 11/15/22		130	133,705
4.88%, 12/15/23		85	87,763
4.75%, 5/30/25		180	182,250
Mattamy Group Corp., 6.88%, 12/15/23 (b)		70	73,150
Newell Brands, Inc., 4.20%, 4/01/26		1,000	1,052,029
PulteGroup, Inc., 6.38%, 5/15/33		256	264,960
Riverbed Technology, Inc., 8.88%, 3/01/23 (b)		155	165,462
Standard Pacific Corp., 5.88%, 11/15/24		15	16,088
Tempur Sealy International, Inc., 5.50%, 6/15/26		168	165,060
TRI Pointe Group, Inc.:
4.38%, 6/15/19		10	10,200
4.88%, 7/01/21		125	129,062
5.88%, 6/15/24		125	129,375
William Lyon Homes ,Inc., 5.88%, 1/31/25 (b)		81	81,101

			3,117,343
Household Products — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (b)		59	59,738
Prestige Brands, Inc., 6.38%, 3/01/24 (b)		109	115,540
Spectrum Brands, Inc.:
6.63%, 11/15/22		355	375,412
6.13%, 12/15/24		112	119,179
5.75%, 7/15/25		22	23,375

			693,244
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.:
6.00%, 1/15/22 (b)		69	72,364
5.88%, 1/15/24 (b)		84	88,620
5.50%, 2/01/24		5	4,950
Dynegy, Inc.:
6.75%, 11/01/19		425	437,750
7.38%, 11/01/22		151	148,357
7.63%, 11/01/24		80	76,000
8.00%, 1/15/25 (b)		14	13,300
NRG Energy, Inc.:
7.88%, 5/15/21		32	33,200
6.63%, 3/15/23		25	25,313
6.25%, 5/01/24		25	25,000
7.25%, 5/15/26		69	70,984
6.63%, 1/15/27 (b)		379	372,367
NRG Yield Operating LLC, 5.38%, 8/15/24		75	76,875
QEP Resources, Inc., 5.38%, 10/01/22		283	284,415
TerraForm Power Operating LLC, 6.38%, 2/01/23 (b)(g)		126	130,410

			1,859,905

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Industrial Conglomerates — 0.6%
General Electric Co.:
6.75%, 3/15/32 (d)	USD	2,500	$3,409,900
6.88%, 1/10/39		135	193,672
Smiths Group PLC, 3.63%, 10/12/22 (b)		360	358,458
Vertiv Group Corp, 9.25%, 10/15/24 (b)		293	314,609

			4,276,639
Insurance — 2.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,499,249
American International Group, Inc., 3.75%, 7/10/25 (d)		3,380	3,403,684
Aon PLC:
3.88%, 12/15/25		1,445	1,483,645
4.60%, 6/14/44		500	489,894
Assicurazioni Generali SpA (a):
7.75%, 12/12/42	EUR	100	126,084
5.50%, 10/27/47		100	111,767
AXA SA, 5.25%, 4/16/40 (a)		500	590,092
Five Corners Funding Trust, 4.42%, 11/15/23 (b)(d)	USD	2,050	2,181,963
Groupama SA, 6.00%, 1/23/27	EUR	100	108,293
Hartford Financial Services Group, Inc., 5.13%, 4/15/22	USD	1,860	2,064,381
HUB International Ltd. (b):
9.25%, 2/15/21		117	121,387
7.88%, 10/01/21		426	450,495
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (b)(d)		2,000	2,496,744
Lincoln National Corp., 3.35%, 3/09/25 (d)		1,045	1,039,432
MetLife, Inc., 6.40%, 12/15/66		2,554	2,822,170
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)	EUR	400	503,124
Prudential Financial, Inc. (d):
5.90%, 3/17/36	USD	500	608,145
5.70%, 12/14/36		1,625	1,913,665
Radian Group, Inc., 5.25%, 6/15/20		185	194,712
Wayne Merger Sub LLC, 8.25%, 8/01/23 (b)		286	301,730

			22,510,656
Internet Software & Services — 0.1%
Equinix, Inc.:
4.88%, 4/01/20		173	177,325
5.88%, 1/15/26		245	261,689
Netflix, Inc.:
5.50%, 2/15/22		8	8,540
5.88%, 2/15/25		11	11,894
4.38%, 11/15/26 (b)		452	448,045
Symantec Corp., 5.00%, 4/15/25 (b)		106	108,803

			1,016,296
IT Services — 0.4%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		270	282,825
Fidelity National Information Services, Inc., 4.50%, 8/15/46		1,000	975,666
First Data Corp. (b):
7.00%, 12/01/23		683	734,225
5.75%, 1/15/24		1,424	1,475,620

			3,468,336
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 5.30%, 2/01/44		1,000	1,134,017
Machinery — 0.1%
Gardner Denver, Inc., 6.88%, 8/15/21 (b)		90	92,700
Navistar International Corp., 8.25%, 11/01/21		30	30,300
SPX FLOW, Inc. (b):
5.63%, 8/15/24		115	118,162
5.88%, 8/15/26		105	106,575

Corporate Bonds		Par (000)	Value
Machinery (continued)
Terex Corp., 5.63%, 2/01/25 (b)	USD	201	$206,276
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	100	113,854

			667,867
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)(d)	USD	2,150	2,491,420
Media — 6.1%
21st Century Fox America, Inc., 7.63%, 11/30/28		385	507,434
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	110,575
Altice Financing SA:
5.25%, 2/15/23		100	113,186
7.50%, 5/15/26 (b)	USD	607	651,766
Altice Luxembourg SA:
7.75%, 5/15/22 (b)		200	212,750
6.25%, 2/15/25	EUR	100	112,561
7.63%, 2/15/25 (b)	USD	289	307,785
Altice US Finance I Corp. (b):
5.38%, 7/15/23		770	802,725
5.50%, 5/15/26		293	302,889
AMC Networks, Inc.:
4.75%, 12/15/22		192	193,920
5.00%, 4/01/24		191	192,792
Cablevision Systems Corp.:
8.63%, 9/15/17		76	78,375
7.75%, 4/15/18		311	326,550
8.00%, 4/15/20		325	359,125
CBS Radio, Inc., 7.25%, 11/01/24 (b)		149	159,058
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		280	291,200
5.13%, 5/01/23 (b)		359	372,462
5.75%, 2/15/26 (b)		197	210,790
5.50%, 5/01/26 (b)		278	295,027
5.13%, 5/01/27 (b)		249	258,649
5.88%, 5/01/27 (b)		616	661,646
Cequel Communications Holdings I LLC/Cequel Capital Corp. (b):
6.38%, 9/15/20		100	103,063
5.13%, 12/15/21		562	568,827
7.75%, 7/15/25		960	1,063,200
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25		4,000	4,213,612
Clear Channel International BV, 8.75%, 12/15/20 (b)		284	301,040
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		2,050	2,090,432
Series B, 7.63%, 3/15/20		95	95,713
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (d)		2,600	3,495,778
Comcast Corp.:
6.45%, 3/15/37 (d)		790	1,015,148
4.60%, 8/15/45		2,000	2,079,060
Cox Communications, Inc. (b):
6.95%, 6/01/38		1,000	1,089,372
8.38%, 3/01/39 (d)		3,475	4,341,185
CSC Holdings LLC:
10.13%, 1/15/23 (b)		790	914,425
5.25%, 6/01/24		430	432,687
10.88%, 10/15/25 (b)		510	614,550
Discovery Communications LLC:
3.25%, 4/01/23		1,850	1,819,899
3.45%, 3/15/25		210	200,947
DISH DBS Corp.:
6.75%, 6/01/21		510	562,275
5.88%, 7/15/22		118	126,555

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Media (continued)
DISH DBS Corp. (continued):
5.88%, 11/15/24	USD	99	$105,435
7.75%, 7/01/26		575	672,750
DISH Network Corp., 3.38%, 8/15/26 (b)(f)		175	210,656
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	110,919
GTT Escrow Corp., 7.88%, 12/31/24 (b)	USD	50	52,375
Hughes Satellite Systems Corp.:
7.63%, 6/15/21		64	70,960
5.25%, 8/01/26 (b)		329	334,346
6.63%, 8/01/26 (b)		64	66,600
iHeartCommunications, Inc.:
9.00%, 12/15/19		185	161,644
9.00%, 3/01/21		9	7,290
10.63%, 3/15/23		961	797,630
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		467	447,152
7.25%, 10/15/20		249	230,325
5.50%, 8/01/23		427	351,207
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		2,000	2,023,762
LG Finance Co. Corp., 5.88%, 11/01/24 (b)		57	58,639
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	100	120,904
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (b)	USD	61	59,780
MDC Partners, Inc., 6.50%, 5/01/24 (b)		246	237,697
Midcontinent Communications / Midcontinent Finance Corp. (b):
6.25%, 8/01/21		340	353,260
6.88%, 8/15/23		66	71,115
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		117	118,024
National CineMedia LLC, 5.75%, 8/15/26		59	60,180
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (b)		159	162,577
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		211	217,330
Numericable Group SA, 5.38%, 5/15/22	EUR	106	117,125
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	55	57,131
5.63%, 2/15/24		160	168,000
SFR Group SA (b):
6.00%, 5/15/22		345	357,831
7.38%, 5/01/26		1,501	1,555,411
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		463	468,787
TCI Communications, Inc., 7.88%, 2/15/26 (d)		610	816,190
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (b)		115	125,638
Time Warner, Inc., 6.10%, 7/15/40		830	951,736
Tribune Media Co., 5.88%, 7/15/22		573	585,176
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	EUR	100	111,714
Univision Communications, Inc. (b):
5.13%, 5/15/23	USD	561	561,000
5.13%, 2/15/25		351	346,174
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	100	109,224
Virgin Media Finance PLC, 5.75%, 1/15/25 (b)	USD	515	528,519
Virgin Media Secured Finance PLC:
5.50%, 8/15/26 (b)		200	204,978
4.88%, 1/15/27	GBP	100	124,892
6.25%, 3/28/29		100	134,682
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	520	540,800
Wind Acquisition Finance SA:
7.00%, 4/23/21	EUR	120	132,404
7.38%, 4/23/21 (b)	USD	800	833,000
Ziggo Bond Finance BV, 5.88%, 1/15/25 (b)		260	264,225

			47,846,227

Corporate Bonds		Par (000)	Value
Metals & Mining — 1.8%
Alcoa, Inc.:
5.40%, 4/15/21	USD	340	$364,174
5.13%, 10/01/24		445	460,797
5.90%, 2/01/27		70	74,987
5.95%, 2/01/37		30	30,713
Anglo American Capital PLC:
4.45%, 9/27/20 (b)		100	104,700
4.13%, 4/15/21 (b)		200	206,040
3.25%, 4/03/23	EUR	100	115,588
4.88%, 5/14/25 (b)	USD	200	207,500
ArcelorMittal:
7.75%, 10/15/39		64	74,560
7.50%, 3/01/41		216	245,160
Cliffs Natural Resources, Inc. (b):
8.25%, 3/31/20		130	142,025
5.75%, 3/01/25		145	142,245
Constellium NV (b):
8.00%, 1/15/23		650	682,500
6.63%, 3/01/25		832	827,320
First Quantum Minerals Ltd., 7.00%, 2/15/21 (b)		490	507,456
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		189	188,527
2.38%, 3/15/18		1,564	1,556,180
3.10%, 3/15/20		620	607,600
4.00%, 11/14/21		121	116,160
3.55%, 3/01/22		324	300,915
3.88%, 3/15/23		774	712,080
5.40%, 11/14/34		278	243,945
5.45%, 3/15/43		737	630,135
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (b)		121	129,470
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (b)		115	128,225
Kaiser Aluminum Corp., 5.88%, 5/15/24		74	77,700
Kinross Gold Corp.:
5.95%, 3/15/24		25	26,438
6.88%, 9/01/41		45	45,563
Novelis Corp. (b):
6.25%, 8/15/24		623	660,380
5.88%, 9/30/26		610	627,537
Peabody Securities Finance Corp. (b):
6.00%, 3/31/22		82	83,640
6.38%, 3/31/25		86	87,720
Rio Tinto Finance USA Ltd., 4.75%, 3/22/42		400	441,586
Steel Dynamics, Inc.:
5.13%, 10/01/21		550	567,187
5.25%, 4/15/23		345	359,266
5.50%, 10/01/24		48	51,062
Teck Resources Ltd.:
3.00%, 3/01/19		140	143,388
4.50%, 1/15/21		96	99,540
3.75%, 2/01/23		337	328,508
8.50%, 6/01/24 (b)		250	291,875
6.13%, 10/01/35		61	63,135
6.00%, 8/15/40		400	401,000
6.25%, 7/15/41		43	44,613
5.20%, 3/01/42		378	358,034
5.40%, 2/01/43		188	179,070
ThyssenKrupp AG, 1.38%, 3/03/22	EUR	75	79,128
United States Steel Corp., 8.38%, 7/01/21 (b)	USD	215	241,875

			14,057,247
Multi-Utilities — 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		140	144,113
7.50%, 11/01/23 (b)		130	136,825

			280,938

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (b)	USD	155	$97,263
Oil, Gas & Consumable Fuels — 6.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (b)		79	83,543
Anadarko Petroleum Corp., 5.55%, 3/15/26		1,500	1,684,755
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (b)		35	35,525
Antero Resources Corp.:
5.13%, 12/01/22		52	52,260
5.63%, 6/01/23		51	51,638
Apache Corp., 3.25%, 4/15/22		2,000	2,021,394
California Resources Corp., 8.00%, 12/15/22 (b)		352	300,960
Callon Petroleum Co., 6.13%, 10/01/24 (b)		140	145,950
Canadian Natural Resources Ltd., 3.90%, 2/01/25		500	508,139
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		95	96,188
Cheniere Corpus Christi Holdings LLC (b):
7.00%, 6/30/24		278	311,360
5.88%, 3/31/25		576	609,120
Chesapeake Energy Corp.:
4.27%, 4/15/19 (a)		341	338,442
6.88%, 11/15/20		138	136,620
8.00%, 12/15/22 (b)		184	194,580
8.00%, 1/15/25 (b)(d)		214	212,395
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (d)		685	809,147
CONSOL Energy, Inc.:
5.88%, 4/15/22		1,708	1,665,300
8.00%, 4/01/23		48	50,040
Continental Resources, Inc.:
4.50%, 4/15/23		98	96,040
3.80%, 6/01/24		277	256,571
4.90%, 6/01/44		190	166,725
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		25	25,719
6.25%, 4/01/23		20	20,750
CrownRock LP/CrownRock Finance, Inc. (b):
7.13%, 4/15/21		525	546,000
7.75%, 2/15/23		85	91,588
DCP Midstream LLC (b):
4.75%, 9/30/21		55	56,788
6.45%, 11/03/36		128	131,520
6.75%, 9/15/37		159	168,540
Denbury Resources, Inc.:
9.00%, 5/15/21 (b)		501	539,827
5.50%, 5/01/22		110	90,750
Diamondback Energy, Inc., 5.38%, 5/31/25 (b)		137	141,795
Eclipse Resources Corp., 8.88%, 7/15/23		45	46,463
Energy Transfer Equity LP:
5.88%, 1/15/24		544	584,800
5.50%, 6/01/27		216	228,690
Energy Transfer Partners LP:
4.05%, 3/15/25		500	502,398
4.75%, 1/15/26		1,250	1,309,505
5.30%, 4/15/47		540	539,633
Ensco Jersey Finance, Ltd., 3.00%, 1/31/24 (b)		341	347,607
Ensco PLC, 8.00%, 1/31/24 (b)		58	59,450
Enterprise Products Operating LLC, 3.70%, 2/15/26		500	506,256
EOG Resources, Inc.:
4.15%, 1/15/26		1,000	1,052,363
5.10%, 1/15/36		200	220,184
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		221	216,027
8.00%, 11/29/24 (b)		173	183,380

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (b)	USD	208	$221,520
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 6/15/24		25	24,938
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (b)		210	221,550
Gulfport Energy Corp.:
6.63%, 5/01/23		51	51,893
6.00%, 10/15/24 (b)		108	107,460
6.38%, 5/15/25 (b)		60	60,300
Halcon Resources Corp., 6.75%, 2/15/25 (b)		579	573,210
Hess Corp., 4.30%, 4/01/27		1,100	1,100,318
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (b)		47	46,648
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)(d)		1,010	1,233,762
Kinder Morgan, Inc.:
4.30%, 6/01/25		1,000	1,028,417
5.05%, 2/15/46		1,750	1,742,825
Marathon Petroleum Corp., 6.50%, 3/01/41 (d)		2,049	2,318,247
Matador Resources Co.:
6.88%, 4/15/23		270	284,850
6.88%, 4/15/23 (b)		300	316,500
MEG Energy Corp. (b):
6.50%, 3/15/21		560	572,600
6.38%, 1/30/23		15	13,313
7.00%, 3/31/24		540	486,000
6.50%, 1/15/25		572	559,130
MidAmerican Energy Co., 5.80%, 10/15/36 (d)		1,500	1,853,254
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 (d)		1,750	2,169,984
Murphy Oil Corp.:
6.88%, 8/15/24		177	189,478
6.13%, 12/01/42		45	42,300
Nabors Industries, Inc., 0.75%, 1/15/24 (b)		262	252,830
Newfield Exploration Co., 5.63%, 7/01/24		112	119,840
NGPL PipeCo LLC (b):
7.12%, 12/15/17		623	645,584
7.77%, 12/15/37		391	442,807
Noble Holding International, Ltd., 7.75%, 1/15/24		434	422,065
Oasis Petroleum, Inc.:
6.50%, 11/01/21		272	276,760
6.88%, 3/15/22 (d)		189	192,249
2.63%, 9/15/23 (f)		145	196,384
ONEOK, Inc.:
7.50%, 9/01/23		213	252,937
6.00%, 6/15/35		25	26,313
Paramount Resources Ltd., 6.88%, 6/30/23 (b)		500	528,875
Parker Drilling Co.:
7.50%, 8/01/20		144	140,400
6.75%, 7/15/22		125	115,625
Parsley Energy LLC/Parsley Finance Corp. (b):
6.25%, 6/01/24		122	128,176
5.38%, 1/15/25		77	78,155
5.25%, 8/15/25		110	111,100
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		94	96,115
Petroleos Mexicanos, 5.38%, 3/13/22 (b)		27	28,241
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/01/22		1,000	1,019,850
Precision Drilling Corp., 7.75%, 12/15/23 (b)		50	54,125
QEP Resources, Inc., 5.25%, 5/01/23		33	32,505
Range Resources Corp. (b):
5.88%, 7/01/22		324	331,290
5.00%, 8/15/22		53	51,675
5.00%, 3/15/23		95	92,031
Resolute Energy Corp., 8.50%, 5/01/20		159	162,180

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC (b):
5.63%, 4/15/20	USD	565	$596,075
6.88%, 4/15/40		284	302,460
Rowan Cos., Inc.:
4.88%, 6/01/22		50	47,750
7.38%, 6/15/25		304	315,400
RSP Permian, Inc.:
6.63%, 10/01/22		179	189,292
5.25%, 1/15/25 (b)		102	104,550
Sanchez Energy Corp.:
7.75%, 6/15/21		322	330,050
6.13%, 1/15/23		568	545,280
SESI LLC, 6.38%, 5/01/19		60	60,225
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		88	92,620
SM Energy Co.:
6.13%, 11/15/22		109	109,818
5.00%, 1/15/24		5	4,688
5.63%, 6/01/25		285	269,681
6.75%, 9/15/26		93	94,628
Southwestern Energy Co.:
5.80%, 1/23/20		690	683,100
6.70%, 1/23/25		40	38,400
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 4/15/25		40	40,600
Suncor Energy, Inc., 6.50%, 6/15/38		1,000	1,275,738
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		310	306,175
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b):
5.50%, 9/15/24		276	278,760
5.13%, 2/01/25		77	80,080
5.38%, 2/01/27		72	75,060
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		60	61,950
5.25%, 5/01/23		10	10,325
Tesoro Corp. (b):
4.75%, 12/15/23		298	308,430
5.13%, 12/15/26		416	439,920
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.13%, 10/15/21		26	27,138
TransCanada PipeLines Ltd., 4.63%, 3/01/34		500	536,560
Weatherford International LLC, 6.80%, 6/15/37		60	56,550
Weatherford International Ltd.:
4.50%, 4/15/22		105	100,406
6.50%, 8/01/36		165	152,212
7.00%, 3/15/38		165	155,512
5.95%, 4/15/42		52	43,550
Western Gas Partners LP, 5.38%, 6/01/21		1,425	1,547,544
Whiting Petroleum Corp.:
5.00%, 3/15/19		480	484,200
5.75%, 3/15/21		23	22,885
6.25%, 4/01/23		40	40,100
WildHorse Resource Development Corp., 6.88%, 2/01/25 (b)		157	155,037
Williams Cos., Inc., 5.75%, 6/24/44		647	653,470
Williams Partners LP:
3.60%, 3/15/22		600	611,352
4.00%, 9/15/25		750	759,406
WPX Energy, Inc.:
7.50%, 8/01/20		50	53,875
6.00%, 1/15/22		33	33,701
8.25%, 8/01/23		125	140,000
5.25%, 9/15/24		145	141,556

			50,829,443

Corporate Bonds		Par (000)	Value
Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41	USD	870	$1,013,612
Mercer International, Inc., 6.50%, 2/01/24 (b)		53	54,060
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	100	110,182
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)	USD	180	179,550

			1,357,404
Pharmaceuticals — 2.1%
AbbVie, Inc.:
3.60%, 5/14/25		870	866,340
3.20%, 5/14/26		500	481,120
4.45%, 5/14/46		1,300	1,260,070
Actavis Funding SCS, 4.55%, 3/15/35 (d)		2,140	2,156,157
Actavis, Inc., 3.25%, 10/01/22 (d)		4,000	4,029,100
Baxalta, Inc., 5.25%, 6/23/45		500	543,346
DPx Holdings BV, 7.50%, 2/01/22 (b)		75	79,547
Endo Finance LLC, 5.75%, 1/15/22 (b)		95	88,112
Endo Finance LLC/Endo Finco, Inc. (b):
5.38%, 1/15/23		235	207,975
6.00%, 7/15/23		315	289,800
Forest Laboratories LLC, 5.00%, 12/15/21 (b)		758	821,080
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		200	207,500
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (b)		259	270,655
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)		795	855,619
Mylan NV, 3.95%, 6/15/26		750	732,570
NBTY, Inc., 7.63%, 5/15/21 (b)		391	412,994
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	100	114,691
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (b)	USD	470	467,650
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46		500	431,954
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		1,133	1,116,005
6.38%, 10/15/20		505	459,550
5.63%, 12/01/21		364	306,670
5.88%, 5/15/23		220	179,025
6.13%, 4/15/25		320	254,800

			16,632,330
Real Estate Investment Trusts (REITs) — 1.0%
ATF Netherlands BV, 2.13%, 3/13/23	EUR	100	107,522
ERP Operating LP, 4.50%, 6/01/45	USD	1,155	1,208,725
HCP, Inc., 4.00%, 6/01/25 (d)		2,000	2,034,158
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (b)		97	95,933
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (b):
5.63%, 5/01/24		766	810,045
4.50%, 9/01/26		187	181,857
Simon Property Group LP, 4.75%, 3/15/42 (d)		1,670	1,781,294
Starwood Property Trust, Inc., 5.00%, 12/15/21 (b)		157	163,084
Ventas Realty LP, 4.13%, 1/15/26		870	888,198
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		550	591,234

			7,862,050
Real Estate Management & Development — 0.7%
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(d)		4,600	4,329,750
Realogy Group LLC/Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19		120	124,200
5.25%, 12/01/21		172	178,880
4.88%, 6/01/23		598	589,030

			5,221,860

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Road & Rail — 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (b)	USD	495	$485,719
5.50%, 4/01/23		5	5,000
6.38%, 4/01/24 (b)		20	20,325
5.25%, 3/15/25 (b)		425	406,937
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	105,325
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40 (d)	USD	1,890	2,329,463
CSX Corp., 4.75%, 5/30/42		350	374,109
Herc Rentals, Inc. (b):
7.50%, 6/01/22		118	127,440
7.75%, 6/01/24		8	8,800
Hertz Corp.:
5.88%, 10/15/20		322	313,950
6.25%, 10/15/22		138	131,790
5.50%, 10/15/24 (b)		3	2,708
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (b)		5,000	5,287,500
United Rentals North America, Inc., 5.50%, 7/15/25		125	131,875

			9,730,941
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		51	57,120
Analog Devices, Inc.:
3.90%, 12/15/25		470	483,668
3.50%, 12/05/26		345	343,116
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27 (b)		2,850	2,869,839
Microchip Technology, Inc., 2.13%, 12/15/37 (f)		40	121,050
Micron Technology, Inc.:
5.25%, 8/01/23 (b)		206	207,802
5.50%, 2/01/25		25	25,813
5.63%, 1/15/26 (b)		79	81,172
Series G, 3.00%, 11/15/43 (f)		485	486,516
Microsemi Corp., 9.13%, 4/15/23 (b)		26	29,965
NXP BV/NXP Funding LLC (b):
4.13%, 6/15/20		420	436,876
4.13%, 6/01/21		278	288,592
3.88%, 9/01/22		200	204,750
5.75%, 3/15/23		260	274,300
QUALCOMM, Inc., 4.65%, 5/20/35		250	264,040
Sensata Technologies BV, 5.00%, 10/01/25 (b)		230	233,450
Xilinx, Inc., 2.63%, 6/15/17 (f)		40	81,875

			6,489,944
Software — 1.6%
ACI Worldwide, Inc., 6.38%, 8/15/20 (b)		320	330,240
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		851	863,765
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (b)		210	222,075
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24 (b)		115	125,062
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)		344	362,490
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (b)		31	27,319
Infor US, Inc., 6.50%, 5/15/22		976	1,015,040
Informatica LLC, 7.13%, 7/15/23 (b)		183	176,778
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (b)		114	119,700
Microsoft Corp., 3.50%, 11/15/42 (d)		4,000	3,695,876
Nuance Communications, Inc. (b):
5.38%, 8/15/20		39	39,760
6.00%, 7/01/24		170	175,737
5.63%, 12/15/26		69	70,466

Corporate Bonds		Par (000)	Value
Software (continued)
Oracle Corp., 5.38%, 7/15/40 (d)	USD	3,025	$3,556,771
PTC, Inc., 6.00%, 5/15/24		71	75,793
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)		557	634,980
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		246	260,145
TIBCO Software, Inc., 11.38%, 12/01/21 (b)		565	614,437
Veritas US, Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23	EUR	100	111,767
10.50%, 2/01/24 (b)	USD	200	216,000

			12,694,201
Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		350	364,000
Group 1 Automotive, Inc., 5.00%, 6/01/22		240	247,200
Home Depot, Inc., 5.88%, 12/16/36 (d)		1,660	2,122,494
JC Penney Corp., Inc.:
8.13%, 10/01/19		15	15,975
6.38%, 10/15/36		54	41,310
7.40%, 4/01/37		151	122,310
L Brands, Inc., 6.88%, 11/01/35		251	241,274
Lowe’s Cos, Inc., 4.38%, 9/15/45		1,000	1,056,723
Penske Automotive Group, Inc.:
5.38%, 12/01/24		297	301,455
5.50%, 5/15/26		127	126,136

			4,638,877
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 4.65%, 2/23/46 (d)		2,400	2,609,674
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b):
4.42%, 6/15/21		90	94,378
7.13%, 6/15/24		438	483,953
6.02%, 6/15/26		110	120,953
8.35%, 7/15/46		95	123,884
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		1,500	1,560,797
Western Digital Corp.:
7.38%, 4/01/23 (b)		384	421,440
10.50%, 4/01/24		117	136,890

			5,551,969
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	113,091
Hanesbrands, Inc., 4.63%, 5/15/24 (b)	USD	36	35,685
Springs Industries, Inc., 6.25%, 6/01/21		36	37,170

			185,946
Tobacco — 1.5%
Altria Group, Inc.:
9.95%, 11/10/38		516	874,302
10.20%, 2/06/39		894	1,531,008
5.38%, 1/31/44 (d)		4,030	4,695,635
3.88%, 9/16/46		1,250	1,179,742
Reynolds American, Inc.:
4.45%, 6/12/25		635	671,424
7.00%, 8/04/41		1,000	1,204,186
5.85%, 8/15/45		1,500	1,783,074

			11,939,371
Transportation Infrastructure — 0.4%
CEVA Group PLC, 7.00%, 3/01/21 (b)		310	275,900
CMA CGM SA, 7.75%, 1/15/21	EUR	100	103,559
I 595 Express LLC, 3.31%, 12/31/31	USD	1,349	1,326,852
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		490	475,440
Transurban Finance Co. Property Ltd., 4.13%, 2/02/26 (b)		580	596,742

			2,778,493

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	$112,148
Wireless Telecommunication Services — 2.2%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (b)	USD	101	106,050
8.25%, 10/15/23		557	603,649
7.13%, 12/15/24 (b)		261	268,830
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		3,155	3,441,781
Digicel Ltd., 6.00%, 4/15/21 (b)		1,550	1,432,727
GEO Group, Inc.:
5.13%, 4/01/23		278	278,695
6.00%, 4/15/26		42	43,722
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (b)		181	181,679
Rogers Communications, Inc., 7.50%, 8/15/38 (d)		2,325	3,124,774
Sprint Capital Corp.:
6.90%, 5/01/19		140	149,145
6.88%, 11/15/28		954	1,017,202
8.75%, 3/15/32		110	132,000
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		1,445	1,580,469
7.00%, 3/01/20 (b)		201	219,593
7.00%, 8/15/20		179	193,096
Sprint Corp.:
7.25%, 9/15/21		240	261,600
7.88%, 9/15/23		681	757,612
7.13%, 6/15/24		896	967,402
7.63%, 2/15/25		120	133,800
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)		695	697,606
T-Mobile USA, Inc.:
6.63%, 4/28/21		490	509,698
6.73%, 4/28/22		130	135,200
6.00%, 3/01/23		250	264,375
6.84%, 4/28/23		40	42,664
6.50%, 1/15/24		240	257,880
6.38%, 3/01/25		37	39,774
6.50%, 1/15/26		138	151,628

			16,992,651
Total Corporate Bonds — 67.9%			530,709,444

Floating Rate Loan Interests (a)
Air Freight & Logistics — 0.0%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		18	15,809
CEVA Intercompany BV, Dutch Term Loan, 6.54%, 3/19/21		19	16,269
CEVA Logistics Canada ULC, Canadian Term Loan, 6.54%, 3/19/21		3	2,427
CEVA Logistics US Holdings, Inc., Term Loan, 6.54%, 3/19/21		27	23,122

			57,627
Auto Components — 0.1%
Gates Global LLC, Term Loan B, 4.25%, 7/06/21		273	272,783
Chemicals — 0.0%
Atotech BV, 2017 Term Loan B1, 4.00%, 1/31/24		81	81,810
Chemours Co., Term Loan B, 3.79%, 5/12/22		16	16,368
MacDermid, Inc., Term Loan B5, 4.50%, 6/07/20		61	61,283

			159,461

Floating Rate Loan Interests (a)		Par (000)	Value
Commercial Services & Supplies — 0.0%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.76% - 4.79%, 11/26/20	USD	118	$118,498
Diversified Telecommunication Services — 0.1%
Virgin Media Investment Holdings Ltd., Term Loan I, 3.52%, 1/31/25		370	371,439
Zayo Group LLC:
2017 Term Loan B2, 3.50%, 1/19/24		392	395,670

			767,109
Electric Utilities — 0.1%
TEX Operations Co. LLC:
Exit Term Loan B, 3.53%, 8/04/23		272	273,357
Exit Term Loan C, 3.53%, 8/04/23		59	59,241
Vistra Operations Co. LLC, 2016 Term Loan B2, 4.02%, 12/14/23		201	202,162

			534,760
Energy Equipment & Services — 0.0%
Weatherford International Ltd., Term Loan, 3.09%, 7/13/20		225	219,875
Food & Staples Retailing — 0.0%
BJ’s Wholesale Club, Inc.:
2017 1st Lien Term Loan, 4.75%, 2/03/24		131	129,936
2017 2nd Lien Term Loan, 8.50%, 2/03/25		90	89,869

			219,805
Health Care Equipment & Supplies — 0.1%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		203	203,524
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		150	147,113
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		271	267,094

			617,731
Health Care Providers & Services — 0.1%
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/19		54	53,985
Term Loan H, 4.00%, 1/27/21		58	57,383
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/09/23		217	218,322
Team Health, Inc., 1st Lien Term Loan, 3.75%, 2/06/24		230	229,282
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		68	68,992

			627,964
Health Care Technology — 0.0%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.80%, 2/08/24		183	183,763
Hotels, Restaurants & Leisure — 0.2%
Amaya Holdings BV, 1st Lien Term Loan, 5.00%, 8/01/21		208	208,201
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,368	1,379,506

			1,587,707
Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., Term Loan B, 6.00% - 6.04%, 11/30/23		457	460,462
Insurance — 0.0%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.50%, 8/12/22		81	82,077
IT Services — 0.0%
TKC Holdings, Inc., 2017 Term Loan, 4.75%, 2/01/23		156	157,170

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Floating Rate Loan Interests (a)		Par (000)	Value
Machinery — 0.1%
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19	USD	310	$295,532
Media — 0.2%
iHeartCommunications, Inc., Term Loan D, 7.53%, 1/30/19		211	183,384
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		924	917,640
Ziggo Secured Finance Partnership, Term Loan E, 3.27%, 4/23/25		149	149,426

			1,250,450
Multiline Retail — 0.0%
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		189	151,870
Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		455	512,635
Term Loan A, 3.78%, 10/01/19		369	355,251
Chesapeake Energy Corp., Term Loan, 8.55%, 8/23/21		994	1,073,739
Energy Transfer Equity LP, 2017 Term Loan B, 3.53%, 2/02/24		173	173,087
Peabody Energy Corp., Exit Term Loan, 5.54%, 1/30/22		139	139,984

			2,254,696
Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.54%, 10/20/18		46	45,545
Series D2 Term Loan B, 5.03%, 2/13/19		15	14,977
Series E Term Loan B, 5.27%, 8/05/20		62	62,088

			122,610
Professional Services — 0.0%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21		179	177,736
Information Resources, Inc., 1st Lien Term Loan, 5.25%, 1/18/24		49	49,582

			227,318
Software — 0.2%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		481	483,481
Infor (US), Inc., Term Loan B6, 3.75%, 2/01/22		148	148,440
Kronos, Inc., 2nd Lien Term Loan, 9.28%, 11/01/24		353	364,206
Optiv Security, Inc., 1st Lien Term Loan, 4.25%, 2/01/24		138	138,820
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		111	111,937
Tibco Software Inc., 2017 Term Loan B, 5.50%, 12/04/20		357	361,035
Veritas US Inc.:
Term Loan B1, 6.63%, 1/27/23		188	187,472
USD Last Out Term Loan B2, 8.63%, 1/29/23		16	15,800

			1,811,191
Specialty Retail — 0.0%
Leslie’s Poolmart, Inc., 2016 Term Loan, 4.75%, 8/16/23		26	26,125
Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		187	188,099
Total Floating Rate Loan Interests — 1.6%			12,394,683

Foreign Agency Obligations		Par (000)	Value
Argentine Republic Government International Bond (b):
7.50%, 4/22/26	USD	3,875	$4,049,375
7.63%, 4/22/46		3,121	3,142,847
Cyprus Government International Bond, 4.63%, 2/03/20 (b)	EUR	1,210	1,388,602
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,555	4,027,058
Italian Government International Bond, 5.38%, 6/15/33		2,925	3,156,815
Portugal Government International Bond, 5.13%, 10/15/24 (b)		3,970	3,845,628
Slovenia Government International Bond, 5.85%, 5/10/23 (b)		864	986,861
Total Foreign Agency Obligations — 2.6%			20,597,186

Municipal Bonds
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		930	1,055,978
Series GG, Build America Bonds, 5.72%, 6/15/42		1,390	1,806,972
Water & Sewer System, Series EE, 5.38%, 6/15/43		770	869,276
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		1,900	2,437,662
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		2,535	3,261,202
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		1,295	1,915,435
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		2,000	2,260,680
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		1,100	1,360,227
5.60%, 3/15/40		1,900	2,373,594
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	977,831
State of California, GO, Build America Bonds, Various Purposes:
7.55%, 4/01/39		280	413,106
7.63%, 3/01/40		1,720	2,535,985
State of Illinois, GO, Pension, 5.10%, 6/01/33		2,000	1,854,300
University of California, RB, Build America Bonds, 5.95%, 5/15/45		885	1,112,790
Total Municipal Bonds — 3.1%			24,235,038

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		747	656,269
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,379	1,312,743
Series 2006-OA21, Class A1, 0.97%, 3/20/47 (a)		968	672,464
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 3.06%, 7/27/36 (a)(b)		509	507,110

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	USD	5,879	$6,128,039
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 3.46%, 6/19/35 (a)		518	510,808
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		104	102,435
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		249	224,579
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		88	71,548
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 3.38%, 5/25/36 (a)		703	580,815
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.38%, 5/25/47 (a)		242	214,991

			10,981,801
Commercial Mortgage-Backed Securities — 11.0%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 4/14/33 (a)(b)		4,170	4,190,382
Citigroup Commercial Mortgage Trust:
Series 2013-GC15, Class B, 5.11%, 9/10/46 (a)		7,183	7,938,232
Series 2016-P5, Class A4, 2.94%, 10/10/49		6,000	5,876,723
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,723	1,726,179
Commercial Mortgage Trust:
Series 2008-LS1, Class A4B, 6.09%, 12/10/49 (a)		935	947,303
Series 2013-300P, Class A1, 4.35%, 8/10/30 (b)		1,330	1,445,977
Series 2013-CR11, Class B, 5.16%, 10/10/46 (a)		7,000	7,695,331
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,390	1,415,551
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,300	1,338,028
Series 2015-3BP, Class A, 3.18%, 2/10/35 (b)		7,570	7,602,478
Series 2015-CR22, Class C, 4.13%, 3/10/48 (a)		5,000	4,808,979
Series 2015-LC19, Class C, 4.26%, 2/10/48 (a)		3,500	3,559,626
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		4,585	4,632,224
Credit Suisse Commercial Mortgage Trust, Series 2010-RR2, Class 2A, 5.94%, 9/15/39 (a)(b)		587	586,409
CSAIL Commercial Mortgage Trust, Series 2015-C1 (a):
Class B, 4.04%, 4/15/50		1,110	1,146,283
Class C, 4.30%, 4/15/50		1,000	1,016,493
Class D, 3.80%, 4/15/50 (b)		480	403,945
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 9/10/49		2,485	2,434,725
DBRR Trust, Series 2011-C32, Class A3A, 5.21%, 6/17/49 (a)(b)		371	371,536
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(b)		6,170	6,234,153
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)		2,505	2,558,095
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		23	23,251
Series 2016-NINE, Class A, 2.85%, 10/06/38 (a)(b)		4,800	4,668,290

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	USD	1,935	$1,970,503
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		3,200	3,107,688
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.98%, 2/15/51 (a)		1,444	1,446,501
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48		3,205	3,291,145
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,395	1,475,028
Class C, 4.90%, 8/15/45 (a)		1,795	1,863,468

			85,774,526
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.87%, 7/10/48 (a)		19,392	851,735
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA, 1.98%, 8/15/45 (a)(b)		9,878	701,579

			1,553,314
Total Non-Agency Mortgage-Backed Securities — 12.6%			98,309,641

Preferred Securities

Capital Trusts
Banks — 3.0%
Banco Santander SA, 6.25% (a)(h)		100	104,484
Bank of Ireland, 7.38% (a)(h)		200	226,358
BNP Paribas SA, 7.20% (a)(b)(h)		2,000	2,157,500
Capital One Financial Corp., Series E, 5.55% (a)(h)		3,500	3,622,500
Citigroup, Inc. (a)(h):
Series M, 6.30%		4,000	4,225,000
Series P, 5.95%		2,100	2,189,250
Series Q, 5.95%		100	104,498
Series R, 6.13%		605	639,824
Credit Agricole SA (a)(b)(h):
6.63%		1,400	1,382,500
7.88%		1,000	1,019,940
Intesa Sanpaolo SpA, 7.00% (a)(h)		200	212,410
Nordea Bank AB, 6.13% (a)(b)(h)		2,960	2,965,920
U.S. Bancorp, Series J, 5.30% (a)(h)		311	316,442
Wells Fargo & Co. (a)(h):
Series S, 5.90%		3,510	3,711,825
Series U, 5.88%		430	464,400

			23,342,851
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series L, 5.70% (a)(h)		612	630,360
Morgan Stanley, Series H, 5.45% (a)(h)		2,627	2,694,756
State Street Corp., Series F, 5.25% (a)(h)		2,000	2,092,500

			5,417,616
Chemicals — 0.0%
Lanxess AG, 4.50%, 12/06/76 (a)		50	56,943
Solvay Finance SA, 5.12% 2/06/76 (a)(h)		100	116,176

			173,119

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Capital Trusts		Par (000)	Value
Diversified Financial Services — 5.0%
Bank of America Corp. (a)(h):
Series V, 5.13%	USD	385	$389,331
Series X, 6.25%		4,620	4,943,862
Bank of New York Mellon Corp. (a)(h):
Series D, 4.50% (d)		8,400	7,990,500
Series E, 4.95%		2,000	2,065,000
Barclays PLC (a)(h):
7.25%		200	248,165
7.88%		200	209,810
JPMorgan Chase & Co. (a)(h):
Series 1, 7.90%		7,000	7,280,000
Series Q, 5.15%		3,000	3,008,100
Series U, 6.13%		500	530,725
Series V, 5.00%		6,710	6,750,327
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)		1,800	1,837,379
Royal Bank of Scotland Group PLC, 8.63% (a)(h)		200	211,300
Societe Generale SA (a)(b)(h):
6.00%		3,000	2,827,500
7.88%		1,000	997,500

			39,289,499
Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 4.20% (a)(h)		200	222,209
Electric Utilities — 0.6%
ComEd Financing III, 6.35%, 3/15/33		300	318,445
Electricite de France SA, 5.25% (a)(b)(h)		4,200	4,105,500
Enel SpA (a):
5.00%, 1/15/75	EUR	100	113,091
7.75%, 9/10/75	GBP	100	137,421
Gas Natural Fenosa Finance BV, 4.13% (a)(h)	USD	100	109,542

			4,783,999
Industrial Conglomerates — 0.3%
General Electric Co., Series D, 5.00% (a)(h)		2,131	2,245,541
Insurance — 1.5%
Allstate Corp (a):
5.75%, 8/15/53		2,000	2,157,500
6.50%, 5/15/57		4,100	4,694,500
Voya Financial, Inc., 5.65%, 5/15/53 (a)		4,500	4,601,250

			11,453,250
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		30	28,050
Total Capital Trusts — 11.1%			86,956,134

Preferred Stocks		Shares
Banks — 1.2%
U.S. Bancorp, Series G, 6.00% (a)(h)		300,000	7,608,000
Wells Fargo & Co., 5.85% (a)(h)		75,000	2,016,750

			9,624,750
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50% (a)(h)		92,000	2,451,800
SCE Trust III, 5.75% (a)(h)		25,314	706,767
Morgan Stanley, Series K, 5.85% (a)(h)		82,887	2,142,629

			5,301,196
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (a)(h)		10,000	82,500
Total Preferred Stock — 1.9%			15,008,446

Trust Preferred		Shares		Value
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		29,583		$775,039
Total Preferred Securities — 13.1%				102,739,619

U.S. Government Sponsored Agency Securities	Par (000)
Agency Obligations — 1.5%
Fannie Mae, 5.63%, 7/15/37 (d)	USD	1,600		2,167,971
Federal Home Loan Bank (d):
5.25%, 12/09/22		1,375		1,607,697
5.37%, 9/09/24		2,175		2,613,260
Residual Funding Corp., 0.00%, 4/15/30 (i)		6,055		4,004,232
Resolution Funding Corp., 0.00%, 7/15/18 - 10/15/18 (i)		1,050		1,028,071

				11,421,231
Collateralized Mortgage Obligations — 3.3%
Fannie Mae Mortgage-Backed Securities:
Series 2015-47, Class GL, 3.50%, 7/25/45		1,636		1,642,624
Series 2005-5, Class PK, 5.00%, 12/25/34		161		166,823
Series 1991-87, Class S, 24.62%, 8/25/21 (a)		4		5,050
Series G-49, Class S, 953.85%, 12/25/21 (a)		—	(j)	24
Series G-07, Class S, 1,056.78%, 3/25/21 (a)		—	(j)	192
Freddie Mac Mortgage-Backed Securities:
Series 0173, Class RS, 9.99%, 11/15/21 (a)		—	(j)	2
Series 4350, Class DY, 4.00%, 6/15/44		2,830		3,048,720
Series 4549, Class TZ, 4.00%, 11/15/45		2,576		2,723,136
Series 4398, Class ZX, 4.00%, 9/15/54		8,452		8,924,583
Ginnie Mae Mortgage-Backed Securities, Series 2014-72, Class MQ, 4.00%, 2/20/44		8,858		9,321,457

				25,832,611
Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21 (a)		1,870		1,988,495
Interest Only Collateralized Mortgage Obligations — 0.8%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)		42		1,125
Series 2012-M9, Class X1, 3.99%, 12/25/17 (a)		11,407		154,041
Series 2012-96, Class DI, 4.00%, 2/25/27		5,965		518,085
Series 2012-47, Class NI, 4.50%, 4/25/42		5,721		1,285,239
Series G92-05, Class H, 9.00%, 1/25/22		—	(j)	21
Series 094, Class 2, 9.50%, 8/25/21		—	(j)	33
Series 1990-136, Class S, 19.93%, 11/25/20 (a)		1		2
Series G-10, Class S, 1,022.36%, 5/25/21 (a)		—	(j)	1
Freddie Mac Mortgage-Backed Securities:
Series K707, Class X1, 1.53%, 12/25/18 (a)		4,727		105,264
Series 2611, Class QI, 5.50%, 9/15/32		506		24,232
Series 1254, Class Z, 8.50%, 4/15/22		20		3,483
Series 1043, Class H, 41.53%, 2/15/21 (a)		1		2
Ginnie Mae Mortgage-Backed Securities:
Series 2009-78, Class SD, 5.42%, 9/20/32 (a)		5,962		993,356
Series 2009-116, Class KS, 5.70%, 12/16/39 (a)		2,239		338,596
Series 2011-52, Class NS, 5.90%, 4/16/41 (a)		16,741		3,076,966

				6,500,446

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	25

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities — 4.5%
Fannie Mae Mortgage-Backed Securities:
3.00%, 8/01/43 (d)	USD	10,809		$10,774,572
4.00%, 12/01/41 - 12/01/43		5,726		6,046,961
4.50%, 7/01/41 - 4/01/42 (d)		12,633		13,609,559
5.00%, 8/01/34		2,195		2,415,064
5.50%, 6/01/38		1,092		1,222,970
6.00%, 12/01/38		929		1,052,461
Freddie Mac Mortgage-Backed Securities, 6.00%, 4/1/17 - 12/1/18		25		27,021
Ginnie Mae Mortgage-Backed Securities:
5.50%, 8/15/33		58		64,459
8.00%, 7/15/24		—	(j)	218

				35,213,285
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities (i):
Series 203, Class 1, 0.00%, 2/25/23		2		2,278
Series 1993-51, Class E, 0.00%, 2/25/23		8		7,565
Series 1993-70, Class A, 0.00%, 5/25/23		1		1,186
Series 0228, Class 1, 0.00%, 6/25/23		2		1,913

				12,942
Total U.S. Government Sponsored Agency Securities — 10.4%				80,969,010

U.S. Treasury Obligations
U.S. Treasury Bonds (d):
3.00%, 11/15/44		61,400		61,642,223
2.50%, 2/15/46		55,000		49,777,145
Total U.S. Treasury Obligations — 14.2%				111,419,368
Total Long-Term Investments (Cost — $1,034,899,275) — 136.0%				1,063,511,966

Short-Term Securities — 4.0%	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.42% (k)(l)	31,449,022	$31,449,022
Total Short-Term Securities (Cost — $31,449,022) — 4.0%		31,449,022
Options Purchased (Cost — $3,749,025) — 0.4%		3,045,231
Total Investments Before Options Written (Cost — $1,070,097,322) — 140.4%		1,098,006,219
Options Written (Premiums Received — $3,892,866) — (0.3)%		(2,608,566)
Total Investments, Net of Options Written (Cost — $1,066,204,456) — 140.1%		1,095,397,653
Liabilities in Excess of Other Assets — (40.1)%		(313,333,945)

Net Assets — 100.0%		$782,063,708

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Convertible security.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(h)	Perpetual security with no stated maturity date.

(i)	Zero-coupon bond.

(j)	Amount is less than $500.

(k)	During the six months ended February 28, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	31,449,022	31,449,022	$31,449,022	$26,382	$77	—
BlackRock Liquidity Funds, TempFund, Institutional Class	12,926,909	(12,926,909)	—	—	49	—	—
Total				$31,449,022	$26,431	$77	—

[1] Includes net capital gain distributions.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

(l)	Current yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Nomura Securities International, Inc.	0.57%	6/28/16	Open	$31,762,500	$31,875,098	U.S. Treasury Obligations	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	6/30/16	Open	2,859,500	2,872,825	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	9/14/16	Open	8,254,800	8,282,023	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	9/14/16	Open	7,598,100	7,623,241	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	9/14/16	Open	8,371,240	8,398,940	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	9/23/16	Open	5,880,000	5,898,097	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	1.00%	10/14/16	Open	2,442,000	2,450,316	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	1.00%	10/14/16	Open	606,450	608,408	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	1.00%	10/14/16	Open	2,659,187	2,667,771	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	10/18/16	Open	4,735,250	4,748,056	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	10/18/16	Open	4,749,375	4,762,219	Corporate Bonds	Open/Demand	[1]
HSBC Securities (USA), Inc.	1.00%	10/20/16	Open	3,705,000	3,715,333	Corporate Bonds	Open/Demand	[1]
HSBC Securities (USA), Inc.	1.00%	10/20/16	Open	4,318,000	4,330,042	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,770,000	3,778,780	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	2,610,000	2,616,078	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,380,000	3,387,872	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,529,500	3,537,720	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	2,386,250	2,391,807	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,635,250	3,643,716	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,346,875	3,354,670	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	7,141,925	7,158,558	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,073,000	3,080,157	Corporate Bonds	Open/Demand	[1]
HSBC Securities (USA), Inc.	1.00%	10/21/16	Open	4,921,000	4,934,437	Corporate Bonds	Open/Demand	[1]
HSBC Securities (USA), Inc.	1.00%	10/21/16	Open	7,991,000	8,012,820	Capital Trusts	Open/Demand	[1]
HSBC Securities (USA), Inc.	1.00%	10/26/16	Open	4,193,000	4,204,205	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	(0.50)%	11/09/16	Open	161,000	160,752	Corporate Bonds	Open/Demand	[1]
Deutsche Bank AG	1.45%	12/13/16	Open	1,671,000	1,676,052	Corporate Bonds	Open/Demand	[1]
Deutsche Bank AG	1.45%	12/13/16	Open	1,885,000	1,890,610	Corporate Bonds	Open/Demand	[1]
Deutsche Bank AG	1.45%	12/13/16	Open	2,185,000	2,191,607	Corporate Bonds	Open/Demand	[1]
Deutsche Bank AG	1.45%	12/13/16	Open	4,078,000	4,090,138	Corporate Bonds	Open/Demand	[1]
Deutsche Bank AG	1.45%	12/13/16	Open	3,216,000	3,225,724	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	1.20%	12/15/16	Open	938,437	940,784	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	1.20%	12/15/16	Open	712,500	714,281	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	1.25%	12/15/16	Open	555,000	556,445	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	1.25%	12/15/16	Open	729,844	731,744	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	1.25%	12/15/16	Open	975,562	978,103	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	1.25%	12/15/16	Open	1,005,125	1,007,743	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	1.25%	12/15/16	Open	1,027,187	1,029,862	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	1.25%	12/15/16	Open	2,966,250	2,973,975	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	1.25%	12/15/16	Open	4,818,750	4,831,299	Corporate Bonds	Open/Demand	[1]
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	4,132,000	4,140,608	Corporate Bonds	Open/Demand	[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.54%	12/15/16	Open	1,290,000	1,291,567	U.S. Government Sponsored Agency Securities	Open/Demand	[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.54%	12/15/16	Open	792,281	793,246	U.S. Government Sponsored Agency Securities	Open/Demand	[1]
BNP Paribas Securities Corp.	0.61%	12/19/16	Open	1,011,169	1,012,385	U.S. Government Sponsored Agency Securities	Open/Demand	[1]
BNP Paribas Securities Corp.	0.61%	12/19/16	Open	809,375	810,349	U.S. Government Sponsored Agency Securities	Open/Demand	[1]
BNP Paribas Securities Corp.	0.61%	12/19/16	Open	1,318,625	1,320,211	U.S. Government Sponsored Agency Securities	Open/Demand	[1]
BNP Paribas Securities Corp.	0.61%	12/19/16	Open	614,831	615,571	U.S. Government Sponsored Agency Securities	Open/Demand	[1]
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	790,000	791,729	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	1,452,750	1,455,434	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	1,117,313	1,119,376	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	962,706	964,578	Corporate Bonds	Open/Demand	[1]

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	27

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (concluded)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.04%	12/19/16	Open	$1,698,750	$1,702,234	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,473,063	1,476,084	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	2,043,878	2,048,070	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	4,675,000	4,684,589	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,822,500	1,826,238	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	2,130,975	2,135,346	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	2,009,000	2,013,121	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,997,888	2,001,985	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,850,000	1,853,795	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,900,700	1,904,599	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	3,137,500	3,143,935	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,463,000	1,466,001	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	2,200,000	2,204,512	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,704,938	1,708,435	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	0.57%	12/29/16	Open	60,555,750	60,619,182	U.S. Treasury Obligations	Open/Demand	[1]
Barclays Capital, Inc.	(2.00)%	2/09/17	Open	176,015	175,829	Corporate Bonds	Open/Demand	[1]
HSBC Securities (USA), Inc.	0.75%	2/10/17	3/13/17	34,160,000	34,171,387	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank AG	(1.00)%	2/15/17	Open	198,000	197,934	Corporate Bonds	Open/Demand	[1]
Deutsche Bank AG	0.52%	2/27/17	Open	22,562,500	22,562,826	U.S. Treasury Obligations	Open/Demand	[1]
Total				$326,894,364	$327,543,464

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(184)	2-Year U.S. Treasury Note	June 2017	USD	39,818,750	$6,859
504	5-Year U.S. Treasury Note	June 2017	USD	59,322,375	(66,596)
(419)	10-Year U.S. Treasury Note	June 2017	USD	52,198,234	(3,396)
11	10-Year U.S. Ultra Long Treasury Note	June 2017	USD	1,473,313	(1,133)
(1)	Euro BOBL	June 2017	USD	140,540	(1)
(1)	Euro Bund Future	June 2017	USD	172,481	(75)
(106)	Long U.S. Treasury Bond	June 2017	USD	16,075,563	6,793
26	Ultra Long U.S. Treasury Bond	June 2017	USD	4,206,312	24,229
135	90-Day Euro Future	September 2017	USD	33,274,125	(3,592)
(135)	90-Day Euro Dollar	December 2017	USD	33,223,500	1,470
130	90-Day Euro Future	December 2018	USD	31,851,625	(14,232)
10	90-Day Euro Future	March 2019	USD	2,448,500	(1,690)
(110)	90-Day Euro Future	December 2019	USD	26,874,375	7,214
25	90-Day Euro Future	March 2020	USD	6,105,000	3,872
Total					$(40,278)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	57,140	EUR	54,000	Bank of America N.A.	3/06/17	$(76)
USD	9,314,518	EUR	8,652,000	Citibank N.A.	3/06/17	147,309
USD	2,351,956	EUR	2,185,000	Morgan Stanley & Co. International PLC	3/06/17	36,843
USD	9,747,507	GBP	7,802,000	Barclays Bank PLC	3/06/17	65,813
USD	990,742	GBP	793,000	Barclays Bank PLC	3/06/17	6,689
CHF	3,845,802	EUR	3,610,000	BNP Paribas S.A.	3/15/17	5,338
JPY	436,453,152	NZD	5,340,000	Credit Suisse International	3/15/17	41,861
NOK	16,075,444	AUD	2,540,000	Bank of America N.A.	3/15/17	(29,114)
NOK	16,075,124	AUD	2,540,000	BNP Paribas S.A.	3/15/17	(29,152)

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	5,340,000	JPY	434,041,074	Citibank N.A.	3/15/17	$(20,381)
USD	3,856,332	GBP	3,100,000	JPMorgan Chase Bank N.A.	3/15/17	8,616
CAD	2,535,889	AUD	2,520,000	Barclays Bank PLC	3/27/17	(21,356)
CAD	2,563,412	AUD	2,520,000	Barclays Bank PLC	3/27/17	(630)
SEK	17,302,843	NOK	16,215,000	BNP Paribas S.A.	3/27/17	(15,178)
USD	9,348,758	EUR	8,806,000	Bank of America N.A.	4/05/17	4,854
USD	2,319,672	EUR	2,185,000	Bank of America N.A.	4/05/17	1,204
USD	9,700,949	GBP	7,801,602	Barclays Bank PLC	4/05/17	11,801
USD	981,087	GBP	789,000	Barclays Bank PLC	4/05/17	1,194
SEK	17,375,591	NZD	2,685,000	Credit Suisse International	4/18/17	(1,741)
Total						$213,894

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
10-Year U.S. Treasury Note Future	Put	5/26/17	USD	122.00	25	$9,765

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	2.24%	3-Month LIBOR	Receive	3/06/17	USD	5,100	$3,717
2-Year Interest Rate Swap	Citibank N.A.	Call	1.55%	3-Month LIBOR	Receive	1/25/18	USD	40,000	72,322
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.64%	3-Month LIBOR	Receive	2/14/18	USD	2,500	91,726
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.25%	3-Month LIBOR	Receive	10/17/18	USD	10,000	14,999
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.45%	3-Month LIBOR	Receive	11/22/19	USD	8,500	208,887
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.45%	3-Month LIBOR	Receive	12/02/19	USD	4,500	110,899
10-Year Interest Rate Swap[1]	Deutsche Bank AG	Call	2.60%	3-Month LIBOR	Receive	1/25/27	USD	1,900	(22,279)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.40%	3-Month LIBOR	Receive	2/08/27	USD	1,875	95,875
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.10%	3-Month LIBOR	Pay	1/03/18	USD	3,000	81,264
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.64%	3-Month LIBOR	Pay	2/14/18	USD	2,500	58,315
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.45%	3-Month LIBOR	Pay	11/22/19	USD	8,500	229,271
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.45%	3-Month LIBOR	Pay	12/02/19	USD	4,500	122,210
10-Year Interest Rate Swap	Bank of America N.A.	Put	3.50%	3-Month LIBOR	Pay	2/01/21	USD	4,000	126,923
10-Year Interest Rate Swap	Citibank N.A.	Put	3.50%	3-Month LIBOR	Pay	2/01/21	USD	4,380	138,980
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.25%	3-Month LIBOR	Pay	10/25/21	USD	6,890	156,370
5-Year Interest Rate Swap	Barclays Bank PLC	Put	3.15%	3-Month LIBOR	Pay	10/27/21	USD	16,560	401,030
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	3.50%	3-Month LIBOR	Pay	11/15/21	USD	7,000	136,524
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.25%	3-Month LIBOR	Pay	12/16/21	USD	6,050	140,648
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.25%	3-Month LIBOR	Pay	12/16/21	USD	6,200	144,135
5-Year Interest Rate Swap	Barclays Bank PLC	Put	3.35%	3-Month LIBOR	Pay	1/04/22	USD	19,050	418,780
10-Year Interest Rate Swap	Credit Suisse International	Put	1.25%	6-Month LIBOR	Pay	1/11/22	JPY	250,000	30,501
10-Year Interest Rate Swap	Credit Suisse International	Put	1.55%	6-Month LIBOR	Pay	2/22/22	JPY	250,000	24,374
Total									$2,785,471

[1] Forward settling swaption.

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Call	Morgan Stanley & Co. International PLC	03/23/17	CAD	1.02	AUD	10,080	$48,263
NOK Curency	Call	Citibank N.A.	03/23/17	SEK	1.08	NOK	97,040	54,183
AUD Currency	Put	Morgan Stanley & Co. International PLC	03/17/17	USD	0.75	AUD	15,145	17,557
NZD Currency	Put	BNP Paribas S.A.	03/23/17	JPY	79.50	NZD	10,680	32,433
EUR Currency	Put	UBS AG	08/14/17	USD	1.03	EUR	7,315	97,559
Total								$249,995

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	29

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	2.51%	3-Month LIBOR	Pay	3/06/17	USD	1,030	$(2,154)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.87%	3-Month LIBOR	Pay	3/06/17	USD	4,930	(770)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.30%	3-Month LIBOR	Pay	3/24/17	USD	7,500	(38,559)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.47%	3-Month LIBOR	Pay	8/23/17	USD	2,500	(57,771)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.10%	3-Month LIBOR	Pay	11/22/17	USD	12,090	(3,022)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.15%	3-Month LIBOR	Pay	11/29/17	USD	21,810	(7,148)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	0.15%	6-Month EURIBOR	Pay	12/04/17	EUR	5,700	(37,332)
2-Year Interest Rate Swap	Bank of America N.A.	Call	1.10%	3-Month LIBOR	Pay	12/04/17	USD	11,020	(3,018)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.10%	3-Month LIBOR	Pay	12/04/17	USD	10,790	(2,955)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.05%	3-Month LIBOR	Pay	12/15/17	USD	39,800	(9,466)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.45%	3-Month LIBOR	Pay	1/19/18	USD	21,500	(27,953)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.05%	3-Month LIBOR	Pay	1/25/18	USD	60,000	(18,998)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	0.75%	3-Month LIBOR	Pay	4/12/18	USD	38,200	(6,466)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	3-Month LIBOR	Pay	10/17/18	USD	20,000	(13,004)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.50%	3-Month LIBOR	Pay	1/11/19	USD	5,900	(17,317)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	2.28%	3-Month LIBOR	Pay	2/01/19	USD	9,500	(90,150)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.70%	3-Month LIBOR	Pay	1/05/22	USD	5,000	(76,156)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.75%	3-Month LIBOR	Pay	2/08/22	USD	5,000	(80,280)
10-Year Interest Rate Swap	Citibank N.A.	Put	2.60%	3-Month LIBOR	Receive	3/24/17	USD	7,500	(6,824)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.47%	3-Month LIBOR	Receive	8/23/17	USD	2,500	(45,625)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.15%	6-Month EURIBOR	Receive	9/11/17	EUR	10,800	(4,899)
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Put	1.10%	6-Month EURIBOR	Receive	9/25/17	EUR	10,000	(5,958)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	6-Month EURIBOR	Receive	10/23/17	EUR	6,670	(6,433)
5-Year Interest Rate Swap	UBS AG	Put	1.00%	6-Month EURIBOR	Receive	10/26/17	EUR	12,300	(12,203)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.00%	6-Month EURIBOR	Receive	10/30/17	EUR	14,000	(14,289)
2-Year Interest Rate Swap	Wells Fargo Bank N.A.	Put	2.00%	3-Month LIBOR	Receive	11/21/17	USD	26,600	(85,222)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.10%	3-Month LIBOR	Receive	11/22/17	USD	12,090	(30,953)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.15%	3-Month LIBOR	Receive	11/29/17	USD	21,810	(52,039)
2-Year Interest Rate Swap	Wells Fargo Bank N.A.	Put	2.40%	3-Month LIBOR	Receive	12/01/17	USD	10,000	(13,592)
2-Year Interest Rate Swap	Bank of America N.A.	Put	2.10%	3-Month LIBOR	Receive	12/04/17	USD	11,020	(30,289)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.10%	3-Month LIBOR	Receive	12/04/17	USD	10,790	(29,657)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.95%	3-Month LIBOR	Receive	12/15/17	USD	39,800	(159,638)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.00%	3-Month LIBOR	Receive	1/03/18	USD	7,430	(83,305)
5-Year Interest Rate Swap	UBS AG	Put	1.00%	6-Month EURIBOR	Receive	1/08/18	EUR	7,200	(11,638)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.30%	3-Month LIBOR	Receive	1/25/18	USD	20,000	(49,176)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.75%	3-Month LIBOR	Receive	4/12/18	USD	38,200	(318,048)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.45%	3-Month LIBOR	Receive	6/27/18	USD	10,000	(136,454)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.40%	3-Month LIBOR	Receive	7/05/18	USD	10,000	(145,715)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.50%	3-Month LIBOR	Receive	9/06/18	USD	26,000	(367,750)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	2.50%	3-Month LIBOR	Receive	10/17/18	USD	5,000	(24,583)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	2.50%	3-Month LIBOR	Receive	1/11/19	USD	5,900	(35,564)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	2.28%	3-Month LIBOR	Receive	2/01/19	USD	9,500	(74,736)
10-Year Interest Rate Swap	Bank of America N.A.	Put	5.50%	3-Month LIBOR	Receive	2/01/21	USD	10,000	(70,907)
10-Year Interest Rate Swap	Citibank N.A.	Put	5.50%	3-Month LIBOR	Receive	2/01/21	USD	10,950	(77,643)
Total									$(2,385,659)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Call	Morgan Stanley & Co. International PLC	03/17/17	NZD	1.09	AUD	10,090	$(3,907)
NOK Currency	Call	Citibank N.A.	03/23/17	SEK	1.09	NOK	97,040	(21,275)
NZD Currency	Call	BNP Paribas S.A.	03/23/17	JPY	83.00	NZD	10,680	(10,608)
NZD Currency	Call	Deutsche Bank AG	04/12/17	SEK	6.55	NZD	16,135	(97,323)
EUR Currency	Call	UBS AG	05/12/17	CHF	1.09	EUR	14,635	(62,157)
NZD Currency	Put	Deutsche Bank AG	04/12/17	SEK	6.25	NZD	16,135	(27,637)
Total								$(222,907)

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Centrally Cleared Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	USD	270	$(3,069)
[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.77%[1]	3-Month LIBOR	N/A		2/05/18	USD	107,000	$536,232
1.67%[2]	3-Month LIBOR	7/06/17	[3]	3/31/19	USD	9,110	(1,469)
1.67%[2]	3-Month LIBOR	7/06/17	[3]	3/31/19	USD	9,100	(846)
1.68%[2]	3-Month LIBOR	7/06/17	[3]	3/31/19	USD	16,950	1,229
1.61%[1]	3-Month LIBOR	11/16/17	[3]	11/16/19	USD	10,100	49,163
1.65%[1]	3-Month LIBOR	11/21/17	[3]	11/21/19	USD	19,500	82,506
1.67%[1]	3-Month LIBOR	11/21/17	[3]	11/21/19	USD	4,490	17,683
1.95%[1]	3-Month LIBOR	12/18/17	[3]	12/18/19	USD	6,300	(6,863)
2.05%[1]	3-Month LIBOR	12/19/17	[3]	12/19/19	USD	6,000	(18,167)
2.06%[1]	3-Month LIBOR	12/19/17	[3]	12/19/19	USD	6,000	(18,518)
1.87%[1]	3-Month LIBOR	1/19/18	[3]	1/19/20	USD	2,600	2,909
1.95%[1]	3-Month LIBOR	2/06/18	[3]	2/06/20	USD	260	(5)
1.93%[1]	3-Month LIBOR	2/14/18	[3]	2/14/20	USD	1,300	613
1.96%[1]	3-Month LIBOR	2/16/18	[3]	2/16/20	USD	2,500	(208)
2.00%[1]	3-Month LIBOR	2/16/18	[3]	2/16/20	USD	5,500	(5,107)
2.01%[1]	3-Month LIBOR	2/16/18	[3]	2/16/20	USD	1,500	(1,611)
2.06%[1]	3-Month LIBOR	2/20/18	[3]	2/20/20	USD	2,000	(3,865)
2.00%[1]	3-Month LIBOR	3/02/18	[3]	3/02/20	USD	3,500	(1,985)
2.04%[1]	3-Month LIBOR	3/02/18	[3]	3/02/20	USD	2,000	(2,503)
2.13%[1]	3-Month LIBOR	12/04/18	[3]	12/04/20	USD	5,000	3,953
2.16%[1]	3-Month LIBOR	12/04/18	[3]	12/04/20	USD	5,000	456
2.11%[1]	3-Month LIBOR	12/10/18	[3]	12/10/20	USD	5,000	5,864
2.20%[1]	3-Month LIBOR	12/14/18	[3]	12/14/20	USD	5,000	(2,215)
2.25%[1]	3-Month LIBOR	12/18/18	[3]	12/18/20	USD	5,000	(7,133)
2.32%[1]	3-Month LIBOR	1/24/19	[3]	1/24/21	USD	5,000	(11,677)
1.68%[1]	3-Month LIBOR	7/06/17	[3]	8/31/21	USD	26,160	(38,869)
2.28%[1]	3-Month LIBOR	6/30/17	[3]	2/15/24	USD	9,380	(37,706)
1.97%[2]	3-Month LIBOR	10/27/21	[3]	10/27/26	USD	2,170	(67,157)
2.07%[2]	3-Month LIBOR	10/29/21	[3]	10/29/26	USD	6,160	(163,867)
2.60%[2]	3-Month LIBOR	11/16/21	[3]	11/16/26	USD	2,240	(8,209)
2.95%[2]	3-Month LIBOR	12/21/21	[3]	12/21/26	USD	4,100	45,445
2.75%[2]	3-Month LIBOR	1/05/22	[3]	1/05/27	USD	6,930	16,967
2.35%[1]	3-Month LIBOR	N/A		1/06/27	USD	2,060	(4,929)
2.90%[1]	3-Month LIBOR	1/27/27	[3]	1/27/37	USD	730	(2,878)
2.58%[2]	3-Month LIBOR	N/A		1/06/47	USD	830	(1,121)
Total							$356,112

[1] Fund pays the fixed rate and receives the floating rate.
[2] Fund pays the floating rate and receives the fixed rate.
[3] Forward Swap.

OTC Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(3)	$2	$(5)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(2)	2	(4)
Total						$(5)	$4	$(9)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	31

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Barclays Bank PLC	12/20/21	B+	EUR	20	$1,502	$1,296	$206
UniCredit SpA	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	10	(351)	(562)	211
UniCredit SpA	1.00%	BNP Paribas S.A.	12/20/21	BBB-	EUR	5	(182)	(229)	47
Markit CMBX North America, Series 8	3.00%	Barclays Bank PLC	10/17/57	NR	USD	5,000	(761,170)	(525,399)	(235,771)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	NR	USD	2,500	(380,585)	(259,571)	(121,014)
Markit CMBX North America, Series 8	3.00%	Morgan Stanley & Co. International PLC	10/17/57	NR	USD	5,550	(844,899)	(768,323)	(76,576)
Markit CMBX North America, Series 9	3.00%	Morgan Stanley & Co. International PLC	9/17/58	NR	USD	9,450	(1,180,041)	(1,208,523)	28,482
Total							$(3,165,726)	$(2,761,311)	$(404,415)

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Transactions in Options Written for the Six Months Ended February 28, 2017

	Calls
	Notional (000)
	Contracts	AUD	EUR	GBP	NOK	NZD	USD	Premiums Received
Outstanding options, beginning of period	—	16,190	60,000	—	—	—	$365,930	$3,061,679
Options written	—	58,410	146,210	25,215	197,800	26,815	233,425	2,737,169
Options exercised	—	(16,090)	(25,375)	—	(100,760)		—	(308,123)
Options expired	—	(32,230)	(98,910)	(18,940)	—	—	(25,235)	(815,492)
Options closed	—	(16,190)	(61,590)	(6,275)	—	—	(297,550)	(3,157,950)

Outstanding options, end of period	—	10,090	20,335	—	97,040	26,815	$276,570	$1,517,283

	Puts
	Notional (000)
	Contracts	AUD	CAD	EUR	GBP	NOK	NZD	USD	Premiums Received
Outstanding options, beginning of period	—	—	—	242,300	10,000	—		$450,260	$5,907,484
Options written	—	28,185	16,075	89,100	23,815	48,520	54,340	231,200	2,650,734
Options exercised	—	—	—	(23,295)	(17,540)	—	—	(13,600)	(451,215)
Options expired	—	(28,185)	(16,075)	(39,995)	(16,275)	—	(38,205)	(36,080)	(860,795)
Options closed	—	—	—	(207,140)	—	(48,520)	—	(336,690)	(4,870,625)

Outstanding options, end of period	—	—	—	60,970	—	—	16,135	$295,090	$2,375,583

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$50,437	—	$50,437
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$331,522	—	—	331,522
Options purchased[2]	Investments at value — unaffiliated[3]	—	—	—	249,995	2,795,236	—	3,045,231
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	763,020	—	763,020
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	$30,246	—	—	—	—	30,246

Total		—	$30,246	—	$581,517	$3,608,693	—	$4,220,456

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$90,715	—	$90,715
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$117,628	—	—	117,628
Options written	Options written at value	—	—	—	222,907	2,385,659	—	2,608,566
Swaps — centrally cleared	Net unrealized depreciation[1]	—	$3,069	—	—	406,908	—	409,977
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	3,195,977	—	—	—	—	3,195,977

Total		—	$3,199,046	—	$340,535	$2,883,282	—	$6,422,863

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2] Includes forward settling swaption.
[3] Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$(824,024)	—	$(824,024)
Forward foreign currency exchange contracts	—	—	—	$219,047	—	—	219,047
Options purchased[1]	—	—	—	(2,219,435)	513,327	—	(1,706,108)
Options written	—	—	—	1,697,311	900,328	—	2,597,639
Swaps	—	$208,710	—	—	2,296,753	—	2,505,463

Total	—	$208,710	—	$(303,077)	$2,886,384	—	$2,792,017

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(2,161)	—	$(2,161)
Forward foreign currency exchange contracts	—	—	—	$248,149	—	—	248,149
Options purchased[2]	—	—	—	264,173	(603,161)	—	(338,988)
Options written	—	—	—	(100,588)	(2,170,197)	—	(2,270,785)
Swaps	—	$14,201	—	—	266,089	—	280,290

Total	—	$14,201	—	$411,734	$(2,509,430)	—	$(2,083,495)

[1] Options purchased are included in net realized gain (loss) from investments.
[2] Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$126,009,000
Average notional value of contracts — short	$156,044,800
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$90,973,976
Average amounts sold — in USD	$39,041,487
Options:
Average value of option contracts purchased	$680,992
Average value of option contracts written	$711,176
Average notional value of swaption contracts purchased	$166,762,788
Average notional value of swaption contracts written	$728,214,606
Credit default swaps:
Average notional value — buy protection	$1,000
Average notional value — sell protection	$15,765,133
Interest rate swaps:
Average notional value — pays fixed rate	$243,620,129
Average notional amount-receives fixed rate	$42,063,948

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	33

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	—		$47,623
Forward foreign currency exchange contracts	$331,522		117,628
Options	3,067,510	[1]	2,630,845
Swaps — centrally cleared	1,148		—
Swaps — OTC[2]	30,246		3,195,977

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$3,430,426		$5,992,073

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(10,913)		(47,623)

Total derivative assets and liabilities subject to an MNA	$3,419,513		$5,944,450

[1] Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
[2] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3,6]
Bank of America N.A.	$132,981	$(132,981)	—	—
Barclays Bank PLC	907,020	(907,020)	—	—	—
BNP Paribas S.A.	37,818	(37,818)	—	—	—
Citibank N.A.	412,794	(412,794)	—	—	—
Credit Suisse International	96,736	(96,736)	—	—	—
Deutsche Bank AG	494,028	(433,371)	—	$(40,000)	$20,657
Goldman Sachs Bank USA	225,629	(225,629)	—	—	—
JPMorgan Chase Bank N.A.	747,279	—	—	(747,279)	—
Morgan Stanley & Co. International PLC	267,669	(267,669)	—	—	—
UBS AG	97,559	(85,998)	—	—	11,561

Total	$3,419,513	$(2,600,016)	—	$(787,279)	$32,218

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5,6]
Bank of America N.A.	$133,404	$(132,981)	—	—	$423
Barclays Bank PLC	1,133,682	(907,020)	—	—	226,662
BNP Paribas S.A.	55,167	(37,818)	—	—	17,349
Citibank N.A.	444,191	(412,794)	—	—	31,397
Credit Suisse International	382,326	(96,736)	—	$(285,590)	—
Deutsche Bank AG	433,371	(433,371)	—	—	—
Goldman Sachs Bank USA	1,114,210	(225,629)	—	(888,581)	—
Morgan Stanley & Co. International PLC	2,057,329	(267,669)	—	—	1,789,660
Royal Bank of Scotland PLC	5,958	—	—	—	5,958
UBS AG	85,998	(85,998)	—	—	—
Wells Fargo Bank N.A.	98,814	—	—	—	98,814

Total	$5,944,450	$(2,600,016)	—	$(1,174,171)	$2,170,263

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Excess of collateral pledged from the individual counterparty is not shown for financial reporting purposes.
[5] Net amount represents the net amount payable due to the counterparty in the event of default.
[6] Net amount may also include forward foreign currency exchange contracts and currency options that are not required to be collateralized.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$74,261,831	$7,876,146	$82,137,977
Corporate Bonds	—	523,681,452	7,027,992	530,709,444
Floating Rate Loan Interests	—	12,312,873	81,810	12,394,683
Foreign Agency Obligations	—	20,597,186	—	20,597,186
Municipal Bonds	—	24,235,038	—	24,235,038
Non-Agency Mortgage-Backed Securities	—	98,309,641	—	98,309,641
Preferred Securities	$15,783,485	86,956,134	—	102,739,619
U.S. Government Sponsored Agency Securities	—	80,969,008	2	80,969,010
U.S. Treasury Obligations	—	111,419,368	—	111,419,368
Short-Term Securities:
Money Market Funds	31,449,022	—	—	31,449,022
Options Purchased:
Interest rate contracts[1]	9,765	2,785,471	—	2,795,236
Foreign currency exchange contracts	—	249,995	—	249,995

Total	$47,242,272	$1,035,777,997	$14,985,950	$1,098,006,219

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$28,946	—	$28,946
Foreign currency exchange contracts	—	331,522	—	331,522
Interest rate contracts	$50,437	763,020	—	813,457
Liabilities:
Credit contracts	—	(436,439)	—	(436,439)
Foreign currency exchange contracts	—	(340,535)	—	(340,535)
Interest rate contracts	(90,715)	(2,792,567)	—	(2,883,282)

Total	$(40,278)	$(2,446,053)	—	$(2,486,331)

[1]    Includes forward settling swaption.

[2]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $327,543,464 are categorized as Level 2 within the disclosure hierarchy.

During the six months ended February 28, 2017, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	35

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening balance, as of August 31, 2016	$6,235,302	$7,833,603	$425,295	—	$2	$14,494,202
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(1,500,780)	—	(425,295)	—	—	(1,926,075)
Accrued discounts/premiums	(79,704)	—	—	—	—	(79,704)
Net realized gain (loss)	(4,600)	—	—	$2	—	(4,598)
Net change in unrealized appreciation (depreciation)[1,2]	201,113	(562,287)	1,013	—	—	(360,161)
Purchases	6,079,815	—	80,797	—	—	6,160,612
Sales	(3,055,000)	(243,324)	—	(2)	—	(3,298,326)

Closing Balance, as of February 28, 2017	$7,876,146	$7,027,992	$81,810	—	$2	$14,985,950

Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017[2]	$263,227	$(562,287)	$1,013	—	—	$(298,047)

[1] Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Banks — 0.3%
Bank of America Corp.		47,712	$1,177,532
Citigroup, Inc.		19,346	1,157,084
JPMorgan Chase & Co.		12,869	1,166,189
Wells Fargo & Co.		20,051	1,160,552

			4,661,357
Building Products — 0.0%
JELD-WEN Holding, Inc. (a)		7,573	236,581
Capital Markets — 0.2%
Goldman Sachs Group, Inc.		4,669	1,158,192
Morgan Stanley		25,178	1,149,879
Uranium Participation Corp. (a)		176,860	581,899

			2,889,970
Chemicals — 0.1%
Advanced Emissions Solutions, Inc. (a)		168,580	1,815,607
Consumer Finance — 0.0%
Ally Financial, Inc.		2	45
Diversified Financial Services — 0.3%
Concrete Investments II S.C.A. (a)		4,997	—
Kcad Holdings I Ltd. (a)		2,223,465,984	4,780,452

			4,780,452
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		137,800	172,249
Energy Equipment & Services (b) — 0.1%
Laricina Energy Ltd. (a)		211,764	1
Osum Oil Sands Corp. (a)		400,000	900,467

			900,468
Media — 0.0%
Emmis Communications Corp., Class A (a)		7,210	19,972
Metals & Mining — 0.1%
Peninsula Energy Ltd. (a)		2,051,920	1,030,451
Teck Resources Ltd., Class B		35,860	717,558

			1,748,009
Oil, Gas & Consumable Fuels — 0.5%
Gener8 Maritime Corp. (a)		965,338	4,710,849
Halcon Convertible Preferred		35	2,720,025

			7,430,874
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/29/15, cost $187,463) (c)		12,175	12,175
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,025	8,979
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc. (a)		59,550	3,723,662
Total Common Stocks — 1.9%			28,400,400

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 3.6%
Allegro CLO II, Ltd., Series 2014-1A, Class CR, 4.77%, 1/21/27 (d)(e)	USD	1,000	1,000,000
ALM Loan Funding (d)(e):
Series 2013-7R2A, Class BR, 3.64%, 10/15/27		500	502,150
Series 2013-8A, Class CR, 4.97%, 10/15/28		1,400	1,401,570

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
ALM VII R Ltd., Series 2013-7RA, Class BR, 3.72%, 10/15/28 (d)(e)	USD	500	$502,167
ALM XI, Ltd., Series 2014-11A, Class D, 5.82%, 10/17/26 (d)(e)		500	464,855
ALM XII Ltd., Series 2015-12A (d)(e):
Class C1, 4.77%, 4/16/27		1,500	1,503,642
Class D, 6.52%, 4/16/27		250	244,941
ALM XIV Ltd., Series 2014-14A, Class C, 4.49%, 7/28/26 (d)(e)		500	497,895
AMMC CLO 18, Ltd., Series 2016-18A, Class D, 5.94%, 5/26/28 (d)(e)		500	501,231
AMMC CLO 19, Ltd., Series 2016-19A, Class C, 3.68%, 10/15/28 (d)(e)		413	411,355
AMMC CLO IX, Ltd., Series 2011-9A (d)(e):
Class DR, 6.67%, 1/15/22		1,000	1,000,448
Class ER, 8.67%, 1/15/22		1,000	1,000,647
Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class C, 4.54%, 4/28/26 (d)(e)		500	501,506
Anchorage Capital CLO 8, Ltd., Series 2016-8A, Class D, 5.24%, 7/28/28 (d)(e)		1,000	1,006,894
Anchorage Capital CLO, Ltd., Series 2012-1A, Class DR, 8.27%, 1/13/27 (d)(e)		600	604,272
APIDOS CLO, Series 2015-20A, Class BR, 3.62%, 1/16/27 (d)(e)		250	250,250
Apidos CLO XIX, Series 2014-19A, Class CR, 3.23%, 10/17/26 (d)(e)		500	498,144
Apidos CLO XVIII, Series 2014-18A, Class C, 4.69%, 7/22/26 (d)(e)		550	552,489
Apidos CLO XXIII, Series 2015-23A, Class D2, 6.97%, 1/14/27 (d)(e)		750	745,675
Ares XXXII CLO, Ltd., Series 2014-32A, Class CR, 4.49%, 11/15/25 (d)(e)		750	750,000
Ares XXXIII CLO, Ltd., Series 2015-1A, Class CR, 5.16%, 12/05/25 (d)(e)		1,000	995,044
Ares XXXIX CLO, Ltd., Series 2016-39A, Class E, 8.27%, 7/18/28 (d)(e)		1,000	1,000,683
Ares XXXVII CLO, Ltd., Series 2015-4A (d)(e):
Class C, 5.27%, 10/15/26		1,000	1,009,198
Class D1, 7.82%, 10/15/26		500	499,547
Atrium CDO Corp., Series 9A, Class D, 4.55%, 2/28/24 (d)(e)		750	751,872
Ballyrock CLO, Ltd., Series 2016-1A, Class C, 3.52%, 10/15/28 (d)(e)		1,000	1,001,031
Betony CLO, Ltd., Series 2015-1A, Class CR, 3.76%, 4/15/27 (d)(e)		250	251,823
BlueMountain CLO Ltd., Series 2012-2A, Class CR, 3.65%, 11/20/28 (d)(e)		500	501,444
Carlyle Global Market Strategies CLO Ltd. (d)(e):
Series 2012-4A, Class DR, 5.13%, 1/20/29		500	500,000
Series 2013-3A, Class B, 3.67%, 7/15/25		500	500,538
Series 2014-1A, Class CR, 3.77%, 4/17/25		500	503,296
Series 2014-5A, Class C, 5.17%, 10/16/25		1,000	1,002,142
Series 2016-3A, Class D, 7.79%, 10/20/29		500	500,906
Cedar Funding, Ltd., Series 2014-3A, Class D, 4.60%, 5/20/26 (d)(e)		535	527,514
CIFC Funding 2014-V, Ltd., Series 2014-5A, Class CR, 3.72%, 1/17/27 (d)(e)		750	755,320
CIFC Funding 2015-III, Ltd., Series 2015-3A, Class E, 7.07%, 10/19/27 (d)(e)		750	744,214
CIFC Funding Ltd. (d)(e):
Series 2014-2A, Class A3LR, 3.28%, 5/24/26		500	500,000
Series 2014-3A, Class C1, 3.84%, 7/22/26		1,250	1,258,288

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	37

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 36 Senior Loan Fund, Series 2014-36A (d)(e):
Class CR, 3.94%, 1/15/28	USD	250	$250,125
Class DR, 4.64%, 1/15/28		1,000	1,000,000
HPS Loan Management 9-2016, Ltd., Series 9A-2016, Class D2, 7.47%, 7/19/27 (d)(e)		800	784,363
LCM XV LP, Series 15A, Class C, 4.15%, 8/25/24 (d)(e)		500	503,106
Madison Park Funding Ltd., Series 2014-14A,Class D, 4.63%, 7/20/26 (d)(e)		500	502,329
Madison Park Funding XV, Ltd., Series 2014-15A, Class CR, 4.49%, 1/27/26 (d)(e)		500	500,023
Mill Creek II CLO, Ltd., Series 2016-1A, Class E, 8.78%, 4/20/28 (d)(e)		500	500,540
Neuberger Berman CLO XIII, Ltd., Series 2012-13A, Class C, 3.89%, 1/23/24 (d)(e)		1,000	1,000,735
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.58%, 8/04/25 (d)(e)		500	500,526
Neuberger Berman CLO XVIII Ltd., Series 2014-18A (d)(e):
Class BR, 3.59%, 11/14/27		500	503,468
Class CR, 5.29%, 11/14/27		1,500	1,511,754
Neuberger Berman CLO XX, Ltd., Series 2015-20A, Class E, 7.47%, 1/15/28 (d)(e)		500	495,805
Neuberger Berman CLO XXIII, Ltd., Series 2016-23A, Class E, 7.46%, 10/17/27 (d)(e)		500	499,556
OCP CLO, Series 2014-7A, Class A1A, 2.63%, 10/20/26 (d)(e)		500	501,586
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 5.97%, 4/15/27 (d)(e)		500	501,742
Octagon Investment Partners 27, Ltd., Series 2016-1A, Class E, 8.12%, 7/15/27 (d)(e)		1,000	1,002,501
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 6.53%, 5/05/23 (d)(e)		1,200	1,207,053
Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class A2R, 2.72%, 10/25/25 (d)(e)		1,500	1,500,750
Octagon Investment Partners XXII Ltd., Series 2014-1A (d)(e):
Class C1, 4.29%, 11/25/25		1,000	995,654
Class D1, 4.94%, 11/25/25		1,000	1,000,595
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (e)		200	199,446
OZLM IX Ltd., Series 2014-9A, Class C, 4.63%, 1/20/27 (d)(e)		1,000	1,000,170
OZLM IX, Ltd., Series 2014-9A Class CR, 1.00%, 1/20/27 (d)(e)(f)		1,000	1,000,000
OZLM XII Ltd., Series 2015-12A, Class D, 6.44%, 4/30/27 (d)(e)		250	239,963
Race Point IX CLO, Ltd., Series 2015-9A, Class A1, 2.53%, 4/15/27 (d)(e)		500	501,013
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 3.69%, 11/08/24 (d)(e)		2,000	2,002,393
Sound Point CLO XII, Ltd., Series 2016-2A, Class E, 7.43%, 10/20/28 (d)(e)		500	498,390
Symphony CLO Ltd., Series 2016-17A, Class D, 5.82%, 4/15/28 (d)(e)		250	251,882

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO XI, Ltd., Series 2013-11A, Class B1, 3.22%, 1/17/25 (d)(e)	USD	500	$506,248
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.50%, 6/10/25 (d)(e)		1,000	1,000,852
Venture XVII CLO, Ltd., Series 2014-17A, Class B1, 3.12%, 7/15/26 (d)(e)		500	501,186
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 5.29%, 1/20/29 (d)(e)		750	750,000
Voya CLO Ltd. (d)(e):
Series 2014-4A, Class C, 5.02%, 10/14/26		1,750	1,752,945
Series 2016-3A, Class C, 4.67%, 10/18/27		1,000	1,003,722
Series 2016-3A, Class D, 7.67%, 10/18/27		500	507,285
Westcott Park CLO, Ltd., Series 2016-1A (d)(e):
Class D, 5.38%, 7/20/28		500	501,131
Class E, 8.23%, 7/20/28		500	505,500
Total Asset-Backed Securities — 3.6%			54,727,328

Corporate Bonds
Aerospace & Defense — 2.2%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (e)		2,808	2,464,020
Bombardier, Inc. (e):
8.75%, 12/01/21		4,765	5,277,237
6.00%, 10/15/22		1,726	1,728,158
6.13%, 1/15/23		518	518,000
7.50%, 3/15/25		3,184	3,311,360
KLX, Inc., 5.88%, 12/01/22 (e)		3,539	3,725,505
Koppers, Inc., 6.00%, 2/15/25 (e)		1,190	1,237,600
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (e)		100	100,500
TransDigm, Inc.:
5.50%, 10/15/20		1,563	1,590,353
6.00%, 7/15/22		7,958	8,172,707
6.50%, 7/15/24		4,577	4,702,867
6.50%, 5/15/25 (e)(f)		195	199,631
6.50%, 5/15/25		960	982,800
6.38%, 6/15/26		341	344,410

			34,355,148
Air Freight & Logistics — 0.6%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (e)		1,321	1,284,673
National Air Cargo Group, Inc.:
11.88%, 5/02/18		265	257,844
11.88%, 5/08/18		506	492,042
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	383	428,472
6.50%, 6/15/22 (e)	USD	4,805	5,045,250
6.13%, 9/01/23 (e)		1,317	1,382,850

			8,891,131
Airlines — 1.1%
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B, 7.50%, 5/10/25 (e)		1,895	2,030,019
US Airways Pass-Through Trust:
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,848,700
Series 2013-1, Class B, 5.38%, 5/15/23		4,596	4,745,681
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (e)		3,685	3,758,965

			16,383,365

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Auto Components — 1.4%
Adient Global Holdings, Ltd., 3.50%, 8/15/24	EUR	250	$271,180
Allison Transmission, Inc., 5.00%, 10/01/24 (e)	USD	827	841,472
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	625	688,340
Faurecia, 3.63%, 6/15/23		300	332,732
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		200	234,127
4.75%, 7/15/22		467	546,390
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	111,409
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	471	480,420
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		7,711	7,836,304
6.25%, 2/01/22 (e)		820	846,650
6.75%, 2/01/24 (e)		1,816	1,884,100
IHO Verwaltungs GmbH (g):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	600	656,540
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		475	522,085
(3.75% Cash or 4.50% PIK), 3.75%, 9/15/26		225	242,834
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (e)	USD	1,280	1,269,864
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23 (e)		1,367	1,332,996
Schaeffler Finance BV:
4.75%, 5/15/23 (e)		1,440	1,481,818
3.25%, 5/15/25	EUR	100	114,560
UCI International, Inc., 8.63%, 2/15/19 (a)(d)(h)	USD	7,080	1,805,400

			21,499,221
Banks — 1.6%
Allied Irish Banks PLC, 4.13%, 11/26/25 (d)	EUR	820	903,873
Banca Popolare di Milano Scarl, 4.25%, 1/30/19		200	222,383
Banca Popolare di Vicenza, 0.50%, 2/03/20		400	419,915
Banco Espirito Santo SA (a)(h):
4.75%, 1/15/18		1,900	598,826
4.00%, 1/21/19		1,100	346,688
Banco Popolare, 2.75%, 7/27/20		800	864,890
Bank of Ireland, 4.25%, 6/11/24 (d)		540	596,389
Bankia SA, 4.00%, 5/22/24 (d)		1,600	1,730,927
CaixaBank SA, 3.50%, 2/15/27 (d)		200	218,027
CIT Group, Inc.:
5.25%, 3/15/18	USD	4,320	4,464,202
6.63%, 4/01/18 (e)		1,400	1,466,500
5.50%, 2/15/19 (e)		6,919	7,290,896
5.00%, 8/01/23		560	592,200
6.00%, 4/01/36		2,800	2,691,500
Commerzbank AG, 7.75%, 3/16/21	EUR	400	511,169
Deutsche Pfandbriefbank AG, 4.60%, 2/22/27		200	220,666
Ibercaja Banco SA, 5.00%, 7/28/25 (d)		300	316,549
Intesa Sanpaolo SpA:
6.63%, 9/13/23		1,100	1,374,788
3.93%, 9/15/26		200	217,018

			25,047,406
Beverages — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 5/15/23		275	309,966
Horizon Holdings I SASU, 7.25%, 8/01/23		100	112,455
Horizon Parent Holdings Sarl, (8.25% Cash), 8.25%, 2/15/22 (g)		550	601,607
OI European Group BV, 3.13%, 11/15/24		100	108,066

			1,132,094

Corporate Bonds		Par (000)	Value
Biotechnology — 0.1%
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	700	$772,533
Building Materials — 0.1%
Cemex Finance LLC, 4.63%, 6/15/24		400	448,605
Dry Mix Solutions Investissements SAS (d):
3.93%, 6/15/21		110	116,534
5.18%, 3/15/23		200	215,058
Titan Global Finance PLC, 3.50%, 6/17/21		100	110,005

			890,202
Building Products — 1.7%
American Builders & Contractors Supply Co., Inc. (e):
5.63%, 4/15/21	USD	1,315	1,349,519
5.75%, 12/15/23		982	1,031,100
BMBG Bond Finance SCA, 3.00%, 6/15/21	EUR	225	247,897
Building Materials Corp. of America (e):
5.38%, 11/15/24	USD	665	683,553
6.00%, 10/15/25		2,308	2,452,250
CPG Merger Sub LLC, 8.00%, 10/01/21 (e)		4,330	4,535,675
Louisiana-Pacific Corp., 4.88%, 9/15/24		630	634,725
Masonite International Corp., 5.63%, 3/15/23 (e)		2,950	3,045,875
Ply Gem Industries, Inc., 6.50%, 2/01/22		3,735	3,885,147
Standard Industries, Inc. (e):
5.13%, 2/15/21		284	296,070
5.50%, 2/15/23		1,576	1,639,040
USG Corp.:
8.25%, 1/15/18		4,320	4,536,000
5.50%, 3/01/25 (e)		1,314	1,396,125

			25,732,976
Capital Markets — 1.5%
Blackstone CQP Holdco LP, 9.30%, 3/19/19 (e)		21,244	21,483,119
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (i)(j)		373	1,246,275

			22,729,394
Chemicals — 2.6%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/01/25 (e)		3,350	3,350,000
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	225	248,526
Axalta Coating Systems LLC, 4.88%, 8/15/24 (e)	USD	1,451	1,480,020
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		425	506,813
10.00%, 10/15/25		190	230,850
CF Industries, Inc.:
7.13%, 5/01/20		860	942,775
5.15%, 3/15/34		540	513,338
4.95%, 6/01/43		2,110	1,814,600
Chemours Co.:
6.63%, 5/15/23		375	397,969
7.00%, 5/15/25		1,387	1,506,629
Hexion, Inc., 10.38%, 2/01/22 (e)		1,470	1,514,100
Huntsman International LLC:
4.88%, 11/15/20		286	296,010
5.13%, 4/15/21	EUR	379	447,783
5.13%, 11/15/22	USD	714	749,700
Ineos Finance PLC, 4.00%, 5/01/23	EUR	548	604,499
INEOS Group Holdings SA, 5.38%, 8/01/24		100	111,500
Inovyn Finance PLC, 6.25%, 5/15/21		200	225,266
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	6,758	6,622,840
Montichem Holdco 3 SA, 5.25%, 6/15/21	EUR	211	231,916
NOVA Chemicals Corp. (e):
5.25%, 8/01/23	USD	349	359,470
5.00%, 5/01/25		415	420,188

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	39

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Platform Specialty Products Corp. (e):
10.38%, 5/01/21	USD	1,818	$2,042,977
6.50%, 2/01/22		7,764	8,113,380
PQ Corp., 6.75%, 11/15/22 (e)		2,197	2,378,252
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	394	438,378
Tronox Finance LLC:
6.38%, 8/15/20	USD	1,817	1,848,797
7.50%, 3/15/22 (e)		481	502,645
Versum Materials, Inc., 5.50%, 9/30/24 (e)		834	872,572
WR Grace & Co-Conn, 5.13%, 10/01/21 (e)		1,817	1,912,392

			40,684,185
Commercial Services & Supplies — 1.4%
ADT Corp.:
3.50%, 7/15/22		3,337	3,165,979
4.13%, 6/15/23		537	516,863
4.88%, 7/15/32 (e)		2,365	1,903,825
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (e)		1,563	1,598,167
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18 (g)	EUR	428	465,805
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (e)	USD	1,875	1,964,062
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (e)		1,870	1,931,944
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	100	131,375
Mobile Mini, Inc., 5.88%, 7/01/24	USD	2,683	2,803,735
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (e)		1,631	1,700,317
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (e)		1,289	1,326,059
Silk Bidco AS, 7.50%, 2/01/22	EUR	247	281,297
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	1,992	2,079,787
5.75%, 11/15/24		1,354	1,437,948
Verisure Holding AB, 6.00%, 11/01/22	EUR	185	213,530

			21,520,693
Communications Equipment — 1.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	4,706	5,200,130
Avaya, Inc., 7.00%, 4/01/19 (a)(e)(h)		1,135	905,163
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (e)		712	761,840
CommScope, Inc. (e):
5.00%, 6/15/21		2,278	2,346,340
5.50%, 6/15/24		2,169	2,272,028
Nokia OYJ, 6.63%, 5/15/39		3,513	3,750,127
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		4,466	4,722,795
6.38%, 5/15/25		4,457	4,802,417
5.75%, 1/15/27 (e)		1,481	1,565,861

			26,326,701
Construction & Engineering — 0.4%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (e)		2,090	2,131,800
Engility Corp., 8.88%, 9/01/24 (e)		1,728	1,857,600
Swissport Investments SA, 6.75%, 12/15/21	EUR	827	960,669
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23	USD	862	831,830

			5,781,899
Construction Materials — 1.3%
American Tire Distributors, Inc., 10.25%, 3/01/22 (e)		1,839	1,825,207
Autodis SA:
4.05%, 5/01/22 (d)	EUR	100	109,383
4.38%, 5/01/22		150	165,616

Corporate Bonds		Par (000)	Value
Construction Materials (continued)
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	USD	566	$611,988
HD Supply, Inc. (e):
5.25%, 12/15/21		10,967	11,570,185
5.75%, 4/15/24		2,803	2,964,172
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	200	226,451
PulteGroup, Inc., 5.50%, 3/01/26	USD	1,373	1,424,488
Rexel SA:
3.50%, 6/15/23	EUR	972	1,077,022
2.63%, 6/15/24 (f)		250	265,247

			20,239,759
Consumer Discretionary — 0.1%
Nielsen Co. Luxembourg SARL, 5.00%, 2/01/25 (e)	USD	1,178	1,186,835
Silversea Cruise Finance Ltd., 7.25%, 2/01/25 (e)		643	670,328

			1,857,163
Consumer Finance — 2.4%
Alliance Data Systems Corp. (e):
5.25%, 12/01/17		150	152,250
5.88%, 11/01/21		3,207	3,319,245
5.38%, 8/01/22		503	500,485
Ally Financial, Inc.:
5.13%, 9/30/24		1,230	1,302,262
4.63%, 3/30/25		904	924,340
8.00%, 11/01/31		18,930	23,283,900
Navient Corp.:
6.63%, 7/26/21		1,074	1,119,645
5.50%, 1/25/23		932	892,390
7.25%, 9/25/23		890	912,250
6.13%, 3/25/24		642	614,715
5.88%, 10/25/24		723	677,813
5.63%, 8/01/33		1,821	1,475,010
OneMain Financial Holdings LLC (e):
6.75%, 12/15/19		1,451	1,519,023
7.25%, 12/15/21		275	287,375

			36,980,703
Containers & Packaging — 3.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (e)		1,458	1,511,654
4.29%, 5/15/21 (d)(e)		393	403,316
6.00%, 6/30/21 (e)		2,447	2,538,762
4.25%, 1/15/22	EUR	991	1,083,776
4.25%, 9/15/22 (e)(f)	USD	1,627	1,651,405
2.75%, 3/15/24 (f)	EUR	875	928,041
6.75%, 5/15/24		450	527,382
6.00%, 2/15/25 (e)(f)	USD	4,549	4,674,097
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (e):
6.25%, 1/31/19		3,868	3,929,153
4.63%, 5/15/23		1,738	1,768,415
7.25%, 5/15/24		7,410	8,076,900
Ball Corp.:
5.00%, 3/15/22		710	751,713
4.00%, 11/15/23		1,374	1,372,282
4.38%, 12/15/23	EUR	100	119,257
Crown European Holdings SA:
4.00%, 7/15/22		558	656,171
3.38%, 5/15/25		403	442,201
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (e)	USD	1,012	1,034,770
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22 (g)	EUR	300	344,318
Norske Skog, 11.75%, 12/15/19		228	230,915

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20	USD	6,454	$6,647,620
4.52%, 7/15/21 (d)(e)		3,894	3,996,217
5.13%, 7/15/23 (e)		1,259	1,304,639
7.00%, 7/15/24 (e)		4,659	5,011,337
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	150	168,445
Sealed Air Corp.:
4.88%, 12/01/22 (e)	USD	709	732,929
4.50%, 9/15/23	EUR	560	664,129
6.88%, 7/15/33 (e)	USD	700	759,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (e)		1,901	1,953,277
Smurfit Kappa Acquisitions Unltd Co.:
2.38%, 2/01/24	EUR	100	108,345
2.75%, 2/01/25		376	411,954
Verallia Packaging SASU, 5.13%, 8/01/22		575	646,313

			54,449,233
Diversified Consumer Services — 1.0%
APX Group, Inc.:
6.38%, 12/01/19	USD	337	346,689
8.75%, 12/01/20		1,935	2,002,725
7.88%, 12/01/22		975	1,055,437
7.88%, 12/01/22 (e)		1,520	1,645,400
Cognita Financing PLC, 7.75%, 8/15/21	GBP	225	295,083
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (e)	USD	8,349	9,131,719
Sotheby’s, 5.25%, 10/01/22 (e)		242	246,840
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	300	327,116

			15,051,009
Diversified Financial Services — 1.4%
Aircastle Ltd.:
7.63%, 4/15/20	USD	128	145,120
5.13%, 3/15/21		643	686,402
5.50%, 2/15/22		2,119	2,285,871
Arrow Global Finance PLC, 5.13%, 9/15/24	GBP	125	158,594
Cabot Financial Luxembourg SA, 6.50%, 4/01/21		100	127,857
Deutsche Bank AG, 4.25%, 10/14/21 (e)	USD	525	530,937
DFC Finance Corp., (12.00% Cash or 11.00% PIK), 12.00%, 6/16/20 (e)(g)		2,107	1,327,604
FBM Finance, Inc., 8.25%, 8/15/21 (e)		625	668,875
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	225	291,755
HRG Group, Inc., 7.88%, 7/15/19	USD	2,745	2,851,369
Jefferies Finance LLC/JFIN Co-Issuer Corp. (e):
7.38%, 4/01/20		2,695	2,742,162
6.88%, 4/15/22		2,552	2,481,820
Lehman Brother Holding Escrow, 1.00%, 9/22/18		430	27,735
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/17	EUR	350	30,127
4.75%, 1/16/18		1,890	162,684
1.00%, 2/05/18		3,950	313,847
1.00%, 12/31/49	USD	1,535	99,007
Lincoln Finance, Ltd., 6.88%, 4/15/21	EUR	100	114,517
Mercury Bondco PLC (g):
(7.13% Cash or 7.88% PIK), 7.13%, 5/30/21		825	865,265
(8.25% Cash or 9.00% PIK), 8.25%, 5/30/21		564	609,210
Pershing Square Holdings, Ltd., 5.50%, 7/15/22 (e)	USD	2,100	2,139,690
ProGroup AG, 5.13%, 5/01/22	EUR	206	231,924
UniCredit SpA:
6.95%, 10/31/22		375	461,497
5.75%, 10/28/25 (d)		700	793,111
4.38%, 1/03/27 (d)		675	733,953

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	250	$279,787

			21,160,720
Diversified Telecommunication Services — 3.7%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	6,956	7,412,522
Series U, 7.65%, 3/15/42		503	460,245
Series Y, 7.50%, 4/01/24		1,426	1,532,950
Cincinnati Bell, Inc., 7.00%, 7/15/24 (e)		4,076	4,310,370
Consolidated Communications, Inc., 6.50%, 10/01/22		1,020	1,017,450
Frontier Communications Corp.:
8.13%, 10/01/18		1,113	1,190,910
7.13%, 3/15/19		1,445	1,535,313
8.50%, 4/15/20		3,080	3,264,800
6.25%, 9/15/21		2,025	1,933,875
7.13%, 1/15/23		1,330	1,203,650
7.63%, 4/15/24		1,897	1,702,557
6.88%, 1/15/25		4,856	4,091,180
11.00%, 9/15/25		1,955	1,964,775
Level 3 Financing, Inc.:
5.38%, 8/15/22		315	326,576
5.63%, 2/01/23		1,551	1,601,408
5.13%, 5/01/23		1,292	1,317,840
5.38%, 1/15/24		1,771	1,817,489
5.38%, 5/01/25		2,302	2,376,815
5.25%, 3/15/26 (e)		1,973	1,990,264
OTE PLC, 3.50%, 7/09/20	EUR	300	319,409
SBA Communications Corp., 4.88%, 9/01/24 (e)	USD	2,489	2,476,306
SoftBank Group Corp., 4.75%, 7/30/25	EUR	310	368,710
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	831	839,310
6.00%, 9/30/34		3,879	3,830,512
7.20%, 7/18/36		690	730,710
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	380	525,767
Telecom Italia SpA:
6.38%, 6/24/19	GBP	900	1,221,306
3.25%, 1/16/23	EUR	300	335,967
5.88%, 5/19/23	GBP	400	557,489
5.30%, 5/30/24 (e)	USD	640	651,200
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	1,982	2,328,495
Windstream Corp., 7.75%, 10/01/21	USD	964	992,920
Windstream Services LLC, 7.50%, 6/01/22		841	832,590

			57,061,680
Electric Utilities — 0.0%
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	454	510,427
Electrical Equipment — 0.2%
Areva SA, 4.88%, 9/23/24		700	749,811
Belden, Inc., 5.50%, 4/15/23		472	531,289
Trionista Holdco GmbH, 5.00%, 4/30/20		1,405	1,520,160
Trionista TopCo GmbH, 6.88%, 4/30/21		418	463,310

			3,264,570
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	4,354	4,484,620
5.00%, 9/01/25 (f)		714	724,267
SESI LLC, 7.13%, 12/15/21		655	673,013

			5,881,900
Energy Equipment & Services — 2.0%
Ensco PLC:
4.50%, 10/01/24		884	760,240
5.20%, 3/15/25		270	238,950

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	41

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	110	$115,951
6.00%, 7/15/22 (e)	USD	2,587	2,606,402
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		283	287,245
6.75%, 8/01/22		2,236	2,331,030
Noble Holding International Ltd., 4.63%, 3/01/21		61	57,798
Pattern Energy Group, Inc., 5.88%, 2/01/24 (e)		935	959,544
Pioneer Energy Services Corp., 6.13%, 3/15/22		2,090	1,951,537
Precision Drilling Corp.:
6.50%, 12/15/21		785	806,588
5.25%, 11/15/24		600	594,000
Transocean, Inc.:
4.25%, 10/15/17		1,339	1,346,900
6.00%, 3/15/18		4,050	4,151,250
7.38%, 4/15/18		175	179,813
5.55%, 10/15/22		2,075	1,940,125
9.00%, 7/15/23 (e)		5,695	6,136,362
6.80%, 3/15/38		925	758,500
Trinidad Drilling Ltd., 6.63%, 2/15/25 (e)		2,272	2,340,160
Weatherford International Ltd.:
7.75%, 6/15/21		1,271	1,371,091
8.25%, 6/15/23		420	455,700
9.88%, 2/15/24 (e)		1,245	1,437,975

			30,827,161
Environmental, Maintenance, & Security Service — 0.2%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	380	411,207
Tervita Escrow Corp., 7.63%, 12/01/21 (e)	USD	2,397	2,504,865

			2,916,072
Food & Staples Retailing — 1.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (e):
6.63%, 6/15/24		1,082	1,146,920
5.75%, 3/15/25		1,564	1,566,933
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	225	290,754
Bakkavor Finance 2 PLC, 8.25%, 2/15/18		326	406,033
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	200	249,622
4.56%, 1/25/23		600	710,782
3.25%, 3/07/24		500	581,129
3.58%, 2/07/25		100	109,276
Dollar Tree, Inc.:
5.25%, 3/01/20	USD	262	269,467
5.75%, 3/01/23		5,504	5,841,120
Family Dollar Stores, Inc., 5.00%, 2/01/21		1,434	1,530,795
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		445	470,588
Rite Aid Corp.:
9.25%, 3/15/20		2,080	2,147,600
6.75%, 6/15/21		1,091	1,137,368
6.13%, 4/01/23 (e)		4,650	4,927,372
7.70%, 2/15/27		256	305,920
Tesco PLC:
5.00%, 3/24/23	GBP	230	316,439
6.00%, 12/14/29		200	282,309

			22,290,427
Food Products — 1.1%
Acosta, Inc., 7.75%, 10/01/22 (e)	USD	1,859	1,635,920
Aramark Services, Inc.:
5.75%, 3/15/20		321	326,128
5.13%, 1/15/24		1,915	2,006,154
Darling Global Finance BV, 4.75%, 5/30/22	EUR	100	112,357

Corporate Bonds		Par (000)	Value
Food Products (continued)
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (e)	USD	1,079	$1,103,277
JBS USA LLC/JBS USA Finance, Inc. (e):
7.25%, 6/01/21		340	350,200
5.88%, 7/15/24		737	770,165
5.75%, 6/15/25		1,962	2,025,765
Post Holdings, Inc. (e):
7.75%, 3/15/24		3,953	4,387,830
8.00%, 7/15/25		869	979,798
5.00%, 8/15/26		1,243	1,201,819
TreeHouse Foods, Inc., 6.00%, 2/15/24 (e)		976	1,027,240
WhiteWave Foods Co., 5.38%, 10/01/22		1,255	1,367,950

			17,294,603
Health Care Equipment & Supplies — 1.0%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (e)		3,373	3,010,403
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (e)		5,986	5,297,610
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (e)		1,055	1,148,631
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		1,504	1,470,160
IDH Finance PLC, 6.25%, 8/15/22	GBP	105	124,752
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (e):
4.88%, 4/15/20	USD	980	982,450
5.75%, 8/01/22		1,250	1,225,000
5.50%, 4/15/25		1,870	1,739,100
Teleflex, Inc., 4.88%, 6/01/26		684	689,130

			15,687,236
Health Care Providers & Services — 7.1%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		502	505,765
5.63%, 2/15/23		1,992	2,046,780
6.50%, 3/01/24		434	461,125
Alere, Inc., 6.38%, 7/01/23 (e)		1,898	1,926,470
Amsurg Corp., 5.63%, 7/15/22		5,476	5,701,885
Centene Corp.:
5.63%, 2/15/21		2,516	2,648,090
4.75%, 5/15/22		2,467	2,556,429
6.13%, 2/15/24		391	424,235
4.75%, 1/15/25		1,385	1,424,819
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		427	429,669
8.00%, 11/15/19		993	970,657
5.13%, 8/01/21		1,320	1,296,900
6.88%, 2/01/22		2,609	2,289,397
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		788	804,253
5.00%, 5/01/25		2,669	2,685,521
Envision Healthcare Corp., 5.13%, 7/01/22 (e)		835	854,831
HCA Holdings, Inc., 6.25%, 2/15/21		5	5,444
HCA, Inc.:
3.75%, 3/15/19		2,911	2,983,775
6.50%, 2/15/20		4,735	5,198,036
7.50%, 2/15/22		1,059	1,221,821
5.88%, 3/15/22		1,840	2,030,900
4.75%, 5/01/23		512	536,960
5.88%, 5/01/23		4,096	4,454,400
5.00%, 3/15/24		4,905	5,168,644
5.38%, 2/01/25		4,860	5,084,775
5.25%, 4/15/25		813	866,861
5.88%, 2/15/26		3,125	3,351,562
5.25%, 6/15/26		4,406	4,653,837
4.50%, 2/15/27		2,772	2,765,070

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
HealthSouth Corp.:
5.13%, 3/15/23	USD	2,840	$2,840,000
5.75%, 11/01/24		2,360	2,407,200
5.75%, 9/15/25		835	845,438
Hologic, Inc., 5.25%, 7/15/22 (e)		1,930	2,012,025
HomeVi SAS, 6.88%, 8/15/21	EUR	141	157,791
Marcolin SpA, 4.13%, 2/15/23 (d)		125	135,835
MEDNAX, Inc., 5.25%, 12/01/23 (e)	USD	1,134	1,172,272
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (e)		4,698	5,062,095
New Amethyst Corp., 6.25%, 12/01/24 (e)		837	887,220
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (e)		2,189	2,353,175
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (e)		424	433,540
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (e)		388	415,160
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (e)		2,641	2,848,979
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,308	1,384,845
4.75%, 6/01/20		1,805	1,841,100
4.46%, 6/15/20 (d)		1,432	1,449,900
6.00%, 10/01/20		3,835	4,065,100
4.50%, 4/01/21		74	74,925
4.38%, 10/01/21		525	528,938
7.50%, 1/01/22 (e)		949	1,027,292
8.13%, 4/01/22		4,228	4,428,830
6.75%, 6/15/23		6,195	6,140,794
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	386	483,758
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	1,066	1,100,778

			109,445,901
Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (e)		1,375	1,420,114
Quintiles IMS, Inc., 3.25%, 3/15/25 (e)	EUR	350	371,346

			1,791,460
Hotels, Restaurants & Leisure — 3.3%
Boyd Gaming Corp., 6.88%, 5/15/23	USD	1,096	1,183,680
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		4,753	4,972,826
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	275	360,015
ESH Hospitality, Inc., 5.25%, 5/01/25 (e)	USD	1,800	1,815,750
Gateway Casinos & Entertainment Ltd., 8.25%, 3/01/24 (e)		502	510,158
International Game Technology PLC:
6.25%, 2/15/22 (e)		400	432,000
4.75%, 2/15/23	EUR	310	358,270
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (e)	USD	465	477,788
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (e):
5.00%, 6/01/24		255	261,783
5.25%, 6/01/26		1,176	1,215,690
MGM Resorts International:
8.63%, 2/01/19		790	872,950
6.75%, 10/01/20		2,727	3,005,699
6.63%, 12/15/21		1,130	1,261,363
7.75%, 3/15/22		610	712,175
4.63%, 9/01/26		792	776,152
New Red Finance, Inc., 6.00%, 4/01/22 (e)		4,455	4,645,674
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	300	383,423
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	439	482,240
Regal Entertainment Group, 5.75%, 2/01/25	USD	489	503,670

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc. (e):
5.38%, 4/15/23	USD	1,516	$1,542,530
5.25%, 11/15/23		807	819,105
Scientific Games International, Inc.:
7.00%, 1/01/22 (e)		4,183	4,449,000
10.00%, 12/01/22		4,940	5,242,575
Six Flags Entertainment Corp., 5.25%, 1/15/21 (e)		3,247	3,337,916
Snai SpA, 6.38%, 11/07/21	EUR	100	110,135
Station Casinos LLC, 7.50%, 3/01/21	USD	5,785	6,030,862
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	540	609,547
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	687	929,316
Series A4, 5.66%, 6/30/27		670	900,802
Series N, 6.46%, 3/30/32		1,000	1,179,506
Vue International Bidco PLC, 7.88%, 7/15/20		520	670,536
Yum! Brands, Inc., 3.88%, 11/01/23	USD	721	706,580

			50,759,716
Household Durables — 1.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (e)		1,604	1,652,120
CalAtlantic Group, Inc.:
8.38%, 1/15/21		2,680	3,132,250
5.25%, 6/01/26		255	255,319
Lennar Corp.:
4.50%, 11/15/19		2,482	2,565,767
4.75%, 4/01/21		314	326,953
4.13%, 1/15/22		884	895,050
4.75%, 11/15/22		1,753	1,802,960
4.88%, 12/15/23		968	999,460
Mattamy Group Corp., 6.88%, 12/15/23 (e)		708	739,860
PulteGroup, Inc., 6.38%, 5/15/33		2,805	2,903,175
Riverbed Technology, Inc., 8.88%, 3/01/23 (e)		2,192	2,339,960
Ryland Group, Inc., 6.63%, 5/01/20		1,160	1,278,900
Standard Pacific Corp., 5.88%, 11/15/24		1,650	1,769,625
Tempur Sealy International, Inc., 5.50%, 6/15/26		1,487	1,460,978
TRI Pointe Group, Inc.:
4.38%, 6/15/19		1,060	1,081,200
4.88%, 7/01/21		1,275	1,316,438
5.88%, 6/15/24		770	796,950
William Lyon Homes ,Inc., 5.88%, 1/31/25 (e)		1,005	1,006,256

			26,323,221
Household Products — 0.4%
ACCO Brands Corp., 5.25%, 12/15/24 (e)		539	545,738
Prestige Brands, Inc., 6.38%, 3/01/24 (e)		1,026	1,087,560
Spectrum Brands, Inc.:
6.63%, 11/15/22		1,385	1,464,637
6.13%, 12/15/24		1,832	1,949,431
5.75%, 7/15/25		635	674,688

			5,722,054
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp.:
6.00%, 1/15/22 (e)		251	263,236
5.38%, 1/15/23		514	519,140
5.88%, 1/15/24 (e)		1,389	1,465,395
Dynegy, Inc.:
6.75%, 11/01/19		4,240	4,367,200
7.38%, 11/01/22		1,735	1,704,638
7.63%, 11/01/24		805	764,750
8.00%, 1/15/25 (e)		167	158,650
MPM Escrow LLC, 8.88%, 10/15/20 (d)		3,738	—
NRG Energy, Inc.:
7.88%, 5/15/21		427	443,013
6.63%, 3/15/23		210	212,625

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	43

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued):
6.25%, 5/01/24	USD	185	$185,000
7.25%, 5/15/26		731	752,016
6.63%, 1/15/27 (e)		4,087	4,015,477
NRG Yield Operating LLC, 5.38%, 8/15/24		645	661,125
QEP Resources, Inc., 5.38%, 10/01/22		2,169	2,179,845
TerraForm Power Operating LLC, 6.38%, 2/01/23 (e)(k)		1,301	1,346,535

			19,038,645
Industrial Conglomerates — 0.2%
Vertiv Group Corp, 9.25%, 10/15/24 (e)		2,512	2,697,260
Insurance — 0.8%
Assicurazioni Generali SpA (d):
7.75%, 12/12/42	EUR	400	504,337
5.50%, 10/27/47		200	223,533
BNP Paribas Cardif SA, 4.03% (d)(l)		100	105,388
Credit Agricole Assurances SA, 4.50% (d)(l)		200	208,702
Groupama SA, 6.00%, 1/23/27		200	216,585
HUB International Ltd. (e):
9.25%, 2/15/21	USD	874	906,775
7.88%, 10/01/21		5,484	5,799,330
Old Mutual PLC, 8.00%, 6/03/21	GBP	100	144,973
Pension Insurance Corp. PLC, 6.50%, 7/03/24		175	223,234
Radian Group, Inc.:
5.25%, 6/15/20	USD	706	743,065
7.00%, 3/15/21		366	408,090
Wayne Merger Sub LLC, 8.25%, 8/01/23 (e)		2,687	2,834,785

			12,318,797
Internet Software & Services — 0.6%
Equinix, Inc.:
5.38%, 1/01/22		1,110	1,172,438
5.88%, 1/15/26		2,567	2,741,864
Netflix, Inc.:
5.50%, 2/15/22		2,087	2,227,873
5.88%, 2/15/25		241	260,581
4.38%, 11/15/26 (e)		2,326	2,305,647
Symantec Corp., 5.00%, 4/15/25 (e)		1,076	1,104,454

			9,812,857
IT Services — 2.2%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (e)		1,349	1,413,077
First Data Corp. (e):
7.00%, 12/01/23		9,254	9,948,050
5.75%, 1/15/24		17,655	18,294,994
WEX, Inc., 4.75%, 2/01/23 (e)		4,804	4,779,980

			34,436,101
Leisure Time — 0.0%
Carlson Travel, Inc., 6.75%, 12/15/23 (e)		517	541,558
Machinery — 0.4%
Gardner Denver, Inc., 6.88%, 8/15/21 (e)		730	751,900
Navistar International Corp., 8.25%, 11/01/21		830	838,300
SPX FLOW, Inc. (e):
5.63%, 8/15/24		993	1,020,308
5.88%, 8/15/26		993	1,007,895
Terex Corp., 5.63%, 2/01/25 (e)		1,562	1,603,002
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	490	557,883

			5,779,288
Media — 15.1%
Adria Bidco BV, 7.88%, 11/15/20		350	387,012
Altice Financing SA:
5.25%, 2/15/23		485	548,953
6.63%, 2/15/23 (e)	USD	345	363,113
7.50%, 5/15/26 (e)		6,112	6,562,760

Corporate Bonds		Par (000)	Value
Media (continued)
Altice Finco SA, 9.00%, 6/15/23	EUR	100	$120,772
Altice Luxembourg SA:
7.25%, 5/15/22		300	337,286
7.75%, 5/15/22 (e)	USD	2,649	2,817,874
6.25%, 2/15/25	EUR	260	292,659
7.63%, 2/15/25 (e)	USD	653	695,445
Altice US Finance I Corp. (e):
5.38%, 7/15/23		6,270	6,536,475
5.50%, 5/15/26		2,435	2,517,181
AMC Networks, Inc.:
4.75%, 12/15/22		2,358	2,381,580
5.00%, 4/01/24		756	763,091
Cablevision Systems Corp.:
8.63%, 9/15/17		949	978,656
7.75%, 4/15/18		1,393	1,462,650
8.00%, 4/15/20		2,224	2,457,520
CBS Radio, Inc., 7.25%, 11/01/24 (e)		2,102	2,243,885
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		1,235	1,284,400
5.13%, 5/01/23 (e)		678	703,425
5.75%, 2/15/26 (e)		1,227	1,312,890
5.50%, 5/01/26 (e)		3,108	3,298,365
5.13%, 5/01/27 (e)		2,013	2,091,004
5.88%, 5/01/27 (e)		5,014	5,385,537
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	200	213,999
Cequel Communications Holdings I LLC/Cequel Capital Corp. (e):
5.13%, 12/15/21	USD	7,150	7,238,990
7.75%, 7/15/25		6,079	6,732,492
Clear Channel International BV, 8.75%, 12/15/20 (e)		3,146	3,334,760
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		14,758	15,169,287
Series B, 7.63%, 3/15/20		5,090	5,128,175
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (e)		2,647	2,816,752
CSC Holdings LLC:
7.88%, 2/15/18		368	385,480
7.63%, 7/15/18		351	373,376
10.13%, 1/15/23 (e)		4,320	5,000,400
5.25%, 6/01/24		4,065	4,090,406
6.63%, 10/15/25 (e)		1,341	1,480,129
10.88%, 10/15/25 (e)		7,081	8,532,605
DISH DBS Corp.:
6.75%, 6/01/21		109	120,173
5.88%, 7/15/22		2,817	3,021,232
5.00%, 3/15/23		2,119	2,177,272
5.88%, 11/15/24		1,001	1,066,065
7.75%, 7/01/26		5,340	6,247,800
DISH Network Corp., 3.38%, 8/15/26 (e)(j)		1,894	2,279,902
eircom Finance DAC, 4.50%, 5/31/22	EUR	300	332,756
GTT Escrow Corp., 7.88%, 12/31/24 (e)	USD	1,435	1,503,163
Hughes Satellite Systems Corp.:
7.63%, 6/15/21		595	659,706
5.25%, 8/01/26 (e)		3,678	3,737,767
6.63%, 8/01/26 (e)		801	833,537
iHeartCommunications, Inc.:
9.00%, 12/15/19		2,102	1,836,623
9.00%, 3/01/21		241	195,210
9.00%, 9/15/22		3,845	3,095,225
10.63%, 3/15/23		1,980	1,643,400
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		3,414	3,268,905
7.25%, 10/15/20		3,097	2,864,725
5.50%, 8/01/23		3,868	3,181,430
LG Finance Co. Corp., 5.88%, 11/01/24 (e)		598	615,193

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Media (continued)
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	300	$362,712
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (e)	USD	639	626,220
MDC Partners, Inc., 6.50%, 5/01/24 (e)		2,003	1,935,399
Midcontinent Communications / Midcontinent Finance Corp. (e):
6.25%, 8/01/21		3,901	4,053,139
6.88%, 8/15/23		296	318,940
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (e)		2,039	2,056,841
National CineMedia LLC, 5.75%, 8/15/26		605	617,100
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (e)		1,540	1,574,650
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (e)		1,882	1,938,460
Numericable Group SA, 5.38%, 5/15/22	EUR	280	309,387
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	650	675,188
5.63%, 2/15/24		1,064	1,117,200
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,070	1,148,271
Radio One, Inc., 7.38%, 4/15/22 (e)	USD	805	835,188
SFR Group SA (e):
6.00%, 5/15/22		4,689	4,863,384
7.38%, 5/01/26		10,275	10,647,469
Sirius XM Radio, Inc. (e):
4.25%, 5/15/20		2,204	2,231,550
5.75%, 8/01/21		1,811	1,886,690
4.63%, 5/15/23		230	235,175
Sterling Entertainment Corp., 9.75%, 12/15/19		4,810	4,761,900
TEGNA, Inc., 5.13%, 10/15/19		857	879,496
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (e)		1,246	1,361,255
Townsquare Media, Inc., 6.50%, 4/01/23 (e)		517	507,953
Tribune Media Co., 5.88%, 7/15/22		5,320	5,433,050
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23	EUR	166	189,505
4.00%, 1/15/25		1,111	1,241,139
5.00%, 1/15/25 (e)	USD	500	513,750
4.63%, 2/15/26	EUR	100	114,966
3.50%, 1/15/27		300	324,176
6.25%, 1/15/29		100	121,195
Univision Communications, Inc. (e):
5.13%, 5/15/23	USD	9,800	9,800,000
5.13%, 2/15/25		4,868	4,801,065
UPC Holding BV, 6.75%, 3/15/23	EUR	200	230,157
UPCB Finance IV Ltd., 4.00%, 1/15/27		400	436,896
Virgin Media Finance PLC:
4.50%, 1/15/25		183	204,048
5.75%, 1/15/25 (e)	USD	3,518	3,610,347
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	300	383,331
Virgin Media Secured Finance PLC:
5.25%, 1/15/26 (e)	USD	730	738,213
5.50%, 8/15/26 (e)		1,144	1,172,474
4.88%, 1/15/27	GBP	200	249,783
6.25%, 3/28/29		829	1,116,513
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)	USD	4,428	4,605,120
Wind Acquisition Finance SA:
4.75%, 7/15/20 (e)		250	254,063
7.00%, 4/23/21	EUR	400	441,346
7.38%, 4/23/21 (e)	USD	3,885	4,045,256
Ziggo Bond Finance BV, 5.88%, 1/15/25 (e)		2,643	2,685,949
Ziggo Secured Finance BV, 4.25%, 1/15/27	EUR	100	111,345

			232,486,722

Corporate Bonds		Par (000)	Value
Metals & Mining — 7.7%
Alcoa Nederland Holding BV, 7.00%, 9/30/26 (e)	USD	681	$747,398
Alcoa, Inc.:
6.15%, 8/15/20		1,330	1,456,350
5.13%, 10/01/24		3,854	3,990,817
5.90%, 2/01/27		760	814,150
6.75%, 1/15/28		477	524,700
5.95%, 2/01/37		674	690,008
Anglo American Capital PLC:
6.88%, 5/01/18	GBP	100	131,842
1.50%, 4/01/20	EUR	800	866,610
3.63%, 5/14/20 (e)	USD	1,116	1,134,135
4.45%, 9/27/20 (e)		412	431,364
2.88%, 11/20/20	EUR	300	340,773
2.50%, 4/29/21		100	112,424
3.50%, 3/28/22		200	234,093
3.25%, 4/03/23		100	115,588
4.88%, 5/14/25 (e)	USD	2,578	2,674,675
ArcelorMittal:
7.75%, 10/15/39		400	466,000
7.50%, 3/01/41		1,498	1,700,230
Cliffs Natural Resources, Inc. (e):
8.25%, 3/31/20		1,240	1,354,700
5.75%, 3/01/25		1,494	1,465,614
Constellium NV (e):
8.00%, 1/15/23		5,915	6,210,750
5.75%, 5/15/24		575	544,813
6.63%, 3/01/25		3,856	3,834,310
First Quantum Minerals Ltd. (e):
7.00%, 2/15/21		2,967	3,072,699
7.25%, 5/15/22		1,533	1,584,739
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		1,337	1,333,657
2.38%, 3/15/18		15,430	15,352,850
3.10%, 3/15/20		2,080	2,038,400
4.00%, 11/14/21		2,078	1,994,880
3.55%, 3/01/22		4,332	4,023,345
3.88%, 3/15/23		7,561	6,956,120
5.40%, 11/14/34		689	604,598
5.45%, 3/15/43		7,799	6,668,145
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (e)		1,252	1,339,640
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (e)		1,378	1,536,470
Kaiser Aluminum Corp., 5.88%, 5/15/24		773	811,650
Kinross Gold Corp.:
5.95%, 3/15/24		210	222,075
6.88%, 9/01/41		495	501,188
Novelis Corp. (e):
6.25%, 8/15/24		6,700	7,102,000
5.88%, 9/30/26		6,133	6,309,324
Peabody Securities Finance Corp. (e):
6.00%, 3/31/22		639	651,780
6.38%, 3/31/25		671	684,420
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,085	3,181,406
6.38%, 8/15/22		1,345	1,405,525
5.25%, 4/15/23		949	988,241
5.50%, 10/01/24		1,540	1,638,252
5.00%, 12/15/26 (e)		40	41,346
Teck Resources Ltd.:
3.00%, 3/01/19		1,460	1,495,332
4.50%, 1/15/21		902	935,261
3.75%, 2/01/23		2,129	2,075,349
8.50%, 6/01/24 (e)		2,795	3,263,162
6.13%, 10/01/35		502	519,570
6.00%, 8/15/40		3,304	3,312,260

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	45

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Teck Resources Ltd. (continued):
6.25%, 7/15/41	USD	482	$500,075
5.20%, 3/01/42		2,173	2,058,222
5.40%, 2/01/43		2,441	2,325,052
ThyssenKrupp AG, 1.38%, 3/03/22	EUR	375	395,638
United States Steel Corp., 8.38%, 7/01/21 (e)	USD	2,224	2,502,000

			119,266,015
Multi-Utilities — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		1,230	1,266,131
7.50%, 11/01/23 (e)		1,765	1,857,663

			3,123,794
Multiline Retail — 0.1%
Groupe Fnac SA, 3.25%, 9/30/23	EUR	225	241,940
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (e)	USD	1,298	814,495

			1,056,435
Offshore Drilling & Other Services — 0.1%
Sensata Technologies BV, 5.63%, 11/01/24 (e)		903	952,665
Oil, Gas & Consumable Fuels — 13.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (e)		801	847,058
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (e)		385	390,775
Antero Resources Corp.:
5.13%, 12/01/22		744	747,720
5.63%, 6/01/23		644	652,050
California Resources Corp., 8.00%, 12/15/22 (e)		3,808	3,255,840
Callon Petroleum Co., 6.13%, 10/01/24 (e)		817	851,723
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		871	881,888
Cheniere Corpus Christi Holdings LLC (e):
7.00%, 6/30/24		3,678	4,119,360
5.88%, 3/31/25		3,575	3,780,562
Chesapeake Energy Corp.:
4.27%, 4/15/19 (d)		3,254	3,229,595
6.88%, 11/15/20		1,262	1,249,380
8.00%, 12/15/22 (e)		2,477	2,619,427
8.00%, 1/15/25 (e)		2,362	2,344,285
CONSOL Energy, Inc.:
5.88%, 4/15/22		15,816	15,420,600
8.00%, 4/01/23		116	120,930
Continental Resources, Inc.:
4.50%, 4/15/23		769	753,620
3.80%, 6/01/24		3,669	3,398,411
4.90%, 6/01/44		1,260	1,105,650
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		230	236,613
6.25%, 4/01/23		175	181,563
CrownRock LP/CrownRock Finance, Inc. (e):
7.13%, 4/15/21		2,753	2,863,120
7.75%, 2/15/23		1,519	1,636,722
DCP Midstream LLC (e):
6.45%, 11/03/36		1,258	1,292,595
6.75%, 9/15/37		1,490	1,579,400
Denbury Resources, Inc.:
9.00%, 5/15/21 (e)		2,046	2,204,565
5.50%, 5/01/22		2,617	2,159,025
4.63%, 7/15/23		910	709,800
Diamondback Energy, Inc., 5.38%, 5/31/25 (e)		1,071	1,108,485
Eclipse Resources Corp., 8.88%, 7/15/23		550	567,875

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity LP:
7.50%, 10/15/20	USD	665	$747,294
5.88%, 1/15/24		4,667	5,017,025
5.50%, 6/01/27		1,965	2,080,444
Ensco PLC, 8.00%, 1/31/24 (e)		984	1,008,600
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		1,802	1,761,455
8.00%, 11/29/24 (e)		2,318	2,457,080
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (e)		1,843	1,962,795
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 6/15/24		445	443,888
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (e)		2,007	2,117,385
Gulfport Energy Corp.:
6.63%, 5/01/23		638	649,165
6.00%, 10/15/24 (e)		722	718,390
6.38%, 5/15/25 (e)		661	664,305
Halcon Resources Corp., 6.75%, 2/15/25 (e)		4,522	4,476,780
Hilcorp Energy I LP/Hilcorp Finance Co. (e):
5.00%, 12/01/24		1,758	1,683,285
5.75%, 10/01/25		102	101,235
MEG Energy Corp. (e):
6.50%, 3/15/21		4,781	4,888,572
6.38%, 1/30/23		665	590,188
7.00%, 3/31/24		3,561	3,204,900
6.50%, 1/15/25		5,797	5,666,567
Murphy Oil Corp.:
6.88%, 8/15/24		2,221	2,377,580
6.13%, 12/01/42		353	331,820
Newfield Exploration Co., 5.63%, 7/01/24		872	933,040
NGPL PipeCo LLC (e):
7.12%, 12/15/17		5,652	5,856,885
7.77%, 12/15/37		3,279	3,713,467
Noble Holding International, Ltd., 7.75%, 1/15/24		4,421	4,299,422
Noble Holding US Corp/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19		675	707,063
Oasis Petroleum, Inc.:
6.50%, 11/01/21		3,886	3,954,005
6.88%, 3/15/22		2,023	2,057,775
ONEOK, Inc.:
7.50%, 9/01/23		1,400	1,662,500
6.00%, 6/15/35		260	273,650
Paramount Resources Ltd., 6.88%, 6/30/23 (e)		4,305	4,553,614
Parker Drilling Co.:
7.50%, 8/01/20		790	770,250
6.75%, 7/15/22		1,350	1,248,750
Parsley Energy LLC/Parsley Finance Corp. (e):
6.25%, 6/01/24		1,171	1,230,276
5.38%, 1/15/25		805	817,075
5.25%, 8/15/25		1,134	1,145,340
Petroleos Mexicanos, 5.38%, 3/13/22 (e)		270	282,407
QEP Resources, Inc., 5.25%, 5/01/23		1,240	1,221,400
Range Resources Corp. (e):
5.88%, 7/01/22		3,456	3,533,760
5.00%, 8/15/22		530	516,750
5.00%, 3/15/23		1,058	1,024,938
Resolute Energy Corp., 8.50%, 5/01/20		1,549	1,579,980
Rockies Express Pipeline LLC (e):
6.00%, 1/15/19		1,984	2,083,200
5.63%, 4/15/20		695	733,225
6.88%, 4/15/40		3,820	4,068,300

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Rowan Cos., Inc.:
4.88%, 6/01/22	USD	195	$186,225
7.38%, 6/15/25		3,003	3,115,612
RSP Permian, Inc.:
6.63%, 10/01/22		2,065	2,183,737
5.25%, 1/15/25 (e)		1,046	1,072,150
Sanchez Energy Corp.:
7.75%, 6/15/21		138	141,450
6.13%, 1/15/23		6,455	6,196,800
SESI LLC, 6.38%, 5/01/19		480	481,800
Seven Generations Energy Ltd., 8.25%, 5/15/20 (e)		852	896,730
SM Energy Co.:
1.50%, 7/01/21 (j)		729	720,343
6.50%, 11/15/21		730	746,425
6.13%, 11/15/22		2,096	2,111,720
6.50%, 1/01/23		523	524,308
5.00%, 1/15/24		38	35,625
6.75%, 9/15/26		694	706,145
Southwestern Energy Co.:
5.80%, 1/23/20		5,361	5,307,390
6.70%, 1/23/25		460	441,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 4/15/25		696	706,440
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (e):
5.50%, 9/15/24		1,206	1,218,060
5.13%, 2/01/25		548	569,920
5.38%, 2/01/27		581	605,693
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		4,053	4,184,722
5.25%, 5/01/23		78	80,535
Tesoro Corp. (e):
4.75%, 12/15/23		2,707	2,801,745
5.13%, 12/15/26		3,533	3,736,147
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		321	335,044
6.25%, 10/15/22		3,154	3,374,780
Tullow Oil PLC:
6.00%, 11/01/20 (e)		200	188,500
6.00%, 11/01/20		200	188,500
6.25%, 4/15/22 (e)		200	186,500
Weatherford International LLC, 6.80%, 6/15/37		702	661,635
Weatherford International Ltd.:
4.50%, 4/15/22		655	626,344
6.50%, 8/01/36		1,505	1,388,362
7.00%, 3/15/38		1,576	1,485,380
5.95%, 4/15/42		476	398,650
Whiting Petroleum Corp.:
5.00%, 3/15/19		506	510,428
5.75%, 3/15/21		772	768,140
6.25%, 4/01/23		1,575	1,578,937
WildHorse Resource Development Corp., 6.88%, 2/01/25 (e)		1,624	1,603,700
Williams Cos., Inc.:
4.55%, 6/24/24		1,004	1,019,060
5.75%, 6/24/44		4,687	4,733,870
WPX Energy, Inc.:
7.50%, 8/01/20		385	414,838
6.00%, 1/15/22		1,673	1,708,551
8.25%, 8/01/23		1,115	1,248,800

			212,715,803

Corporate Bonds		Par (000)	Value
Paper & Forest Products — 0.4%
Mercer International, Inc., 6.50%, 2/01/24 (e)	USD	1,219	$1,243,380
Norbord, Inc., 6.25%, 4/15/23 (e)		1,605	1,697,288
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	430	473,782
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (e)	USD	2,865	2,857,837

			6,272,287
Personal Products — 0.0%
Avon International Operations, Inc., 7.88%, 8/15/22 (e)		569	605,211
Pharmaceuticals — 3.2%
DPx Holdings BV, 7.50%, 2/01/22 (e)		2,670	2,831,869
Endo Finance LLC/Endo Finco, Inc. (e):
7.25%, 1/15/22		696	673,815
6.00%, 7/15/23		1,609	1,480,280
6.00%, 2/01/25		2,781	2,485,519
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	675	774,162
Ephios Holdco II PLC, 8.25%, 7/01/23		159	185,537
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	4,047	4,198,763
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (e)		2,048	2,140,160
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (e)		7,115	7,657,519
NBTY, Inc., 7.63%, 5/15/21 (e)		3,231	3,412,744
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	210	240,850
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (e)	USD	4,530	4,507,350
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (e)		813	800,805
7.00%, 10/01/20 (e)		4,173	3,880,890
6.38%, 10/15/20 (e)		3,366	3,063,060
7.50%, 7/15/21 (e)		2,475	2,273,906
6.75%, 8/15/21 (e)		3,378	3,006,420
5.50%, 3/01/23 (e)		77	62,081
4.50%, 5/15/23	EUR	226	187,081
5.88%, 5/15/23 (e)	USD	2,587	2,105,171
6.13%, 4/15/25 (e)		4,188	3,334,695

			49,302,677
Real Estate Investment Trusts (REITs) — 0.9%
ATF Netherlands BV, 2.13%, 3/13/23	EUR	300	322,568
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (e)	USD	1,269	1,255,041
iStar, Inc.:
4.00%, 11/01/17		685	687,569
5.00%, 7/01/19		480	488,400
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (e):
5.63%, 5/01/24		6,392	6,759,540
4.50%, 9/01/26		2,305	2,241,613
NH Hotel Group SA, 3.75%, 10/01/23	EUR	225	249,885
Starwood Property Trust, Inc., 5.00%, 12/15/21 (e)	USD	1,695	1,760,681

			13,765,297
Real Estate Management & Development — 0.9%
Annington Finance No 5 PLC, (13.00% Cash), 13.00%, 1/15/23 (g)	GBP	360	514,836
Aroundtown Property Holdings PLC (j):
3.00%, 5/05/20	EUR	300	418,759
1.50%, 1/18/21		100	109,425
Punch Taverns Finance B Ltd., Series A6, 5.94%, 9/30/22	GBP	527	677,984
Punch Taverns Finance PLC, Series M3, 5.86%, 10/15/27 (d)		622	771,035

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	47

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co-Issuer Corp. (e):
4.50%, 4/15/19	USD	806	$834,210
5.25%, 12/01/21		2,405	2,501,200
4.88%, 6/01/23		5,876	5,787,860
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (e)		1,065	1,083,638
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (e)		1,195	1,251,762

			13,950,709
Road & Rail — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (e)		1,055	1,035,219
5.50%, 4/01/23		45	45,000
6.38%, 4/01/24 (e)		1,105	1,122,956
5.25%, 3/15/25 (e)		1,810	1,733,075
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	350	368,639
EC Finance PLC, 5.13%, 7/15/21		675	741,017
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (e)	USD	2,037	2,093,017
Herc Rentals, Inc. (e):
7.50%, 6/01/22		853	921,240
7.75%, 6/01/24		83	91,300
Hertz Corp.:
5.88%, 10/15/20		1,355	1,321,125
7.38%, 1/15/21		953	953,000
6.25%, 10/15/22		2,221	2,121,055
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	425	453,442
Loxam SAS, 3.50%, 5/03/23		150	156,885
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (e)	USD	1,093	1,144,918

			14,301,888
Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		422	472,640
7.00%, 7/01/24		409	436,738
Micron Technology, Inc.:
5.25%, 8/01/23 (e)		1,989	2,006,404
5.50%, 2/01/25		220	227,150
5.63%, 1/15/26 (e)		851	874,403
Series G, 3.00%, 11/15/43 (j)		1,428	1,432,462
Microsemi Corp., 9.13%, 4/15/23 (e)		257	296,193
NXP BV/NXP Funding LLC (e):
4.13%, 6/15/20		2,409	2,505,794
4.13%, 6/01/21		1,448	1,503,169
4.63%, 6/15/22		1,319	1,401,437
3.88%, 9/01/22		1,422	1,455,772
5.75%, 3/15/23		1,070	1,128,850
4.63%, 6/01/23		1,145	1,219,425
Sensata Technologies BV, 5.00%, 10/01/25 (e)		3,923	3,981,845

			18,942,282
Software — 3.7%
BMC Software Finance, Inc., 8.13%, 7/15/21 (e)		6,672	6,772,080
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		4,917	5,162,850
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (e)		1,553	1,642,298
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24 (e)		1,055	1,147,313
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (e)		3,971	4,184,441
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (e)		244	215,025

Corporate Bonds		Par (000)	Value
Software (continued)
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (e)(g)	USD	3,521	$3,617,827
Infor US, Inc., 6.50%, 5/15/22		7,829	8,142,160
Informatica LLC, 7.13%, 7/15/23 (e)		946	913,836
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (e)		1,465	1,538,250
Nuance Communications, Inc. (e):
5.38%, 8/15/20		356	362,935
6.00%, 7/01/24		1,600	1,654,000
5.63%, 12/15/26		903	922,189
PTC, Inc., 6.00%, 5/15/24		722	770,735
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (e)		7,107	8,101,980
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		4,047	4,279,702
TIBCO Software, Inc., 11.38%, 12/01/21 (e)		4,736	5,150,400
Veritas US, Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23	EUR	300	335,300
7.50%, 2/01/23 (e)	USD	500	530,000
10.50%, 2/01/24 (e)		873	942,840

			56,386,161
Specialty Retail — 1.0%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,413	2,509,520
JC Penney Corp., Inc.:
8.13%, 10/01/19		117	124,605
6.38%, 10/15/36		874	668,610
7.40%, 4/01/37		874	707,940
L Brands, Inc.:
8.50%, 6/15/19		3,925	4,381,281
6.88%, 11/01/35		1,843	1,771,584
Penske Automotive Group, Inc.:
5.75%, 10/01/22		2,181	2,262,787
5.38%, 12/01/24		1,192	1,209,880
5.50%, 5/15/26		1,358	1,348,766
THOM Europe SAS, 7.38%, 7/15/19	EUR	100	110,707

			15,095,680
Technology Hardware, Storage & Peripherals — 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (e):
4.42%, 6/15/21	USD	1,565	1,641,131
7.13%, 6/15/24		4,522	4,996,430
6.02%, 6/15/26		2,940	3,232,750
8.35%, 7/15/46		945	1,232,322
Western Digital Corp.:
7.38%, 4/01/23 (e)		1,339	1,469,553
10.50%, 4/01/24		1,493	1,746,810

			14,318,996
Textiles, Apparel & Luxury Goods — 0.1%
BiSoho SAS, 5.88%, 5/01/23	EUR	400	452,364
Levi Strauss & Co., 3.38%, 3/15/27		225	242,870
Springs Industries, Inc., 6.25%, 6/01/21	USD	274	282,905

			978,139
Thrifts & Mortgage Finance — 0.1%
Amigo Luxembourg SA, 7.63%, 1/15/24	GBP	275	348,404
Jerrold Finco PLC:
6.25%, 9/15/21		225	288,265
6.13%, 1/15/24		225	276,399
MGIC Investment Corp., 5.75%, 8/15/23	USD	1,117	1,181,228

			2,094,296
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e)		278	294,680

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Transportation Infrastructure — 0.0%
CMA CGM SA, 7.75%, 1/15/21	EUR	100	$103,558
WFS Global Holding SAS, 9.50%, 7/15/22		365	406,015

			509,573
Utilities — 0.0%
ContourGlobal Power Holdings SA:
5.13%, 6/15/21		175	196,259
Series FEB, 5.13%, 6/15/21		125	140,185

			336,444
Wireless Telecommunication Services — 5.6%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (e)	USD	837	878,850
8.25%, 10/15/23		4,380	4,746,825
7.13%, 12/15/24 (e)		2,239	2,306,170
Digicel Group Ltd., 7.13%, 4/01/22 (e)		2,085	1,689,413
Digicel Ltd., 6.00%, 4/15/21 (e)		5,407	4,997,906
GEO Group, Inc.:
5.88%, 1/15/22		350	364,438
5.13%, 4/01/23		300	300,750
5.88%, 10/15/24		2,030	2,090,900
6.00%, 4/15/26		530	551,730
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	635	697,946
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (e)	USD	1,857	1,863,964
Sprint Capital Corp.:
6.90%, 5/01/19		640	681,805
6.88%, 11/15/28		9,002	9,598,382
8.75%, 3/15/32		408	489,600
Sprint Communications, Inc.:
9.00%, 11/15/18 (e)		17,517	19,159,219
7.00%, 3/01/20 (e)		673	735,252
7.00%, 8/15/20		597	644,014
Sprint Corp.:
7.25%, 9/15/21		922	1,004,980
7.88%, 9/15/23		3,897	4,335,412
7.13%, 6/15/24		13,385	14,451,651
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,180	2,267,636
6.13%, 1/15/22		367	388,103
6.73%, 4/28/22		1,227	1,276,080
6.00%, 3/01/23		2,599	2,748,442
6.50%, 1/15/24		2,638	2,834,531
6.38%, 3/01/25		994	1,068,530
6.50%, 1/15/26		3,558	3,909,352
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	824	889,531

			86,971,412
Total Corporate Bonds — 110.2%			1,699,613,635

Floating Rate Loan Interests (d)
Air Freight & Logistics — 0.3%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 3.50%, 1/13/22	USD	2,287	2,326,565
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		916	796,643
CEVA Intercompany BV, Dutch Term Loan, 6.54%, 3/19/21		943	820,674
CEVA Logistics Canada ULC, Canadian Term Loan, 6.54%, 3/19/21		143	124,621
CEVA Logistics US Holdings, Inc., Term Loan, 6.54%, 3/19/21		1,343	1,168,523

			5,237,026

Floating Rate Loan Interests (d)		Par (000)	Value
Airlines — 0.4%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.27%, 10/18/18	USD	2,295	$2,307,443
Northwest Airlines, Inc., Term Loan:
3.08%, 3/10/17		886	885,579
2.46%, 9/10/18		3,247	3,203,494

			6,396,516
Auto Components — 0.2%
Gates Global LLC, Term Loan B, 4.25%, 7/06/21		3,640	3,640,695
Building Products — 0.1%
Wilsonart LLC, 2016 Term Loan, 4.50%, 12/19/23		1,437	1,445,608
Chemicals — 0.1%
Atotech BV, 2017 Term Loan B1, 4.00%, 1/31/24		828	836,280
Axalta Coating Systems US Holdings, Inc., Term Loan B1, 3.50%, 2/01/23		169	170,930
Chemours Co., Term Loan B, 3.79%, 5/12/22		121	122,279
MacDermid, Inc., Term Loan B5, 4.50%, 6/07/20		674	681,774

			1,811,263
Commercial Services & Supplies — 0.2%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.76% - 4.79%, 11/26/20		3,731	3,731,447
Containers & Packaging — 0.2%
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.25%, 12/29/23		3,263	3,285,025
Diversified Consumer Services — 0.3%
Gol LuxCo S.A., 1st Lien Term Loan, 6.50%, 8/31/20		3,885	3,977,269
Diversified Telecommunication Services — 0.8%
Consolidated Communications, Inc., Term Loan B2, 4.00%, 10/05/23		2,185	2,197,476
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25% - 5.29%, 6/06/19		1,399	1,399,272
Virgin Media Investment Holdings Ltd., Term Loan I, 3.52%, 1/31/25		3,886	3,901,117
Zayo Group LLC:
2017 Term Loan B2, 3.50%, 1/19/24		3,996	4,033,403

			11,531,268
Electric Utilities — 0.5%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.30%, 6/30/17		1,443	1,446,607
TEX Operations Co. LLC:
Exit Term Loan B, 3.53%, 8/04/23		3,335	3,350,194
Exit Term Loan C, 3.53%, 8/04/23		686	688,607
Vistra Operations Co. LLC, 2016 Term Loan B2, 4.02%, 12/14/23		2,079	2,091,017

			7,576,425
Energy Equipment & Services — 0.2%
Weatherford International Ltd., Term Loan, 3.09%, 7/13/20		2,249	2,198,740
Food & Staples Retailing — 0.2%
BJ’s Wholesale Club, Inc.:
2017 1st Lien Term Loan, 4.75%, 2/03/24		1,369	1,357,884
2017 2nd Lien Term Loan, 8.50%, 2/03/25		934	932,636

			2,290,520
Health Care Equipment & Supplies — 0.4%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		1,611	1,613,823
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		1,895	1,858,999

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	49

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests (d)		Par (000)	Value
Health Care Equipment & Supplies (continued)
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18	USD	2,185	$2,156,331
Mallinckrodt International Finance SA, Term Loan B, 3.75%, 9/24/24		765	767,869

			6,397,022
Health Care Providers & Services — 0.7%
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		1,645	1,647,006
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/19		608	602,801
Term Loan H, 4.00%, 1/27/21		843	827,815
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/09/23		2,254	2,267,727
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		1,037	1,052,693
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		947	952,147
Team Health, Inc., 1st Lien Term Loan, 3.75%, 2/06/24		2,334	2,326,718
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		668	677,074

			10,353,981
Health Care Technology — 0.1%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.80%, 2/08/24		1,724	1,731,189
Hotels, Restaurants & Leisure — 1.8%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		4,850	4,853,300
2nd Lien Term Loan, 8.00%, 8/01/22		248	248,607
Bronco Midstream Funding LLC, Term Loan B, 5.06%, 8/15/20		5,185	5,210,790
Caesars Entertainment Operating Co., Term Loan B7 (Non RSA), 4.00%, 3/01/22		3,447	4,139,081
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		13,218	13,328,254
Four Seasons Holdings, Inc., 1st Lien Term Loan, 4.00%, 11/30/23		275	278,732

			28,058,764
Industrial Conglomerates — 0.3%
Cortes NP Acquisition Corp., Term Loan B, 6.00% - 6.03%, 11/30/23		4,617	4,649,939
Insurance — 0.1%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.50%, 8/12/22		715	720,743
AssuredPartners, Inc., 2016 Term Loan B, 5.25%, 10/21/22		1,220	1,232,428

			1,953,171
IT Services — 0.1%
TKC Holdings, Inc., 2017 Term Loan, 4.75%, 2/01/23		1,572	1,583,790
Machinery — 0.3%
Signode Industrial Group US, Inc., Term Loan B, 4.00%, 5/01/21		959	962,529
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		3,353	3,196,560

			4,159,089
Media — 1.0%
iHeartCommunications, Inc., Term Loan D, 7.53%, 1/30/19		6,888	5,977,400
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		8,606	8,547,644

Floating Rate Loan Interests (d)		Par (000)	Value
Media (continued)
Ziggo Secured Finance Partnership, Term Loan E, 2.27%, 4/23/25	USD	1,507	$1,511,310

			16,036,354
Metals & Mining — 0.1%
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		1,248	1,254,984
Multiline Retail — 0.1%
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,434	1,153,555
Oil, Gas & Consumable Fuels — 1.9%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		3,580	4,033,479
Term Loan A, 3.78%, 10/01/19		3,790	3,645,131
Chesapeake Energy Corp., Term Loan, 8.55%, 8/23/21		10,287	11,109,445
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		2,503	2,542,460
Energy Transfer Equity LP, 2017 Term Loan B, 3.53%, 2/02/24		1,762	1,766,193
Peabody Energy Corp., Exit Term Loan, 5.54%, 1/30/22		1,456	1,466,308
Ultra Resources, Inc., Revolver, 0.00%, 4/06/17 (a)(h)		4,600	4,697,750

			29,260,766
Pharmaceuticals — 0.5%
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		1,472	1,477,853
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		3,552	3,569,980
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.54%, 10/20/18		353	352,995
Series C2 Term Loan B, 5.28%, 12/11/19		677	680,453
Series D2 Term Loan B, 5.03%, 2/13/19		124	124,808
Series E Term Loan B, 5.27%, 8/05/20		1,515	1,523,520
Series F1 Term Loan B, 5.53%, 4/01/22		9	9,258

			7,738,867
Professional Services — 0.1%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21		1,662	1,653,441
Information Resources, Inc., 1st Lien Term Loan, 5.25%, 1/18/24		508	514,035

			2,167,476
Semiconductors & Semiconductor Equipment — 0.0%
Microsemi Corp., 2015 Term Loan B, 3.03%, 1/15/23		289	291,064
Software — 1.5%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		5,171	5,197,261
Infor (US), Inc., Term Loan B6, 3.75%, 2/01/22		1,970	1,971,795
Kronos, Inc.:
1st Lien Term Loan, 5.00% - 5.03%, 11/01/23		3,719	3,761,211
2nd Lien Term Loan, 9.28%, 11/01/24		3,635	3,755,202
Optiv Security, Inc., 1st Lien Term Loan, 4.25%, 2/01/24		1,419	1,427,429
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		1,163	1,172,816
Tibco Software Inc., 2017 Term Loan B, 5.50%, 12/04/20		3,311	3,351,206
Veritas US Inc.:
Term Loan B1, 6.63%, 1/27/23		2,011	2,005,349
USD Last Out Term Loan B2, 8.63%, 1/29/23		125	123,437

			22,765,706

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests (d)		Par (000)	Value
Specialty Retail — 0.0%
Leslie’s Poolmart, Inc., 2016 Term Loan, 4.75%, 8/16/23	USD	267	$267,456
Technology Hardware, Storage & Peripherals — 0.0%
Oberthur Technologies SA, 2016 Term Loan B1, 4.70%, 12/15/23		258	260,752
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		5,321	5,358,097
Wireless Telecommunication Services — 2.0%
Ligado Networks LLC, 2015 2nd Lien Term Loan, 13.50%, 12/07/20 (a)(h)		37,045	29,126,247
Radiate Holdco LLC, 1st Lien Term Loan, 3.78%, 2/01/24		1,851	1,864,623

			30,990,870
Total Floating Rate Loan Interests — 14.9%			229,554,694

Investment Companies — 0.1%		Shares
United States — 0.1%
SPDR S&P Oil & Gas Exploration & Production ETF		25,675	972,055

Non-Agency Mortgage-Backed Securities		Par (000)
Commercial Mortgage-Backed Securities — 0.1%
GAHR Commercial Mortgage Trust 2015-NRF, Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (d)(e)	USD	1,925	1,874,969

Other Interests (m)		Beneficial Interest (000)
United States — 0.0%
Lear Corp. Escrow		1,250	13

Preferred Securities		Par (000)

Capital Trusts
Banks — 1.4%
Allied Irish Banks PLC, 7.38% (d)(l)	USD	410	451,185
Banco Bilbao Vizcaya Argentaria SA (d)(l):
7.00%		400	415,289
8.88%		200	232,600
Banco Popular Espanol SA, 8.25% (d)(l)		600	550,623
Banco Santander SA, 6.25% (d)(l)		700	731,386
Bank of Ireland, 7.38% (d)(l)		250	282,947
BNP Paribas SA, 7.20%		100	107,875
Citigroup, Inc. (d)(l):
5.95%		1,405	1,477,835
Series O, 5.88%		2,405	2,483,162
Series P, 5.95%		1,452	1,513,710
Series Q, 5.95%		1,165	1,217,408
Series R, 6.13%		615	650,399
Cooperatieve Rabobank UA, (d)(l)
5.50%		200	217,262
6.63%		200	228,724

Capital Trusts		Par (000)	Value
Banks (continued)
Danske Bank A/S, 5.75% (d)(l)	USD	200	$224,329
DNB Bank ASA, 6.50% (d)(l)		400	420,000
Intesa Sanpaolo SpA (d)(l):
7.00%		375	398,268
7.70% (e)		200	189,750
7.75%		250	270,422
National Westminster Bank PLC, Series C, 1.19% (d)(l)		100	81,500
RZB Finance Jersey IV Ltd., 1.62% (d)(l)		300	302,492
Swedbank Hypotek AB, 6.00% (d)(l)		200	206,300
U.S. Bancorp, Series J, 5.30% (d)(l)		3,084	3,137,970
Wells Fargo & Co. (d)(l):
Series S, 5.90%		3,460	3,658,950
Series U, 5.88%		1,375	1,485,000

			20,935,386
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series L, 5.70% (d)(l)		5,218	5,374,540
Morgan Stanley (d)(l):
Series H, 5.45%		3,309	3,394,346
Series J, 5.55%		440	457,600
UBS Group AG (d)(l):
5.75%		800	925,915
7.00%		425	457,415

			10,609,816
Chemicals — 0.0%
Lanxess AG, 4.50%, 12/06/76 (d)		225	256,242
Solvay Finance SA, 5.12% (d)(l)		310	360,148

			616,390
Diversified Financial Services — 1.9%
Bank of America Corp. (d)(l):
Series AA, 6.10%		3,011	3,212,361
Series V, 5.13%		2,205	2,229,806
Series X, 6.25%		2,874	3,075,467
Series Z, 6.50%		1,816	1,983,399
Barclays PLC (d)(l):
7.88%		325	340,941
7.38%		450	558,371
Credit Agricole SA, 6.50% (d)(l)		600	659,749
HBOS Capital Funding LP, 6.85% (l)		400	407,000
JPMorgan Chase & Co., (d)(l):
6.75%		5,324	5,896,330
Series Q, 5.15%		850	852,295
Series U, 6.13%		4,228	4,487,811
Series V, 5.00%		3,075	3,093,481
Royal Bank of Scotland Group PLC, 8.63% (d)(l)		982	1,037,483
Societe Generale SA, (d)(l):
7.38%		200	264,301
7.88% (e)		300	303,750
UniCredit SpA, 9.25% (d)(l)		425	483,901

			28,886,446
Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV, 6.13% (d)(l)		566	642,373
Orange SA, 4.00% (d)(l):
4.00%		600	669,011
5.75%		100	131,394
Telefonica Europe BV (d)(l):
3.75%		200	214,264
4.20%		1,500	1,666,568
6.50%		600	683,630
6.75%		200	266,758

			4,273,998

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	51

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Capital Trusts		Par (000)	Value
Electric Utilities — 0.1%
Enel SpA (d):
6.50%, 1/10/74	USD	689	$788,320
7.75%, 9/10/75		105	144,292
Origin Energy Finance Ltd. (d):
4.00%, 6/16/71		410	442,998
7.88%, 9/16/74		100	113,275

			1,488,885
Insurance — 0.0%
Ethias SA, 5.00%, 1/14/26		200	207,040
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (e)(l)		400	422,000
Metals & Mining — 0.0%
BHP Billiton Finance, Ltd., 4.75%, 4/22/76 (d)		300	353,281
Oil, Gas & Consumable Fuels — 0.2%
DCP Midstream LLC, 5.85%, 5/21/43 (d)(e)		225	210,375
Gas Natural Fenosa Finance BV, 3.38% (d)(l)		1,200	1,231,361
Repsol International Finance BV, 4.50%, 3/25/75 (d)		489	524,688
TOTAL SA, 3.88% (d)(l)		625	704,964

			2,671,388
Total Capital Trusts — 4.6%			70,464,630

Preferred Stocks		Shares
Capital Markets — 0.3%
Morgan Stanley, Series K, 5.85% (d)(l)		171,786	4,440,668
Diversified Financial Services — 0.0%
Concrete Investments II		4,997	550,557
Hotels, Restaurants & Leisure — 1.1%
Amaya, Inc. (j)		19,851	16,586,839
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Aquired 4/08/15, cost $629,122) (c)		633,461	597,544
Total Preferred Stocks — 1.4%			22,175,608

Trust Preferred — 0.4%	Shares	Value
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 6.82%, 2/15/40 (d)	256,246	$6,571,218
Total Preferred Securities — 6.4%		99,211,456

Warrants
Metals & Mining — 0.0%
Peninsula Energy Ltd.:
(1 Share for 1 Warrant, Expires 12/31/17, Strike Price AUD 0.08)	288,820	2
(1 Share for 1 Warrant, Expires 12/31/18, Strike Price AUD 0.05)	515,378	37,539

		37,541
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	6,494	1,688
Transportation Infrastructure — 0.0%
Jack Cooper Enterprises, Inc., Class B (Issued/exercisable 4/26/17, 1 Share for 1 Warrant, Expires 4/26/27, Strike Price $0.01)	10,633	68,264
Total Warrants — 0.0%		107,493
Total Long-Term Investments (Cost — $2,116,332,827) — 137.2%		2,114,462,043

Short-Term Securities
Money Market Fund
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.42% (n)(o)	534,637	534,637
Total Short-Term Securities (Cost — $534,637) — 0.0%		534,637
Options Purchased (Cost — $991,640) — 0.0%		444,198
Total Investments Before Options Written (Cost — $2,117,859,104) — 137.2%		2,115,440,878
Options Written (Premiums Received — $103,169) — (0.0)%		(78,960)
Total Investments, Net of Options Written (Cost — $2,117,755,935) — 137.2%		2,115,361,918
Liabilities in Excess of Other Assets — (37.2)%		(573,555,545)

Net Assets — 100.0%		$1,541,806,373

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security is held by a wholly owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly owned subsidiary.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $609,719 and an original cost of $816,585, which was 0.04% of its net assets.

(d)	Variable rate security. Rate as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Zero-coupon bond.

(j)	Convertible security.

(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(l)	Perpetual security with no stated maturity date.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(n)	During the six months ended February 28, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased		Shares Sold	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Depreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	534,637	[2]	—	534,637	$534,637	$3,649	$5	—
iShares iBoxx USD High Yield Corporate Bond ETF	152,000	279,142		(431,142)	—	—	172,128	32,072	$(129,580)
Total						$534,637	$175,777	$32,077	$(129,580)

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.

(o)	Current yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(5)	5-Year U.S. Treasury Note	June 2017	USD	588,516	$814
(20)	Euro BOBL	June 2017	USD	2,810,799	(19)
(15)	Euro Bund Future	June 2017	USD	2,587,212	(1,124)
(61)	Russell 2000 E-Mini Index	March 2017	USD	4,224,250	(93,852)
Total					$(94,181)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	400,000	USD	430,186	Goldman Sachs International	3/06/17	$(6,367)
EUR	614,000	USD	662,016	Royal Bank of Canada	3/06/17	(11,454)
GBP	1,000,000	USD	1,246,555	Australia and New Zealand Bank Group	3/06/17	(5,630)
GBP	200,000	USD	249,736	Australia and New Zealand Bank Group	3/06/17	(1,551)
GBP	600,000	USD	748,985	Commonwealth Bank of Australia	3/06/17	(4,430)
GBP	1,500,000	USD	1,875,198	Northern Trust Co.	3/06/17	(13,811)
USD	1,214,853	AUD	1,605,000	National Australia Bank Ltd.	3/06/17	(15,581)
USD	18,126,923	CAD	23,625,000	National Australia Bank Ltd.	3/06/17	339,214
USD	5,291	EUR	5,000	Australia and New Zealand Bank Group	3/06/17	(6)
USD	20,147	EUR	19,000	Australia and New Zealand Bank Group	3/06/17	15
USD	795,730	EUR	750,000	Goldman Sachs International	3/06/17	1,069
USD	104,944	EUR	99,000	Goldman Sachs International	3/06/17	49
USD	380,941	EUR	360,000	Goldman Sachs International	3/06/17	(496)
USD	77,093,561	EUR	71,621,000	Morgan Stanley & Co. International PLC	3/06/17	1,207,672
USD	924,369	EUR	875,000	Northern Trust Co.	3/06/17	(2,735)
USD	16,747,671	GBP	13,405,000	Barclays Bank PLC	3/06/17	113,077
USD	1,916,160	GBP	1,529,000	Citibank N.A.	3/06/17	18,786
USD	1,230,073	AUD	1,605,000	Citibank N.A.	4/05/17	487
USD	17,859,597	CAD	23,625,000	Morgan Stanley & Co. International PLC	4/05/17	68,032
USD	77,590,656	EUR	73,086,000	Bank of America N.A.	4/05/17	40,282
USD	3,091,533	EUR	2,905,000	Royal Bank of Scotland PLC	4/05/17	9,084
USD	14,286,066	GBP	11,489,000	Barclays Bank PLC	4/05/17	17,379
Total						$1,753,085

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	53

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Put	4/21/17	USD	230.00	940	$195,050

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Citibank N.A.	Put	2.60%	Pay	3-Month LIBOR	4/26/17	USD	25,310	$97,689
10-Year Interest Rate Swap	Citibank N.A.	Put	2.75%	Pay	3-Month LIBOR	6/26/17	USD	25,310	151,459
Total									$249,148

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contract	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	39	—

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Put	4/21/17	USD	220.00	940	$(78,960)

Centrally Cleared Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	USD	425	$(4,831)
Markit CDX North America High Yield Index, Series 27, Version 2	5.00%	12/20/21	B+	USD	113,512	3,839,224
Total						$3,834,393

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	NR	USD	8,180	$485,805	—	$485,805
UniCredit SpA	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	100	(3,510)	$(5,622)	2,112
Hellenic Telecommunications Organization SA	5.00%	Goldman Sachs International	12/20/21	B+	EUR	170	12,764	9,818	2,946
Total							$495,059	$4,196	$490,863

[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	3/20/17	USD	13,000	$756,925	—	$756,925
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/17	USD	1,800	92,232	—	92,232
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Citibank N.A.	N/A	6/20/17	USD	2,000	87,640	—	87,640
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/17	USD	5,800	61,563	$(8,195)	69,758
iBoxx USD Liquid High Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	9/20/17	USD	2,700	24,933	(3,740)	28,673
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate plus 0.25%	Morgan Stanley & Co. International PLC	N/A	12/29/17	USD	29	—	—	—
Total							$1,023,293	$(11,935)	$1,035,228

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Transactions in Options Written for the Period Ended February 28, 2017

	Puts
	Contracts	Notional (000)	Premiums Received
Outstanding options, beginning of period	—	$10,000	$19,000
Options written	6,044	—	574,078
Options exercised	—	—	—
Options expired	—	(10,000)	(19,000)
Options closed	(5,104)	—	(470,909)

Outstanding options, end of period	940	—	$103,169

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$814	—	$814
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$1,815,146	—	—	1,815,146
Options purchased	Investments at value — unaffiliated[2]	—	—	$195,050	—	249,148	—	444,198
Swaps — centrally cleared	Net unrealized appreciation[1]	—	$3,839,224	—	—	—	—	3,839,224
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	500,681	—	—	1,035,228	—	1,535,909

Total		—	$4,339,905	$195,050	$1,815,146	$1,285,190	—	$7,635,291

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$93,852	—	$1,143	—	$94,995
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$62,061	—	—	62,061
Options written	Options written at value	—	—	78,960	—	—	—	78,960
Swaps — centrally cleared	Net unrealized depreciation[1]	—	$4,831	—	—	—	—	4,831
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	5,622	—	—	11,935	—	17,557

Total		—	$10,453	$172,812	$62,061	$13,078	—	$258,404

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

[2] Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(3,983,948)	—	$(79,268)	—	$(4,063,216)
Forward foreign currency exchange contracts	—	—	—	$(2,045,808)	—	—	(2,045,808)
Options purchased[1]	—	—	(1,345,642)	—	1,406,631	—	60,989
Options written	—	—	422,268	—	19,000	—	441,268
Swaps	—	$2,190,991	227,611	—	1,555,796	—	3,974,398

Total	—	$2,190,991	$(4,679,711)	$(2,045,808)	$2,902,159	—	$(1,632,369)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,258,810	—	$(329)	—	$1,258,481
Forward foreign currency exchange contracts	—	—	—	$1,859,320	—	—	1,859,320
Options purchased[2]	—	—	(64,318)	—	(452,861)	—	(517,179)
Options written	—	—	24,209	—	3,041	—	27,250
Swaps	—	$3,595,831	(215,712)	—	(564,523)	—	2,815,596

Total	—	$3,595,831	$1,002,989	$1,859,320	$(1,014,672)	—	$5,443,468

[1] Options purchased are included in net realized gain (loss) from investments.
[2] Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	55

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$18,887,419
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$232,807,868
Average amounts sold — in USD	$6,349,214
Options:
Average value of option contracts purchased	$344,712
Average value of option contracts written	$146,913
Average value of options swaption contracts purchased	$63,285,000
Average value of options swaption contracts written	$10,000,000	[1]
Credit default swaps:
Average notional value — buy protection	$5,674,920	[1]
Average notional value — sell protection	$108,988,200
Total return swaps:
Average notional value	$33,919,697
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Futures contracts	$66,506		—
Forward foreign currency exchange contracts	1,815,146		$62,061
Options	444,198	[1]	78,960
Swaps — Centrally cleared	46,823		—
Swaps — OTC[2]	1,535,909		17,557

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$3,908,582		$158,578

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(308,379)		(78,960)

Total derivative assets and liabilities subject to an MNA	$3,600,203		$79,618

[1]    Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

[2] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

The following table presents the Trust’s derivative assets (and liabilities) by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3,5]
Australia and New Zealand Bank Group	$15	$(15)	—	—	—
Bank of America N.A.	40,282	—	—	—	$40,282
Barclays Bank PLC	132,568	(5,622)	—	—	126,946
Citibank N.A.	356,061	—	—	$(350,000)	6,061
Deutsche Bank AG	485,805	—	—	(485,805)	—
Goldman Sachs International	932,797	(15,058)	—	(917,739)	—
JPMorgan Chase Bank N.A.	28,673	(3,740)	—	(24,933)	—
Morgan Stanley & Co. International PLC	1,275,704	—	—	—	1,275,704
National Austrailia Bank Ltd.	339,214	(15,581)	—	—	323,633
Royal Bank of Scotland PLC	9,084	—	—	—	9,084

Total	$3,600,203	$(40,016)	—	$(1,778,477)	$1,781,710

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4,5]
Australia and New Zealand Bank Group	$7,187	$(15)	—	—	$7,172
Barclays Bank PLC	5,622	(5,622)	—	—	—
Commonwealth Bank of Australia	4,430	—	—	—	4,430
Goldman Sachs International	15,058	(15,058)	—	—	—
JPMorgan Chase Bank N.A.	3,740	(3,740)	—	—	—
National Austrailia Bank Ltd.	15,581	(15,581)	—	—	—
Northern Trust Co.	16,546	—	—	—	16,546
Royal Bank of Canada	11,454	—	—	—	11,454

Total	$79,618	$(40,016)	—	—	$39,602

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Net amount represents the net amount payable due to counterparty in the event of default.
[5] Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$15,104,159	$7,603,146	$5,693,095	$28,400,400
Asset-Backed Securities	—	47,720,703	7,006,625	54,727,328
Corporate Bonds	—	1,694,101,849	5,511,786	1,699,613,635
Floating Rate Loan Interests	—	222,898,943	6,655,751	229,554,694
Investment Companies	972,055	—	—	972,055
Non-Agency Mortgage-Backed Securities	—	1,874,969	—	1,874,969
Other Interests	—	—	13	13
Preferred Securities	11,011,886	70,464,630	17,137,396	98,613,912
Warrants	—	37,541	69,952	107,493
Short-Term Securities	534,637	—	—	534,637
Options Purchased:
Equity contracts	195,050	—	—	195,050
Interest rate contracts	—	249,148	—	249,148
Unfunded floating rate loan interests[1]	—	6,020	—	6,020

Subtotal	$27,817,787	$2,044,956,949	$42,074,618	$2,114,849,354

Investments Valued at NAV[2]				597,544

Total				$2,115,446,898

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Credit contracts	—	$4,330,087	—	$4,330,087
Foreign currency exchange contracts	—	1,815,146	—	1,815,146
Interest rate contracts	$814	1,035,228	—	1,036,042
Liabilities:
Credit contracts	—	(4,831)	—	(4,831)
Equity contracts	(172,812)	—	—	(172,812)
Foreign currency exchange contracts	—	(62,061)	—	(62,061)
Interest rate contracts	(1,143)	—	—	(1,143)

Total	$(173,141)	$7,113,569	—	$6,940,428

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
[2] As of February 28, 2017, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

[3]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	57

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $577,000,000 are categorized as Level 2 within the disclosure hierarchy.

During the six months ended February 28, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 Investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening balance, as of August 31, 2016[1]	$1,725,910	$13,191,932	$5,853,024	$22,184,147	$13	$17,201,711	$13,361	$60,170,098
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers out of Level 3[2]	—	(8,516,932)	—	(16,467,970)	—	—	(130)	(24,985,032)
Accrued discounts/premiums	—	466	1,774	47,661	—	—	—	49,901
Net realized gain (loss)	—	25,342	(1,850,180)	54,555	—	—	—	(1,770,283)
Net change in unrealized appreciation (depreciation)[3,4]	3,967,185	15,196	1,827,348	574	—	(64,315)	56,721	5,802,709
Purchases	—	4,990,621	—	3,701,213	—	—	—	8,691,834
Sales	—	(2,700,000)	(320,180)	(2,864,429)	—	—	—	(5,884,609)
Closing Balance, as of February 28, 2017	$5,693,095	$7,006,625	$5,511,786	$6,655,751	$13	$17,137,396	$69,952	$42,074,618

Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017[4]	$3,967,185	$40,538	$(20,659)	$574	—	$(64,315)	$56,721	$3,980,044

[1]    The opening balance of preferred securities has been restated to exclude certain investments in the amount of $523,176 that were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    As of August 31, 2016, the Trust used significant unobservable inputs in determining the value of certain investments. As of February 28, 2017, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[4]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 0.4%
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 1.21%, 10/25/35 (a)	$1,875		$1,730,551
Small Business Administration Participation Certificates, Series 1997-20C, Class 1, 7.15%, 3/01/17	6		5,789

			1,736,340
Interest Only Asset-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 3/15/21	286		2,499
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	1,654		111,132
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29	4,634		322,846

			436,477
Total Asset-Backed Securities — 0.5%			2,172,817

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	188		182,602
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.05%, 10/25/35 (a)	1,404		1,357,979
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 15.18%, 8/25/23 (a)	34		36,638
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 3.26%, 8/25/34 (a)	759		753,562

			2,330,781
Interest Only Collateralized Mortgage Obligations — 0.4%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	421		93,393
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	41,794		52,242
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (c)	5,313		106,268
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	91		4,701
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	57		842
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.78%, 3/20/35 (a)	22,888		629,430
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 2.08%, 8/25/36 (a)	9,708		703,800
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.05%, 5/15/29 (a)	25,145		25

			1,590,701
Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 9/25/23	31		28,733
Drexel Burnham Lambert CMO Trust, Series K, Class 1, 0.00%, 9/23/17	—	(d)	13
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 2/25/36	314		254,503
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	131		94,307

			377,556
Total Non-Agency Mortgage-Backed Securities — 1.0%			4,299,038

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 2.5%
Federal Housing Administration:
USGI Projects, Series 99, 7.43%, 6/01/21 - 10/01/23	$2,422		$2,313,965
Reilly Projects, Series 41, 8.28%, 3/01/20	28		27,113
Residual Funding Corp.,, 0.00%, 4/15/30 (e)	13,000		8,597,030

			10,938,108
Collateralized Mortgage Obligations — 63.6%
Fannie Mae Mortgage-Backed Securities:
Series 2011-142, Class PE, 3.50%, 1/25/42	15,567		15,694,170
Series 2014-28, Class BD, 3.50, 8/25/43	6,050		6,336,976
Series 2014-28, Class BD,
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,296,679
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		15,434,228
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		47,801,079
Series 2010-47, Class JB, 5.00%, 5/25/30	10,000		10,857,927
Series 2003-135, Class PB, 6.00%, 1/25/34	8,212		8,716,231
Series 2004-31, Class ZG, 7.50%, 5/25/34	4,785		5,716,054
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	100		121,145
Series 2005-73, Class DS, 15.53%, 8/25/35 (a)	586		681,909
Series 1991-87, Class S, 24.62%, 8/25/21 (a)	9		11,035
Series G-49, Class S, 953.85%, 12/25/21 (a)	—	(d)	51
Series G-07, Class S, 1,056.78%, 3/25/21 (a)	—	(d)	413
Series 1991-46, Class S, 2,340.76%, 5/25/21 (a)	—	(d)	1
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 3.11%, 1/25/28 (a)	774		806,474
Series 4242, Class PA, 3.50%, 5/15/41	6,202		6,435,270
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,121,739
Series 4269, Class PM, 4.00%, 8/15/41	8,884		9,337,157
Series 4016, Class BX, 4.00%, 9/15/41	15,408		16,772,174
Series 3688, Class PB, 4.50%, 8/15/32	10,000		10,480,194
Series 4316, Class VB, 4.50%, 3/15/34	10,787		11,691,266
Series 3856, Class PB, 5.00%, 5/15/41	10,000		11,200,545
Series 2758, Class KV, 5.50%, 5/15/23	1,324		1,330,281
Series 2927, Class BZ, 5.50%, 2/15/35	4,009		4,382,261
Series 2542, Class UC, 6.00%, 12/15/22	1,645		1,756,341
Series 0040, Class K, 6.50%, 8/17/24	99		112,860
Series 0019, Class F, 8.50%, 3/15/20	7		6,778
Series 2218, Class Z, 8.50%, 3/15/30	1,954		2,318,816
Series 0173, Class RS, 9.99%, 11/15/21 (a)	—	(d)	2
Series 1160, Class F, 36.89%, 10/15/21 (a)	5		7,223
Ginnie Mae Mortgage-Backed Securities:
Series 2010-99, Class JM, 3.75%, 12/20/38	19,300		19,885,838
Series 2010-112, Class TL, 4.00%, 1/20/39	15,000		15,535,538
Series 2011-80, Class PB, 4.00%, 10/20/39	11,489		11,990,041
Series 2012-16, Class HJ, 4.00%, 9/20/40	10,000		10,536,849
Series 2011-88, Class PY, 4.00%, 6/20/41	15,402		16,072,150
Series 2015-96, Class ZM, 4.00%, 7/20/45	6,665		7,093,549
Series 2004-89, Class PE, 6.00%, 10/20/34	84		86,696

			274,627,940
Commercial Mortgage-Backed Securities — 0.1%
Ginnie Mae Mortgage-Backed Securities, Series 2014-124, Class IE, 0.75%, 5/16/54 (a)	9,674		455,429
Interest Only Collateralized Mortgage Obligations — 2.0%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	85		2,249
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	42		1,439
Series 2012-96, Class DI, 4.00%, 2/25/27	3,796		328,846
Series 2013-45, Class EI, 4.00%, 4/25/43	6,484		1,119,019
Series 2010-74, Class DI, 5.00%, 12/25/39	4,084		243,441
Series 2011-124, Class GS, 5.92%, 3/25/37 (a)	7,974		665,822
Series 1997-90, Class M, 6.00%, 1/25/28	1,366		182,402
Series 1999-W4, 6.50%, 12/25/28	123		11,723

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	59

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series 089, Class 2, 8.00%, 10/25/18	$—	(d)	$1
Series G92-05, Class H, 9.00%, 1/25/22	1		53
Series 094, Class 2, 9.50%, 8/25/21	1		70
Series 1990-136, Class S, 19.30%, 11/25/20 (a)	3		4
Series 1991-139, Class PT, 648.35%, 10/25/21	—	(d)	1
Series G-10, Class S, 1,022.36%, 5/25/21 (a)	—	(d)	2
Series G-12, Class S, 1,084.94%, 5/25/21 (a)	—	(d)	1
Freddie Mac Mortgage-Backed Securities:
Series 2559, 0.50%, 8/15/30 (a)	34		192
Series 3745, Class IN, 4.00%, 1/15/35	11,643		623,806
Series 3744, Class PI, 4.00%, 6/15/39	9,068		1,006,823
Series 4026, 4.50%, 4/15/32	2,780		369,910
Series 2611, Class QI, 5.50%, 9/15/32	462		22,113
Series 1043, Class H, 41.53%, 2/15/21 (a)	3		4
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 5.70%, 12/16/39	1,297		196,218
Series 2011-52, Class MJ, 5.87%, 4/20/41	9,557		1,698,930
Series 2011-52, Class NS, 5.90%, 4/16/41	11,040		2,029,094

			8,502,163
Mortgage-Backed Securities — 76.4%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/31 - 10/01/31	10,122		10,171,616
3.00%, 1/01/43 - 3/01/47	86,808		86,449,579
3.50%, 10/01/42 - 10/01/45	24,535		25,266,360
4.00%, 1/01/41 - 3/01/47 (f)	60,269		63,584,891
4.50%, 8/01/25 - 9/01/41	53,897		58,290,907
5.00%, 1/01/23 - 10/01/41 (f)	34,728		38,291,731
5.50%, 7/01/17 - 10/01/39	14,874		16,606,291
6.50%, 12/01/37 - 10/01/39	4,880		5,517,410
7.50%, 2/01/22	—	(d)	11
9.50%, 1/01/19 - 9/01/19	1		897
Freddie Mac Mortgage-Backed Securities:
2.93%, 10/01/34 (a)	100		102,079
3.11%, 1/01/35 (a)	167		170,901
5.00%, 2/01/22 - 4/01/22	144		152,417
5.50%, 1/01/39	17,876		20,067,432
9.00%, 9/01/20	4		3,686
Ginnie Mae Mortgage-Backed Securities:
5.00%, 10/15/39	4,607		5,121,063
7.50%, 8/15/21 - 11/15/23	63		65,837
8.00%, 10/15/22 - 8/15/27	36		39,602
9.00%, 4/15/20 - 9/15/21	2		1,969

			329,904,679
Principal Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities: (e)
Series 1991-7, Class J, 0.00%, 2/25/21	2		1,888
Series G93-2, Class KB, 0.00%, 1/25/23	52		49,152
Series 1993-51, Class E, 0.00%, 2/25/23	17		16,242
Series 203, Class 1, 0.00%, 2/25/23	5		4,891
Series 1993-70, Class A, 0.00%, 5/25/23	3		2,545
Series 0228, Class 1, 0.00%, 6/25/23	4		4,108
Series 1999-W4, 0.00%, 2/25/29	49		45,547
Series 2002-13, Class PR, 0.00%, 3/25/32	110		100,767
Freddie Mac Mortgage-Backed Securities: (e)
Series 1418, Class M, 0.00%, 11,15,22	17		16,096
Series 1571, Class G, 0.00%, 8/15/23	128		122,541
Series 1691, Class B, 0.00%, 3/15/24	257		238,558
Series T-8, Class A10, 0.00%, 11/15/28	29		29,284

			631,619
Total U.S. Government Sponsored Agency Securities — 144.8%			625,059,938

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds, 2.50%, 2/15/46	$2,500	$2,262,598
U.S. Treasury Notes:
1.00%, 11/30/19 (f)	2,965	2,931,875
1.38%, 8/31/20 (f)	4,045	4,010,553
1.63%, 11/15/22	780	762,846
2.00%, 8/15/25	2,860	2,787,719
Total U.S. Treasury Obligations — 2.9%		12,755,591
Total Long-Term Investments (Cost — $657,330,981) — 149.2%		644,287,384

Short-Term Securities	Shares
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.42% (g)(h)	5,700,134	5,700,134

	Par (000)
Borrowed Bond Agreement (i)(j) — 0.2%
Credit Suisse Securities (USA) LLC, 0.40%, Open (Purchased on 12/19/16 to be repurchased at $856,934. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and 880,141, respectively)	$856	856,249
Total Short-Term Securities (Cost — $6,556,383) — 1.5%		6,556,383
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $663,887,364) — 150.7%		650,843,767

Borrowed Bonds
U.S. Treasury Bonds, 2.75%, 11/15/42	(917)	(880,141)
Total Borrowed Bonds (Proceeds — $842,347) — (0.2)%		(880,141)

TBA Sale Commitments
Fannie Mae Mortgage-Backed Securities (k):
2.50%, 3/01/32	10,100	(10,126,582)
3.00%, 3/01/47 - 4/01/47	76,350	(75,794,261)
4.00%, 3/01/47 - 4/01/47	41,000	(43,050,349)
5.00%, 3/01/47	12,900	(14,142,760)
Total TBA Sale Commitments (Proceeds — $142,589,225) — (33.1)%		(143,113,952)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments (Cost — $520,455,792) — 117.4%		506,849,674
Liabilities in Excess of Other Assets — (17.4)%		(75,077,622)

Net Assets — 100.0%		$431,772,052

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Amount is less than $500.

(e)	Zero-coupon bond.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	During the six months ended February 28, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	5,700,134	5,700,134	$5,700,134	$17,431	$57	—
BlackRock Liquidity Funds, TempFund, Institutional Class	7,183,580	(7,183,580)	—	—	—	—	—
Total				$5,700,134	$17,431	$57	—

[1] Includes net capital gain distributions.

(h)	Current yield as of period end.

(i)	The amount to be repurchased assumes the maturity will be the day after period end.

(j)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(k)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of Amareica N.A.	$(4,537,781)	$(4,579)
Barclays Bank PLC	$(14,300,161)	$(36,782)
Citigroup Global Marekets, Inc.	$(7,889,619)	$2,557
Credit Suisse Securities (USA) LLC	$(15,783,295)	$(27,263)
Deutsche Bank Securities, Inc.	$(1,584,259)	$1,952
Goldman Sachs & Co.	$(27,759,201)	$(27,372)
J.P. Morgan Securities LLC	$(25,175,913)	$97,404

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	0.06%	12/19/16	Open	$2,924,231	$2,924,577	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.54%	12/19/16	Open	4,004,550	4,008,815	U.S. Treasury Obligations	Open/Demand[1]
HSBC Securities (USA), Inc.	0.75%	2/10/17	3/13/17	163,705,000	163,759,568	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	0.78%	2/16/17	3/16/17	4,306,000	4,307,213	U.S. Government Sponsored Agency Securities	Up to 30 Days
Total				$174,939,781	$175,000,173

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	61

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(90)	5-Year U.S. Treasury Note	June 2017	$10,593,281	$21,854
(71)	10-Year U.S. Ultra Long Treasury Note	June 2017	$9,509,563	(64,317)
92	2-Year U.S. Treasury Note	June 2017	$19,909,375	(5,919)
(644)	Long U.S. Treasury Bond	June 2017	$97,666,625	41,382
285	Ultra Long U.S. Treasury Bond	June 2017	$46,107,656	766,759
Total				$759,759

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation (Depreciation)
4.31%[1]	3-Month LIBOR	Deutsche Bank AG	N/A	10/01/18	$	60,000	$(3,643,801)	—	$(3,643,801)
3.43%[2]	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	3/28/21	$	6,000	440,292	$(115,487)	555,779
5.41%[2]	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	8/15/22	$	9,565	1,707,555	—	1,707,555
Total							$(1,495,954)	$(115,487)	$(1,380,467)

[1] Fund pays a fixed rate and receives the floating rate.
[2] Fund pays a floating rate and receives the fixed rate.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$829,995	—	$829,995
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	—	—	2,263,334	—	2,263,334

Total		—	—	—	—	$3,093,329	—	$3,093,329

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$70,236	—	$70,236
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	—	—	—	3,759,288	—	3,759,288

Total		—	—	—	—	$3,829,524	—	$3,829,524

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$7,619,008	—	$7,619,008
Swaps	—	—	—	—	(766,747)	—	(766,747)

Total	—	—	—	—	$6,852,261	—	$6,852,261

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$672,901	—	$672,901
Swaps	—	—	—	—	541,175	—	541,175

Total	—	—	—	—	$1,214,076	—	$1,214,076

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$67,283,156
Average notional value of contracts — short	$137,136,461
Interest rate swaps:
Average notional value — pays fixed rate	$60,000,000
Average notional value — receives fixed rate	$15,565,000

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$149,968	$181,156
Swaps — OTC[1]	2,263,334	3,759,288

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$2,413,302	$3,940,444

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(149,968)	(181,156)

Total derivative assets and liabilities subject to an MNA	$2,263,334	$3,759,288

[1] Includes unrealized appreciation(depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
JPMorgan Chase Bank N.	$2,263,334	$(115,487)	—	$(2,147,847)	—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5]
Deutsche Bank AG	$3,643,801	—	—	$(3,643,801)	—
JPMorgan Chase Bank N.A	115,487	$(115,487)	—	—	—

Total	$3,759,288	$(115,487)	—	$(3,643,801)	—

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Excess of collateral pledged from the individual counterparty is not shown for financial reporting purposes.
[5] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,736,340	$436,477	$2,172,817
Non-Agency Mortgage-Backed Securities	—	2,807,298	1,491,740	4,299,038
U.S. Government Sponsored Agency Securities	—	622,718,858	2,341,080	625,059,938
U.S. Treasury Obligations	—	12,755,591	—	12,755,591
Short-Term Securities:
Money Market Funds	$5,700,134	—	—	5,700,134
Borrowed Bond Agreement	—	856,249	—	856,249

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	63

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Borrowed Bonds	—	$(880,141)	—	$(880,141)
TBA Sale Commitments	—	(143,113,952)	—	(143,113,952)

Total	$5,700,134	$496,880,243	$4,269,297	$506,849,674

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$829,995	$2,263,334	—	$3,093,329
Liabilities:
Interest rate contracts	(70,236)	(3,643,801)	—	(3,714,037)

Total	$759,759	$(1,380,467)	—	$(620,708)

[1] Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $175,000,173 are categorized as Level 2 within the disclosure hierarchy.

During the six months ended February 28, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2016	$468,888	$1,589,583	$2,580,068	$4,638,539
Transfers into Level 3	—	12,150	—	12,150
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(61,704)	—	(5,071)	(66,775)
Net realized gain (loss)	(43,544)	(107)	(5,220)	(48,871)
Net change in unrealized appreciation (depreciation)[1,2]	72,837	(109,882)	21,459	(15,586)
Purchases	—	—	—	—
Sales	—	(4)	(250,156)	(250,160)

Closing Balance, as of February 28, 2017	$436,477	$1,491,740	$2,341,080	$4,269,297

Net change in unrealized appreciation (depreciation) on investments held as of February 28, 2017[2]	$72,837	$(109,882)	$21,459	$(15,586)

[1] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of February 28, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]		BlackRock Income Trust, Inc. (BKT)

Assets
Investments at value — unaffiliated[2]	$1,066,557,197	$2,114,906,241		$645,143,633
Investments at value — affiliated[3]	31,449,022	534,637		5,700,134
Cash	22,374	791,505		—
Cash pledged:
Collateral — reverse repurchase agreements	6,527,000	—		—
Collateral — OTC derivatives	1,370,000	—		3,940,000
Futures contracts	778,548	275,150		1,842,260
Centrally cleared swaps	1,229,940	5,879,000		—
Foreign currency at value[4]	1,635,287	207,963		—
Receivables:
Investments sold	2,136,009	15,839,220		158,743
Options written	1,923	—		—
TBA sale commitments	—	—		142,589,225
Dividends — unaffiliated	27,422	15,600		—
Dividends — affiliated	8,793	1,054		3,987
Interest — unaffiliated	11,522,081	30,009,359		2,035,191
Principal paydowns	—	—		13,367
Variation margin on futures contracts	—	66,506		149,968
Variation margin on centrally cleared swaps	1,148	46,823		—
Swap premiums paid	1,300	9,818		—
Unrealized appreciation on:
Forward foreign currency exchange contracts	331,522	1,815,146		—
OTC swaps	28,946	1,526,091		2,263,334
Unfunded floating rate loan interests	—	6,020		—
Prepaid expenses	36,668	76,314		28,315
Other assets	813,905	—		763

Total assets	1,124,479,085	2,172,006,447		803,868,920

Liabilities
Bank overdraft	—	—		3,341
Cash received:
Collateral — OTC derivatives	890,000	2,080,000		2,330,000
Collateral — reverse repurchase agreements	2,013,000	—		31,697
Collateral — TBA commitments	—	—		32,000
Borrowed bonds at value[5]	—	—		880,141
Options written at value[6]	2,608,566	78,960		—
TBA sale commitments at value[7]	—	—		143,113,952
Reverse repurchase agreements	327,543,464	—		175,000,173
Payables:
Investments purchased	4,545,939	47,031,103		46,055,069
Swaps	—	299,457		—
Administration fees	—	—		49,625
Bank borrowings	—	577,000,000		—
Income dividends	65,634	393,168		47,332
Interest expense	—	879,284		7,384
Investment advisory fees	422,128	967,030		214,482
Officer’s and Trustees’ fees	201,343	532,044		196,404
Options written	9,796	—		—
Other accrued expenses	373,232	859,410		194,824
Principle paydowns	140,287	—		—
Variation margin on futures contracts	47,623	—		181,156
Swap premiums received	2,762,607	17,557		115,487
Unrealized appreciation on:
Forward foreign currency exchange contracts	117,628	62,061		—
OTC swaps	433,370	—		3,643,801
Other liabilities	240,760	—		—
Contingencies	—	—	[8]	—

Total liabilities	342,415,377	630,200,074		372,096,868

Net Assets	$782,063,708	$1,541,806,373		$431,772,052

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	65

Statements of Assets and Liabilities (concluded)

February 28, 2017 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]	BlackRock Income Trust, Inc. (BKT)

Net Assets Consist of
Paid-in capital[9,10,11]	$761,161,052	$1,777,217,959	$478,262,054
Undistributed (distributions in excess of) net investment income	(534,465)	456,259	1,863,640
Accumulated net realized loss	(7,875,939)	(240,339,842)	(34,127,152)
Net unrealized appreciation (depreciation)	29,313,060	4,471,997	(14,226,490)

Net Assets	$782,063,708	$1,541,806,373	$431,772,052

Net asset value, offering and redemption price per share	$14.50	$12.19	$6.75

[1] Consolidated Statement of Assets and Liabilities.
[2] Investments at cost — unaffiliated	$1,038,648,300	$2,117,324,467	$658,187,230
[3] Investments at cost — affiliated	$31,449,022	$534,637	$5,700,134
[4] Foreign currency at cost	$1,618,775	$208,836	—
[5] Proceeds received from borrowed bonds	—	—	$842,347
[6] Premiums received	$3,892,866	$103,169	—
[7] Proceeds from TBA sale commitments	—	—	$142,589,225
[8] See Note 12 of the Notes to Financial Statements for details of contingencies.
[9] Par value	$0.001	$0.100	$0.010
[10] Shares outstanding	53,935,126	126,458,988	63,942,535
[11] Shares authorized	Unlimited	200 million	200 million

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Operations

Six Months Ended February 28, 2017 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]	BlackRock Income Trust, Inc. (BKT)

Investment Income
Interest — unaffiliated	$24,555,273	$63,340,837	$10,370,390
Dividends — unaffiliated	361,288	936,762	—
Dividends — affiliated	26,431	175,777	17,431
Foreign taxes withheld	(15)	(11,836)	—

Total investment income	24,942,977	64,441,540	10,387,821

Expenses
Investment advisory	2,740,787	6,160,096	1,408,579
Professional	86,505	215,746	52,999
Accounting services	74,376	53,743	51,051
Custodian	51,222	101,761	18,630
Officer and Trustees	49,529	98,413	32,904
Transfer agent	45,025	77,615	35,452
Printing	13,401	18,648	10,455
Registration	10,999	25,816	13,030
Administration	—	—	325,057
Miscellaneous	51,101	73,959	20,179

Total expenses excluding interest expense and income tax	3,122,945	6,825,797	1,968,336
Interest expense	1,089,968	3,892,868	604,614
Income tax	—	24,570	—

Total expenses	4,212,913	10,743,235	2,572,950
Less fees waived by the Manager	(5,164)	(21,535)	(3,753)

Total expenses after fees waived	4,207,749	10,721,700	2,569,197

Net investment income	20,735,228	53,719,840	7,818,624

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	2,586,448	19,064,267	1,991,847
Investments — affiliated	—	32,072	—
Capital gain distributions from investment companies — affiliated	77	5	57
Payment by affiliate	—	29,894	—
Futures contracts	(824,024)	(4,063,216)	7,619,008
Forward foreign currency exchange contracts	219,047	(2,045,808)	—
Foreign currency transactions	1,090,673	6,469,269	—
Options written	2,597,639	441,268	—
Swaps	2,505,463	3,974,398	(766,747)
Borrowed bonds	23,345	—	—

	8,198,668	23,902,149	8,844,165

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(46,591,830)	26,848,523	(20,958,587)
Investments — affiliated	—	(129,580)	—
Futures contracts	(2,161)	1,258,481	672,901
Forward foreign currency exchange contracts	248,149	1,859,320	—
Foreign currency translations	(50,064)	(277,799)	—
Options written	(2,270,785)	27,250	—
Swaps	282,290	2,815,596	541,175
Borrowed bonds	—	—	138,517
Unfunded floating rate loan interests	—	6,020	—

	(48,384,401)	32,407,811	(19,605,994)

Net realized and unrealized gain (loss)	(40,185,733)	56,309,960	(10,761,829)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,450,505)	$110,029,800	$(2,943,205)

[1] Consolidated Statement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	67

Statements of Changes in Net Assets	BlackRock Core Bond Trust (BHK)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$20,735,228	$42,442,765
Net realized gain (loss)	8,198,668	(9,103,783)
Net change in unrealized appreciation (depreciation)	(48,384,401)	63,936,110

Net increase (decrease) in net assets resulting from operations	(19,450,505)	97,275,092

Distributions to Shareholders[1]
From net investment income	(21,034,700)	(45,548,216)

Net Assets
Total increase (decrease) in net assets	(40,485,205)	51,726,876
Beginning of period	822,548,913	770,822,037

End of period	$782,063,708	$822,548,913

Distribution in excess of net investment income, end of period	$(534,465)	$(234,993)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Statements of Changes in Net Assets	BlackRock Corporate High Yield Fund, Inc. (HYT)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$53,719,840	$104,178,797
Net realized gain (loss)	23,902,149	(81,809,717)
Net change in unrealized appreciation (depreciation)	32,407,811	68,616,518

Net increase in net assets resulting from operations	110,029,800	90,985,598

Distributions to Shareholders[1]
From net investment income	(59,618,596)	(125,343,672)

Capital Share Transactions
Redemption of shares resulting from share repurchase program (including transaction costs)	(1,553,292)	—

Net Assets
Total increase (decrease) in net assets	48,857,912	(34,358,074)
Beginning of period	1,492,948,461	1,527,306,535

End of period	$1,541,806,373	$1,492,948,461

Undistributed net investment income, end of period	$456,259	$6,355,015

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	69

Statements of Changes in Net Assets	BlackRock Income Trust, Inc. (BKT)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$7,818,624	$17,954,552
Net realized gain (loss)	8,844,165	(7,232,394)
Net change in unrealized appreciation (depreciation)	(19,605,994)	3,604,122

Net increase (decrease) in net assets resulting from operations	(2,943,205)	14,326,280

Distributions to Shareholders[1]
From net investment income	(10,166,864)	(22,060,177)

Net Assets
Total decrease in net assets	(13,110,069)	(7,733,897)
Beginning of period	444,882,121	452,616,018

End of period	$431,772,052	$444,882,121

Undistributed net investment income, end of period	$1,863,640	$4,211,880

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Cash Flows

Six Months Ended February 28, 2017 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]	BlackRock Income Trust, Inc. (BKT)

Cash Provided by (Used for) Operating Activities
Net increase (decrease) in net assets resulting from operations	$(19,450,505)	$110,029,800	$(2,943,205)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns	211,695,566	752,471,248	617,030,975
Net proceeds from sales of short-term securities	—	—	1,562,537
Purchases of long-term investments	(232,412,782)	(723,595,275)	(650,317,401)
Net purchases of short-term securities	(18,522,113)	(534,637)	—
Amortization of premium and accretion of discount on investments	1,891,105	(1,659,214)	2,767,063
Payments for borrowed bonds	(1,758,089)	—	—
Proceeds from borrowed bonds	1,781,434	—	—
Premiums paid on closing options written	(7,878,141)	(48,641)	—
Premiums received from options written	5,548,886	574,078	—
Net realized loss on investments and options written	(4,972,043)	(18,492,773)	(1,716,327)
Net unrealized gain (loss) on investments, options written, swaps, borrowed bonds and foreign currency translations	48,685,283	(27,221,257)	20,278,536
(Increase) Decrease in Assets:
Cash pledged:
Collateral — OTC derivatives	2,650,000	—	1,100,000
Collateral — reverse repurchase agreements	(6,527,000)	—	682,769
Futures contracts	571,422	1,293,000	681,000
Centrally cleared swaps	10,000	(3,022,000)	—
Receivables:
Dividends — unaffiliated	—	(6,839)	—
Dividends — affiliated	(5,656)	(488)	2,589
Interest — unaffiliated	(397,412)	(285,006)	94,458
Variation margin on futures contracts	75,335	66,389	(57,218)
Variation margin on centrally cleared swaps	4,758	(46,823)	—
Swap premiums paid	(1,293)	43,420	—
Prepaid expenses	(23,060)	(46,651)	(16,668)
Other assets	(807,963)	—	5
Increase (Decrease) in Liabilities:
Cash received:
Collateral — reverse repurchase agreements	809,000	—	31,697
Collateral — borrowed bond agreements			32,000
Collateral — OTC derivatives	370,000	(250,000)	(1,000,000)
Payables:
Swaps	—	299,457	—
Administration fees	—	—	(63,618)
Interest expense and fees	99,965	120,692	(25,378)
Investment advisory fees	(511,669)	(1,094,774)	(275,271)
Officer’s and Trustees’ fees	4,395	25,322	14,250
Other accrued expenses	73,890	86,574	20,645
Variation margin on futures contracts	44,454	—	127,031
Variation margin on centrally cleared swaps	—	(99,311)	—
Swap premiums received	1,961,252	(781)	(13,385)

Net cash provided by (used for) operating activities	(16,990,981)	88,605,510	(12,002,916)

[1] Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	71

Statements of Cash Flows (concluded)

Six Months Ended February 28, 2017 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]	BlackRock Income Trust, Inc. (BKT)

Cash Provided by (Used for) Financing Activities
Cash dividends paid to Common Shareholders	$(21,051,920)	$(59,680,116)	$(10,167,288)
Net payments on redemption of Common Shares	—	(1,553,292)	—
Payments on the bank borrowings	—	(332,000,000)	—
Proceeds from bank borrowings	—	305,000,000	—
Increase (decrease) in bank overdraft	—	(2,604)	3,341
Net borrowing of reverse repurchase agreements	39,204,610	—	22,166,863

Net cash provided by (used for) financing activities	18,152,690	(88,236,012)	12,002,916

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$13,477	$(1,488)	—

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency at value	1,175,186	368,010	—
Cash and foreign currency at value at beginning of period	482,475	631,458	—

Cash and foreign currency at value at end of period	$1,657,661	$999,468	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$990,003	$3,772,176	$629,992

[1] Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock Core Bond Trust (BHK)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.25		$14.29	$15.24	$14.05		$15.21	$13.78

Net investment income[1]	0.38		0.79	0.86	0.87		0.89	0.88
Net realized and unrealized gain (loss)	(0.74)		1.01	(0.73)	1.23		(1.11)	1.37

Net increase (decrease) from investment operations	(0.36)		1.80	0.13	2.10		(0.22)	2.25

Distributions:[2]
From net investment income	(0.39)		(0.84)	(1.04)	(0.91)		(0.94)	(0.82)
In excess of net investment income[3]	—		—	(0.04)	—		—	—

Total distributions	(0.39)		(0.84)	(1.08)	(0.91)		(0.94)	(0.82)

Net asset value, end of period	$14.50		$15.25	$14.29	$15.24		$14.05	$15.21

Market price, end of period	$13.34		$14.33	$12.63	$13.64		$12.50	$15.41

Total Return[4]
Based on net asset value	(2.10)%	[5]	13.67%	1.62%	16.09%	[6]	(1.42)%	17.06%

Based on market price	(4.15)%	[5]	20.85%	0.35%	16.78%		(13.43)%	28.78%

Ratios to Average Net Assets
Total expenses	1.08%	[7]	0.97%	0.95% [8]	1.06%	[8]	1.03%	0.95%

Total expenses after fees waived	1.08%	[7]	0.97%	0.95% [8]	1.02%	[8]	0.98%	0.94%

Total expenses after fees waived and excluding interest expense	0.80%	[7]	0.78%	0.82% [8]	0.91%	[8]	0.86%	0.86%

Net investment income	5.33%	[7]	5.48%	5.83%	5.94%		5.92%	6.13%

Supplemental Data
Net assets, end of period (000)	$782,064		$822,549	$770,822	$412,078		$379,913	$411,136

Borrowings outstanding, end of period (000)	$327,543		$288,239	$303,651	$168,301		$172,537	$182,679

Portfolio turnover rate[9]	19%		35%	55%	82%		100%	290%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Taxable distribution.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes proceeds received from a settlement of litigation, which impacted the Trust’s total return. Excluding these proceeds, the total return would have been 16.01%.

[7]	Annualized.

[8]

Includes reorganization costs associated with the Trust’s merger. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 0.94%, 0.94% and 0.82% for the year ended August 31, 2015 and 1.00%, 0.96% and 0.85% for the year ended August 31, 2014, respectively.

[9]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31,
		2016	2015	2014	2013	2012

Portfolio turnover (excluding MDRs)	19%	35%	51%	48%	63%	237%

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	73

Consolidated Financial Highlights	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015	2014		2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$11.79		$12.06		$13.47	$12.62		$12.32		$11.49

Net investment income[1]	0.42		0.82		0.87	0.98		1.00		1.04
Net realized and unrealized gain (loss)	0.45		(0.10)		(1.31)	0.91		0.41		0.83

Net increase (decrease) from investment operations	0.87		0.72		(0.44)	1.89		1.41		1.87

Distributions from net investment income[2]	(0.47)		(0.99)		(0.97)	(1.04)		(1.11)		(1.04)

Net asset value, end of period	$12.19		$11.79		$12.06 [3]	$13.47		$12.62		$12.32

Market price, end of period	$11.16		$10.88		$9.97	$12.07		$11.37		$12.96

Total Return[4]
Based on net asset value	8.00%	[5]	7.76%		(2.40)% [3]	16.21%		11.90%		17.14%

Based on market price	7.14%	[5]	20.29%		(9.96)%	15.58%		(4.16)%		26.30%

Ratios to Average Net Assets
Total expenses	1.44%	[6,7]	1.39%	[7]	1.37%	1.35%	[8]	1.54%	[9]	1.51%

Total expenses after fees waived	1.44%	[6,7]	1.39%	[7]	1.37%	1.35%	[8]	1.54%	[9]	1.51%

Total expenses after fees waived and excluding interest expense and income tax	0.92%	[6,7]	0.93%	[7]	0.96%	0.98%	[8]	1.16%	[9,10]	1.19%	[11]

Net investment income	7.22%	[6]	7.30%		6.88%	7.40%		7.83%		8.84%

Supplemental Data
Net assets, end of period (000)	$1,541,806		$1,492,948		$1,527,307	$1,705,422		$446,847		$435,955

Borrowings outstanding, end of period (000)	$577,000		$604,000		$631,000	$723,000		$191,000		$181,000

Asset coverage, end of period $1,000 of bank borrowing	$3,672		$3,472		$3,419	$3,359		$3,340		$3,409

Portfolio turnover rate	36%		66%		57%	64%		77%		61%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

For financial reporting purposes, the market value of certain total return swaps were adjusted as of report date. Accordingly, the net asset value (“NAV”) per share and total return performance based on net asset value presented herein are different than the information previously published on August 31, 2015.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07% and 0.11% for the six months ended February 28, 2017 and the year ended August 31, 2016, respectively.

[8]

Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.34%, 1.34% and 0.97%, respectively.

[9]

Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.50%, 1.50% and 1.12%, respectively.

[10]	For the year ended August 31, 2013, the total expense ratio after fees waived and paid indirectly and excluding interest expense, borrowing costs and income tax was 1.15%.

[11]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 1.09%.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock Income Trust, Inc. (BKT)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015		2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$6.96		$7.08	$7.27		$7.32		$7.94	$7.96

Net investment income[1]	0.12		0.28	0.32		0.35		0.32	0.39
Net realized and unrealized gain (loss)	(0.17)		(0.05)	(0.11)		0.03		(0.46)	0.06

Net increase (decrease) from investment operations	(0.05)		0.23	0.21		0.38		(0.14)	0.45

Distributions:[2]
From net investment income	(0.16)		(0.35)	(0.40)		(0.43)		(0.48)	(0.27)
From net realized gain	—		—	—		—		—	(0.20)

Total distributions	(0.16)		(0.35)	(0.40)		(0.43)		(0.48)	(0.47)

Net asset value, end of period	$6.75		$6.96	$7.08		$7.27		$7.32	$7.94

Market price, end of period	$6.26		$6.60	$6.30		$6.42		$6.40	$7.63

Total Return[3]
Based on net asset value	(0.56)%	[4]	3.64%	3.56%		6.05%		(1.45)%	6.24%

Based on market price	(2.74)%	[4]	10.44%	4.35%		7.12%		(10.34)%	13.19%

Ratios to Average Net Assets
Total expenses	1.19%	5.6	1.08%	0.99%	[6]	1.02%	[7]	1.00%	0.97%

Total expenses after fees waived	1.19%	[5,6]	1.08%	0.99%	[6]	1.02%	[7]	1.00%	0.97%

Total expenses after fees waived and excluding interest expense	0.91%	[5,6]	0.89%	0.90%	[6]	0.96%	[7]	0.90%	0.90%

Net investment income	3.61%	[5]	4.01%	4.48%		4.74%		4.18%	4.86%

Supplemental Data
Net assets, end of period (000)	$431,772		$444,882	$452,616		$464,933		$467,948	$507,852

Borrowings outstanding, end of period (000)	$175,000		$152,859	$173,695		$205,415		$148,344	$119,706

Portfolio turnover rate[8]	132%		141%	191%		256%		358%	487%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]

Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 0.99%, 0.99% and 0.89% for the year ended August 31, 2015 and 0.97%, 0.97% and 0.90% for the year ended August 31, 2014, respectively.

[8]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31,
		2016	2015	2014	2013	2012

Portfolio turnover (excluding MDRs)	55%	63%	78%	125%	196%	230%

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	75

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually, a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Core Bond Trust	BHK	Delaware	Diversified
BlackRock Corporate High Yield Trust, Inc.	HYT	Maryland	Diversified
BlackRock Income Trust, Inc.	BKT	Maryland	Diversified

The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the net asset value (“NAV”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“the “Manager”) or its affiliates, are included in a complex of closed-end Trusts referred to as the Closed-End Complex.

Basis of Consolidation: The accompanying consolidated financial statements of HYT include the accounts of BLK HYT (Luxembourg) Investments, S.a.r.l., BLK HYV (Luxembourg) Investments, S.a.r.l., BLK COY (Luxembourg) Investments, S.a.r.l. and BLK CYE (Luxembourg) Investments, S.a.r.l. collectively, (the “Taxable Subsidiaries”), which are wholly owned taxable subsidiaries of HYT which hold shares of private Canadian companies, Laricina Energy Ltd. and Osum Oil Sands Corp. Such shares are held in the Taxable Subsidiaries in order to realize benefits under the Double Tax Avoidance Convention between Canada and Luxembourg, the result of which is gains on the sale of such shares will generally not be subject to capital gains taxes in Canada. Income earned on the investment held by the Taxable Subsidiary may be taxable to such subsidiary in Luxembourg. A tax provision, if any, is included in expenses in the Consolidated Statement of Operations for HYT. The net assets of the Taxable Subsidiaries as of period end were $900,468, which is 0.1% of HYT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiaries are subject to the same investment policies and restrictions that apply to HYT.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Trust‘s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Trust does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Trust reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. Portions of return of capital distributions under U.S. GAAP may be taxed at ordinary income rates. The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Realized net capital gains can be offset by capital losses carried forward from prior years. However, certain Trusts have capital loss carryforwards from pre-2012 tax years that offset realized net capital gains but do not offset current earnings and profits. Consequently, if distributions in any tax year are less than the Trust’s current earnings and profits but greater than net investment income and net realized capital gains (taxable income), distributions in excess of taxable income are not treated as non-taxable return of capital, but rather may be taxable to shareholders at ordinary income rates. Under certain circumstances, taxable excess distributions could be significant.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, if applicable. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Trusts’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several Funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Trusts had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Trusts no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Trusts may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market

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Notes to Financial Statements (continued)

movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of Each Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

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Notes to Financial Statements (continued)

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach

(i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii) market multiples of comparable issuers.

Income approach

(i) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i) audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii) relevant news and other public sources; and

(iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Trust. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of February 28, 2017, certain investments of the HYT were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations are typically issued as the debt of a special purpose entity

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Notes to Financial Statements (continued)

organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Trust may subsequently have to reinvest the proceeds at lower interest rates. If a Trust has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), which are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Trust’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of

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Notes to Financial Statements (continued)

payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for U.S. federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a Trust to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a Trust will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result to proceeds from the sale to not be readily available for a Trust to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a Trust to the extent that it invests in floating rate loan interest. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a Trust’s investment policies.

When a Trust purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a Trust upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A Trust may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A Trust may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a Trust having a contractual relationship only with the lender, not with the borrower. A Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Trust generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A Trust may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Trust assumes the credit risk of both the borrower and the lender that is selling the Participation. A Trust’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a Trust may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a Trust having a direct contractual relationship with the borrower, and a Trust may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a Trust earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Trusts had the following unfunded floating rate loan interests:

Trust	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation
HYT	Oberthur Technologies S.A.	$418,671	$416,578	$422,598	$6,020

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Notes to Financial Statements (continued)

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a Trust may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a Trust mitigate their counterparty risk, TBA commitments may be entered into by a Trust under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Trust and the counterparty. Cash collateral that has been pledged to cover the obligations of a Trust and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a Trust, if any, is noted in the Schedules of Investments. Typically, a Trust is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a Trust are not fully collateralized, contractually or otherwise, a Trust bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: Certain Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Trust is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Trust is required to purchase may decline below the agreed upon repurchase price of those securities.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a Trust borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a Trust at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a Trust and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A Trust may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a Trust sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A Trust receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a Trust continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a Trust suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a Trust would still be required to pay the full repurchase price. Further, a Trust remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a Trust would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a Trust to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a Trust may receive a fee for use of the security by the counterparty, which may result in interest income to a Trust.

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Notes to Financial Statements (continued)

For the six months ended February 28, 2017, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rates were as follows:

	Average Amount Outstanding	Daily Weighted Average Interest Rate
BHK	$321,790,078	0.68%
BKT	$164,212,684	0.74%

Borrowed bond agreements and reverse repurchase transactions are entered into by a Trust under Master Repurchase Agreements (each, an “MRA”), which permit a Trust, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Trust. With borrowed bond agreements and reverse repurchase transactions, typically a Trust and the counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Trust receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Trust upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Trust is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Trust’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

BHK
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged/Received	Net Amount[2]
Barclays Capital, Inc	$14,100,817	$(14,100,817)	—	—
BNP Paribas Securities Corp.	65,169,427	(65,169,427)	—	—
Credit Suisse Securities (USA) LLC	9,265,883	(9,265,883)	—	—
Deutsche Bank AG	35,834,891	(35,834,891)	—	—
HSBC Securities (USA), Inc.	63,508,832	(63,508,832)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	2,084,813	(2,084,813)	—	—
Nomura Securities International, Inc	31,875,098	(31,875,098)	—	—
RBC Capital Markets, LLC	105,703,703	(105,703,703)	—	—

Total	$327,543,464	$(327,543,464)	—	—

[1]

Collateral with a value of $343,075,306 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount payable due to counterparty in the event of default.

BKT
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged/Received	Net Amount[2]
BNP Paribas Securities Corp.	$6,933,392	$(6,933,392)	—	—
Citigroup Global Markets, Inc.	4,307,213	(4,307,213)	—	—
HSBC Securities (USA), Inc.	163,759,568	(163,759,568)	—	—

Total	$175,000,173	$(175,000,173)	—	—

[1]

Collateral with a value of $180,030,468 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

As of period end, the following table is a summary of the Trust’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:

BKT
Counterparty	Borrowed Bond Agreements[1]	Borrowed Bonds at Value including Accrued Interest[2]	Exposure Due (to)/ from Counterparty before Collateral	Non-cash Collateral Received	Cash Collateral Received	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Collateral (Received)/ Pledged	Net Exposure Due (to)/from Counterparty[3]
Credit Suisse Securities (USA) LLC	$856,249	$(887,525)	$(31,276)	—	—	—	—	—	$(31,276)

[1]	Included in investments at value-unaffiliated in the Statements of Assets and Liabilities.

[2]	Includes accrued interest on borrowed bonds in the amount of $7,384 which is included in interest expense payable in the Statements of Assets and Liabilities.

[3]	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	83

Notes to Financial Statements (continued)

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Trust’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Trust’s obligation to repurchase the securities.

Short Sale Transactions: In short sale transactions, a Trust sells a security it does not hold in anticipation of a decline in the market price of that security. When a Trust makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A Trust is required to repay the counterparty interest on the security sold short, which, if applicable, is shown as interest expense in the Statements of Operations. A Trust is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a Trust sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a Trust will be able to close out a short position at a particular time or at an acceptable price.

5. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Trusts invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Trusts enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Trusts purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

84	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•

Swaptions — Certain Trusts purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Trusts’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign Currency Options — Certain Trusts purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Trusts enter into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trusts and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Trusts’ counterparty on the swap agreement becomes the CCP. The Trusts are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Certain Trusts enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Certain Trusts enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	85

Notes to Financial Statements (continued)

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Trusts receive payment from or make a payment to the counterparty

•	Interest rate swaps — Certain Trusts enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — Certain Trusts enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Trust and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Trusts may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Trusts’ net assets decline by a stated percentage or the Trusts fail to meet the terms of their ISDA Master Agreements. The result would cause the Trusts to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trust and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts. Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Trusts have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Trusts not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Trust, entered into an Investment Advisory Agreement with the Manager, the Trust’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

86	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

For such services, BHK pays the Manager a monthly fee based on an annual rate of 0.50% of the average weekly value of the Trust’s managed assets. For purposes of calculating this fee, “managed assets” means the total assets of the Trust minus the sum of its accrued liabilities (other than the aggregate indebtedness constituting financial leverage).

For such services, HYT pays the Manager a monthly fee at an annual rate equal to 0.60% of the average daily value of the Trust’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage. For purposes of calculating this fee, “net assets” means the total assets of the Trust minus the sum of its accrued liabilities.

For such services, BKT pays the Manager a monthly fee at an annual rate equal to 0.65% of the average weekly value of the Trust’s net assets. For purposes of calculating this fee, “net assets” means the total assets of the Trust minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).

The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, HYT pays the Manager based on HYT’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Taxable Subsidiary

Distribution Fees: HYT has entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of HYT’s common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”); however, as of February 28, 2017, HYT is no longer actively engaged in a Shelf Offering and has not filed a registration statement or a prospectus for any current Shelf Offering. Pursuant to the Distribution Agreement, HYT would compensate BRIL with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of HYT’s Common Shares and a portion of such commission would be re-allowed to broker-dealers engaged by BRIL.

Administration: BKT has an Administration Agreement with the Manager. The administration fee paid to the Manager is computed at an annual rate of 0.15% of the BKT’s average weekly net assets/managed assets.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Trusts with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

Expense Waivers: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended February 28, 2017, the amounts waived were as follows:

	BHK	HYT	BKT
Amounts waived	$5,164	$778	$3,753

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Trusts’ assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. On December 2, 2016, Manager entered into a Master Advisory Fee Agreement (“Agreement”), contractually committing to this arrangement through June 30, 2017. The Agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ independent trustees. For the six months ended February 28, 2017, HYT waived $20,757 in investment advisory fees pursuant to these arrangements.

Officers and Trustees: Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: During the six months ended February 28, 2017, HYT received a reimbursement of $29,894 from an affiliate, which is shown as payment by affiliate in the Consolidated Statement of Operations, related to an operating error.

The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended February 28, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Loss
HYT	—	$117,656	$(47)

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	87

Notes to Financial Statements (continued)

7. Purchases and Sales:

For the six months ended February 28, 2017, purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities, were as follows:

Purchases
	BHK	HYT	BKT
Non-U.S. Government Securities	$223,041,361	$740,274,879	$696,372,470
U.S. Government Securities	—	—	—

Total Purchases	$223,041,361	$740,274,879	$696,372,470

Sales
	BHK	HYT	BKT
Non-U.S. Government Securities	$178,988,653	$756,181,005	$745,496,202
U.S. Government Securities	22,938,080	—	—

Total Sales	$201,926,733	$756,181,005	$745,496,202

For the six months ended February 28, 2017, purchases and sales related to mortgage dollar rolls for BKT were $405,818,828 and $405,207,080, respectively.

8. Income Tax Information:

It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiaries.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for each of the four years ended August 31, 2016. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of February 28, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of August 31, 2016, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BHK	HYT	BKT
No expiration date[1]	$11,373,636	$114,202,809	$43,751,932
2017	5,617,079	95,246,388	—
2018	—	55,665,607	—

Total	$16,990,715	$265,114,804	$43,751,932

[1]	Must be utilized prior to losses subject to expiration.

As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	BHK	HYT	BKT
Tax cost	$1,069,927,918	$2,121,095,756	$663,931,304

Gross unrealized appreciation	$52,688,720	$80,617,397	$18,230,038
Gross unrealized depreciation	(24,610,419)	(86,272,275)	(31,317,575)

Net unrealized appreciation (depreciation)	$28,078,301	$(5,654,878)	$(13,087,537)

9. Bank Borrowings:

HYT is party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to the Trust. As of period end, HYT has not received any notice to terminate. HYT has granted a security interest in substantially all of their assets to SSB.

The SSB Agreement allows for a maximum commitment of $732,000,000 for HYT.

Advances will be made by SSB to HYT, at HYT’s option of (a) the higher of (i) 0.80% above the Fed Trusts rate and (ii) 0.80% above Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

88	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

In addition, HYT pays a commitment fee (based on the daily unused portion of the commitments). The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs, if any. Advances to the Trusts as of period end are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

HYT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended February 28, 2017, the average amount of bank borrowings and the daily weighted average interest rates for HYT for loans under the revolving credit agreements were $569,364,641 and 1.38%, respectively.

10. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Trust’s ability to buy or sell bonds. As a result, a trust may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Trust needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers of securities owned by the Trusts. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests.

The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Trust.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	89

Notes to Financial Statements

For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent the Trusts deposit collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: Certain Trusts may invest in securities that are rated below investment grade quality (sometimes called “junk bonds”), which are predominantly speculative, have greater credit risk and generally are less liquid and have more volatile prices than higher quality securities.

The Trusts invest a significant portion of their assets in fixed income securities and/or use derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions:

BHK is authorized to issue an unlimited number of shares par value $0.001, all of which were initially classified as Common Shares. HYT is authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. BKT is authorized to issue 200 million shares, par value $0.01, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

Common Shares: HYT had previously filed a final prospectus with the U.S. Securities and Exchange Commission (“SEC”) allowing it to issue an additional 10,425,000 Common Shares through an equity shelf program (a “Shelf Offering”). HYT is no longer actively engaged in a Shelf Offering and has not filed a registration statement or a prospectus for any current Shelf Offering. HYT did not issue any Common Shares through the Shelf Offering. See Additional Information — Shelf Offering Program for additional information about the Shelf Offering.

Costs incurred by HYT in connection with the Shelf Offering are recorded as a deferred charge and amortized over 12 months.

On October 26, 2016, the Board approved the Trusts’ participation in an open market share repurchase program. The Trusts are eligible to purchase, at prevailing market prices, up to 5% of their common shares outstanding as of the close of business on October 28, 2016, subject to certain conditions. Repurchases may be made through November 30, 2017. There is no assurance that the Trusts will purchase shares in any particular amounts. For the six months ended February 28, 2017, HYT repurchased 140,680 shares at a cost of $1,553,292, including transaction costs. The total amount of the repurchase offer is reflected in HYT’s Consolidated Statement of Changes in Net Assets.

For the six months ended February 28, 2017 shares issued and outstanding remained constant for BHK and BKT. For the year ended August 31, 2016, shares issued and outstanding remained constant for BHK, HYT and BKT.

12. Contingencies:

In May 2015, the Motors Liquidation Company Avoidance Action Trust, as the Trust Administrator and Trustee of the General Motors bankruptcy estate, began serving amended complaints on defendants, which include former holders of certain General Motors debt (the “Debt”), in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. In addition to HYT, the lawsuit also names over five hundred other institutional investors as defendants, some of which are also managed by BlackRock Advisors, LLC or its affiliates. The plaintiffs are seeking an order that HYT and other defendants return proceeds received in 2009 in full payment of the principal and interest on the Debt. The holders received a full repayment of a term loan pursuant to a court order in the General Motors bankruptcy proceeding with the understanding that the Debt was fully secured at the time of repayment. The plaintiffs contend that HYT and other defendants were not secured creditors at the time of the 2009 payments and therefore not entitled to the payments in full. HYT cannot predict the outcome of the lawsuit, or the effect, if any, on HYT’s net asset value. As such, no liability for litigation related to this

90	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (concluded)

matter is reflected in the financial statements. Management cannot determine the amount of loss that will be realized by HYT but does not expect the loss to exceed the payment received in 2009. The amount of the proceeds received in 2009 is $3,528,671.

13. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share
	Paid[1]	Declared[2]
BHK	$0.0650	$0.0650
HYT	$0.0700	$0.0700
BKT	$0.0265	$0.0265

[1]	Net investment income dividend paid on March 31, 2017 to Common Shareholders of record on March 15, 2017.

[2]	Net investment income dividend declared on April 3, 2017, payable to Common Shareholders of record on April 13, 2017.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	91

Officers and Trustees

Richard E. Cavanagh, Chair of the Board and Trustee

Karen P. Robards, Vice Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC[1] New York, NY, 10022	Address of the Trusts 100 Bellevue Parkway Wilmington, DE 19809

Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116

[1]	For HYT.

92	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Additional Information

Trust Certification

The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after the completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

In accordance with Section 23(c) of the 1940 Act, the Trusts from time to time may purchase shares of its Common Shares in the open market or in private transactions.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charter or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the Trusts’ electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	93

Additional Information (continued)

General Information (concluded)

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Section 19(a) Notices

BHK’s amounts and sources of distributions reported are estimates and are being provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of the fiscal year and may be subject to changes based on tax regulations. The Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.

February 28, 2017
	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share
BHK	$0.390000	—	—	—	$0.390000	100%	0%	0%	0%	100%

The Trust estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Trust is returned to the shareholder. A return of capital does not necessarily reflect the Trust's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Trust's net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website http://www.blackrock.com.

94	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Additional Information (concluded)

Shelf Offering Program

From time-to-time, each Trust may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, a Trust may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Trust’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow a Trust to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.

None of the Trusts have filed a registration statement with respect to any current Shelf Offerings. This report is not an offer to sell Trust Common Shares and is not a solicitation of an offer to buy Trust Common Shares. If a Trust files a registration statement with respect to any current Shelf Offering, the prospectus contained therein will contain more complete information about the Trust and should be read carefully before investing.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	95

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEFBHK-2/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a)	Not Applicable to this semi-annual report.
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –   Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: May 3, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: May 3, 2017

3